UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22025

Voya Separate Portfolios Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: May 31

Date of reporting period: May 31, 2019

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Annual Report

May 31, 2019

Classes A, I, R and R6

■	Voya Target In-Retirement Fund
■	Voya Target Retirement 2020 Fund
■	Voya Target Retirement 2025 Fund
■	Voya Target Retirement 2030 Fund
■	Voya Target Retirement 2035 Fund
■	Voya Target Retirement 2040 Fund
■	Voya Target Retirement 2045 Fund
■	Voya Target Retirement 2050 Fund
■	Voya Target Retirement 2055 Fund
■	Voya Target Retirement 2060 Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of each Fund’s annual and semi-annual shareholder reports, like this annual report, will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Voya funds’ website (www.voyainvestments.com/literature), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-992-0180 or by sending an e-mail request to Voyaim_literature@voya.com.
You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions to elect to continue receiving paper copies of your shareholder reports. If you received this document through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with us, you can call 1-800-992-0180 or send an email request to Voyaim_literature@voya.com to let each Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the Voya funds complex if you invest directly with the funds.

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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INVESTMENT MANAGEMENT
voyainvestments.com

TABLE OF CONTENTS

President’s Letter	1
Market Perspective	2
Portfolio Managers’ Reports	4
Shareholder Expense Examples	17
Report of Independent Registered Public Accounting Firm	19
Statements of Assets and Liabilities	20
Statements of Operations	25
Statements of Changes in Net Assets	28
Financial Highlights	33
Notes to Financial Statements	38
Portfolio of Investments	48
Tax Information	78
Trustee and Officer Information	80

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PROXY VOTING INFORMATION
A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Funds’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT, available for filings after March 31, 2019. The Funds’ Form N-Q or Form N-PORT is available on the SEC’s website at www.sec.gov. The Funds’ complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, are available: on www.voyainvestments.com and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

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PRESIDENT’S LETTER

Riding the Market Seesaw

Dear Shareholder,

Over the one-year period covered by this report, the financial markets have delivered attractive performance potential but also obliged investors to confront high levels of uncertainty. For example, as of May 31, 2019, the S&P 500® Index was up 3.78% for the 12 months, down 6.35% for the month and up 10.74% year-to-date. Such market gyrations resulted from rising and falling tides of worry, as investors mulled a diminished global economic outlook, the effects of trade wars, slowing corporate earnings and rising political tensions in the Middle East.

With so many potentially disruptive factors in play, investors have switched rapidly between “risk-on” and “risk-off” sentiments, bidding up stocks when conditions seemed upbeat, then retreating into bonds when the next wave of worry came ashore. The result has been what we believe to be a contradictory set of market signals: higher bond prices indicating that investors see greater risk of an economic downturn, and higher stock prices signaling the belief that the current expansion will continue.

But the central banks still have the power to steer market sentiment, as we saw in late June. The European Central Bank vowed that if necessary, it would bolster the languishing euro zone economy with new rounds of policy intervention. The same week, the U.S. Federal Reserve Board signaled that, if warranted by the economic data, it would cut U.S. interest rates, perhaps as soon as July. These announcements underpinned investor sentiment and helped drive global stock market rallies late in the month.

Investors are quick to exit at the first sign of trouble, but also quick to return. How this all shakes out is anyone’s guess — it implies there are attractive investment opportunities out there, but also that we should continue to expect high levels of volatility, in our opinion. Just don’t let it throw you off course: remember that you’re investing for the long haul, and it’s usually inadvisable to abandon one’s long-term strategy for a short-term opportunity. Keep focused on your goals and don’t try to time market downturns or upturns. Change your strategy only if your long-term goals change; discuss any changes thoroughly with your financial advisor before taking action.

Voya seeks to remain a reliable partner committed to reliable investing, helping you and your financial advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.

Sincerely,

Dina Santoro
President
Voya Family of Funds
June 25, 2019

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.

For more complete information, or to obtain a prospectus for any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. A prospectus should be read carefully before investing. Consider a fund’s investment objectives, risks, charges and expenses carefully before investing. A prospectus contains this information and other information about a fund. Check with your financial advisor to determine which Voya mutual funds are available for sale within their firm. Not all funds are available for sale at all firms.

MARKET PERSPECTIVE:  YEAR ENDED MAY 31, 2019

Halfway through our fiscal year, global equities, in the form of the MSCI World IndexSM (the “Index”), measured in local currencies, including net reinvestment dividends, were down 0.42%, having slumped 6.80% in October. Markets were increasingly unnerved by an intensifying economic slowdown outside of the U.S., exacerbating existing concerns about a potential trade war between the U.S. and China. (The Index returned -0.29% for the year ended May 31, 2019, measured in U.S. dollars.)

Furthermore, the Federal Open Market Committee (“FOMC”) still seemed intent on raising interest rates, despite no apparent inflationary threat. In December, the FOMC raised rates for the fourth time in 2018, from 2.25% to 2.50%. Chairman Powell signaled two more increases in 2019, instead of a hoped-for pause. Was this a policy mistake in an already late-cycle economy, for which the boost from tax cuts and increased government spending would surely fade? The Index dropped another 7.86% in December.

Yet the equity investor who found this all too much and sold out near year-end would have missed a rebound as intense as it was unexpected through April, before more trade-related shocks sent the Index reeling again in May. For the fiscal year, global equities returned a slim 1.10%.

Two main factors drove the recovery. First, Chairman Powell changed his tune and said repeatedly that the FOMC would be “patient” as the economic data evolved. Secondly, on trade, the view emerged that, as far apart as the U.S. and China were on key issues, both were motivated to find some face-saving “deal”.

On perceived slowing global growth, there was little relief from most of the incoming data.

In continental Europe, the euro zone’s annual growth in gross domestic product (“GDP”) in the first quarter of 2019 was just 1.1%. The European Central Bank forecast that 1.1% was all that could be expected for 2019 as a whole. In the UK, Prime Minister May’s proposed Brexit deal was repeatedly defeated in parliament. She finally announced her resignation on May 24 with no deal in sight.

In Japan, the economy grew at 2.1% annualized in the first quarter. But it relied on a statistical quirk as imports fell sharply, signaling weakening demand. Meanwhile the closely watched index of business conditions showed the economy “worsening” for the first time in over six years.

China’s GDP grew at 6.6% in 2018 over 2017, the smallest advance in 28 years. The official target for 2019 was lowered to 6.0% from 6.5%. Manufacturing activity was contracting, while retail sales were growing at the slowest pace in 16 years.

In the U.S., GDP growth in the fourth quarter of 2018 fell to 2.2%, after 3.4% in the third. First quarter GDP growth surprised to the upside at 3.1%, although it was flattered by volatile inventory and trade elements. The employment situation remained strong, with the unemployment rate in April down to 3.6%. But more forward-looking indicators like purchasing managers’ indices were showing signs of weakness.

By early May, notwithstanding the tepid-to-mixed picture painted above, the path of least resistance for the Index still seemed upwards. This all changed on the first weekend when the President tweeted his intention to raise the existing 10% tariff on some $200 billion of imported Chinese goods to 25%. Trade negotiations with China had evidently broken down. On May 20, he blacklisted Chinese technology giant Huawei from buying hardware and software from U.S. companies and on the 31st, unexpectedly threatened tariffs on Mexican goods for reasons related to illegal immigration.

The Index fell 5.70% in May. All the concerns about the effect of trade conflicts on an already slowing global economy were now back in focus. The year ended with business channel CNBC reporting that the median forecast for U.S. GDP growth in the second quarter was just 1.6%.

In U.S. fixed income markets, the Treasury yield curve mostly fell and flattened over the year. It partially inverted in March, with the yield on the three-month bill greater than the yield on the ten-year note for the first time since 2007. This is thought by some to portend economic weakness, as it implies declining short-term rates. For the year, the Bloomberg Barclays U.S. Aggregate Bond Index returned 6.40%.

U.S. equities, represented by the S&P 500® Index including dividends, rose 3.78% for the year, down 6.35% from the record set on April 30. The earnings per share of constituent companies grew by about 25% year-over-year in the first three quarters of 2018, 13% in the fourth, but were set to stall in early 2019. “Bond surrogate” real estate was the top performing sector, up 18.64%. Oil price-sensitive energy was weakest, down 20.05%.

In currencies, the dollar rose 4.85% against the euro and 5.37% against the pound, but slipped 0.39% against the yen. The dollar was on a rising trend against most currencies for the year. But the yen, which tends to be even more of a safe haven than the dollar, gained nearly 3% in May.

In international markets, the MSCI Japan® Index plunged 10.03% in the year, reflecting Japan’s own vulnerability to a trade war and the resilient yen. The MSCI Europe ex UK® Index barely moved, up 0.05%. However, this concealed wide differences, with auto companies vulnerable to trade frictions and banks to low interest rates, incurring large losses, while consumer staples held up better. The MSCI UK® Index fell 2.46%. As usual, a large contribution was made by a few heavily weighted constituents. In this case, the entire loss could be attributed to company-specific issues affecting British American Tobacco, Vodafone and Glencore.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Each Fund’s performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

BENCHMARK DESCRIPTIONS

Index	Description
Bloomberg Barclays U.S. Aggregate Bond Index	An index of publicly issued investment grade U.S. government, mortgage-backed, asset-backed and corporate debt securities.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An index that measures the performance of over 1,600 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
S&P Target Date Retirement Income Index	Seeks to represent asset allocations which target an immediate retirement horizon.
S&P Target Date 2020 Index, S&P Target Date 2025 Index, S&P Target Date 2030 Index, S&P Target Date 2035 Index, S&P Target Date 2040 Index, S&P Target Date 2045 Index, S&P Target Date 2050 Index, S&P Target Date 2055 Index, and S&P Target Date 2060+ Index

Each index seeks to represent the market consensus for asset allocations which target an approximate 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 and beyond the 2060 retirement horizon, respectively.

VOYA TARGET RETIREMENT FUNDS	PORTFOLIO MANAGERS’ REPORT

The Voya Target Retirement Funds consist of Voya Target Retirement 2020 Fund, Voya Target Retirement 2025 Fund, Voya Target Retirement 2030 Fund, Voya Target Retirement 2035 Fund, Voya Target Retirement 2040 Fund, Voya Target Retirement 2045 Fund, Voya Target Retirement 2050 Fund, Voya Target Retirement 2055 Fund, Voya Target Retirement 2060 Fund and Voya Target In-Retirement Fund (each a “Fund” or collectively, the “Funds”). Each Fund seeks to achieve its investment objective* by investing in a combination of other funds (“Underlying Funds”). The Funds are managed by Paul Zemsky, CFA and Chief Investment Officer and Halvard Kvaale, CIMA, Portfolio Managers, of Voya Investment Management Co. LLC — the Sub-Adviser.

The Funds seek to achieve their respective investment objective by investing in a combination of Underlying Funds according to target allocations determined by the Sub-Adviser. With the exception of Voya Target In-Retirement Fund, the Funds are structured and managed around specific target retirement or financial goal dates (“target dates”). The target date is the approximate year that an investor in a Fund would plan to make initial withdrawals from a Fund for retirement or other financial goals. The Funds’ target allocations will change over time, gliding down a path to gradually become more conservative as the Fund approaches its target date. As a Fund nears its target date, the target allocation is anticipated to be the same as that of Voya Target In-Retirement Fund, whose target allocation among the Underlying Funds is approximately 35% equity securities and 65% debt instruments.

Portfolio Specifics: For the year ended May 31, 2019, with the exception of Voya Target Retirement 2020 Fund, the Funds underperformed their respective strategic asset allocation benchmark, gross of fees. For the year ended May 31, 2019, Voya Target Retirement 2020 Fund outperformed its strategic asset allocation benchmark, gross of fees.

For the 12-month period ending May 31, 2019, underlying Fund performance was mixed — contributing to performance in the Income — 2025 Funds but detracting in the 2035-2060 Funds. Underlying Funds with top performance relative to their standalone benchmarks included Voya Large Cap Growth Fund, Voya U.S. High Dividend Low Volatility Fund and Voya Large Cap Value Fund. Underlying Funds with the worst performance relative to their standalone benchmarks include Voya Multi-Manager Mid Cap Value Fund, Voya MidCap Opportunities Fund and Voya Multi-Manager International Factors Fund. At the end of April 2018, the Funds removed Credit Suisse Commodity Return Strategy Fund, TIAA Bond Index Fund, TIAA International Equity Index Fund and added the Voya Strategic Income Opportunities Fund.

Asset Allocation: The Funds started the reporting year favoring equities over fixed income, with overweight positions in domestic large cap core equities. These positions were funded with reduced allocations to core fixed income and U.S. real estate.

In June, the Funds enacted an underweight position to emerging market equities, splitting the proceeds between U.S. large cap equities and short duration bonds in varying degrees depending on the vintage. At the time of the trade, we found the valuation of emerging market equities was not providing sufficient support against a worsening business outlook, renewed political uncertainty in the region and hawkish tone from the U.S. Federal Reserve Board (“Fed”).

In July, the Funds exited from high yield, reallocating the assets to core U.S. fixed income and short duration bonds. This de-risking within fixed income was driven by our belief, at the time, that the economy and credit cycles were in their latter stages.

In September, the Funds further reduced its exposure to emerging market equities in favor of domestic large cap equities. At the time of the trade, emerging market equities were entrenched in a bear market, having experienced a -20% correction from its most recent peak. At these levels, we had found the valuation still in line with its five-year average and capable of another leg lower before valuations become attractive once again. On the fundamental side, China data had continued to show weakness through the summer and copper prices and global ISM continued to slip.

In October, two trades were implemented across the Funds. First, duration in the Funds was increased through the purchase of long bonds, funded by reducing core U.S. fixed income. Secondly, the Funds reduced its short bonds exposure and allocated the funds into emerging market equities, lessening our tactical underweight to emerging markets at the time.

In November, the Funds reduced its risk exposure, selling equities into core U.S. fixed income. At the time of the trade, fundamental indicators were showing the U.S. joining the rest of the world in a growth slowdown. Finally in December, based on concerns of muted future earnings, continued Fed-induced tightening and outlook for the euro zone, the Funds further reduced equities by selling U.S. mid cap and developed international equities into fixed income.

Three trades were placed in January across the Funds. In early January, the Funds initiated an underweight to senior loans, lowering overall credit exposure and realizing gains earned from the solid recovery in the loan market post-December selloff. In addition, with the Fed having moved closer to concluding its tightening cycle, the need for a floating rate component was minimized. Proceeds from the sale were moved into short-term bonds. In mid-January, the Funds (with the exception of Voya Target In-Retirement Fund) reduced equity exposure by selling international developed equities for short-term bonds following a meaningful bounce off the December lows. At the end of January, the Funds unwound a portion of its underweight to REITs, funded by selling domestic large cap equities.

As part of its annual review process, the Funds glided down at the end of April and also made adjustments to its strategic asset allocation targets to reflect revised long-term capital market expectations for a range of asset classes. This resulted in an overall decrease in equities across the 2045-2020 Funds and changes in the strategic sub-asset allocations. The most notable changes included increased allocations to U.S. large cap, core fixed income and TIPS, funded by decreased allocations to U.S. mid cap,

PORTFOLIO MANAGERS’ REPORT	VOYA TARGET RETIREMENT FUNDS

developed international and emerging market equities and senior loans. During the review, we also removed commodities as a strategic asset class from the Funds.

At the end of May, the Funds purchased long treasury bonds funded by selling intermediate bonds. Recent weakness in U.S. capital expenditures and retail sales data, at the time, were suggesting lower growth trajectory. In addition, we believe the data hints that the U.S. economy may be more susceptible to trade tensions going forward, especially as the tailwinds from fiscal policy have started to fade.

Overall, short-term asset allocation moves had a negative impact on gross performance during this 12-month period.

Current Strategy and Outlook: We believe that some of the signs of economic strength that formed in the first few months of the year have started to slip. The latest reading from the Markit U.S. Composite PMI, which hit its lowest level since May of 2016, is consistent with slowing but still positive GDP growth. Both the services and manufacturing components contributed to the decline. In addition, U.S. financial conditions have tightened back to levels last seen in January. The move has been driven by a combination of dollar strength, weaker equity markets and yield curve flatness. In aggregate, our indicators point to weaker U.S. economic growth in the second quarter. However, we still believe growth for the full year 2019 to be near trend growth.

Global and U.S. earnings revisions are turning up. We look for stabilization of the U.S. dollar, credit spreads and Chinese economic data as signals of improved market internals and sustainable future earnings growth. Much of this rests on the direction of monetary policy. The Fed is currently on hold but the market is pricing in a 25 basis points (0.25%) cut to the Fed Funds rate as early as July, depending on economic conditions. We believe the market is overestimating the probability of interest rate cuts in 2019 and feel the data is still uncertain about the direction of Fed policy. In our view, the unemployment rate does not fully capture resource capacity utilization and this has been reflected in stubbornly low core personal consumption expenditure deflator (core PCE) readings, which is the Fed’s preferred measure of inflation.

We continue to believe that although everyone loses in a trade war — tariffs create deadweight losses that reduce income on both sides — China cannot afford to lose the American consumer market, and therefore may prove to be more vulnerable. Thus, in our view, progress toward an agreement in the near-term is more likely than not, albeit less likely than it was a month ago. We also view scope for improvement in the European geopolitical backdrop following market unfriendly election outcomes in Italy and given Brexit concerns. Still, we are less optimistic on non-U.S. developed market equities than we are on U.S. equities, and maintain higher than baseline allocations to large-cap U.S. stocks at the expense of Europe, Australasia and Far East equity.

*	Please see the Prospectus for each Fund’s respective investment objective.

The views expressed in this commentary are informed opinions. They should not be considered promises or advice. The views expressed reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. Fund holdings are subject to change daily. The outlook for this Fund may differ from that presented for other Voya mutual funds. This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements. The Fund’s performance returns shown reflect applicable fee waivers and/or expense limits in effect during this period. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance for the different classes of shares will vary based on differences in fees associated with each class. An index has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.

VOYA TARGET RETIREMENT FUNDS	PORTFOLIO MANAGERS’ REPORT

Average Total Returns for the Year Ended May 31, 2019
1 Year
Voya Target In-Retirement Fund, Class I	3.44%
S&P Target Date Retirement Income Index	2.95%
Voya Target Retirement 2020 Fund, Class I	2.86%
S&P Target Date 2020 Index	1.98%
Voya Target Retirement 2025 Fund, Class I	1.60%
S&P Target Date 2025 Index	1.35%
Voya Target Retirement 2030 Fund, Class I	0.76%
S&P Target Date 2030 Index	0.63%
Voya Target Retirement 2035 Fund, Class I	0.14%
S&P Target Date 2035 Index	–0.10%
Voya Target Retirement 2040 Fund, Class I	–0.59%
S&P Target Date 2040 Index	–0.55%
Voya Target Retirement 2045 Fund, Class I	–1.02%
S&P Target Date 2045 Index	–0.86%
Voya Target Retirement 2050 Fund, Class I	–1.30%
S&P Target Date 2050 Index	–1.08%
Voya Target Retirement 2055 Fund, Class I	–1.38%
S&P Target Date 2055 Index	–1.14%
Voya Target Retirement 2060 Fund, Class I	–1.39%
S&P Target Date 2060+ Index	–1.08%

Target Asset Allocation(1)
Sub Asset Class	2060	2055	2050	2045	2040	2035	2030	2025	2020	In- Retirement
US Large Blend	24.00%	24.00%	23.00%	21.00%	20.00%	19.00%	17.00%	15.00%	7.00%	7.00%
US Large Growth	15.00%	15.00%	15.25%	15.75%	15.25%	14.75%	13.25%	12.50%	11.50%	8.00%
US Large Value	14.25%	14.25%	15.00%	15.50%	15.00%	14.25%	13.00%	12.00%	11.25%	8.75%
US Mid Cap Blend	5.00%	5.00%	4.50%	4.50%	4.00%	4.00%	3.00%	2.50%	2.00%	0.00%
US Small Cap	3.00%	3.00%	3.00%	3.00%	3.00%	2.00%	2.00%	2.00%	0.00%	0.00%
International	23.00%	23.00%	23.00%	22.00%	20.00%	18.00%	16.00%	11.00%	8.00%	4.00%
Emerging Markets	7.50%	7.50%	7.00%	7.00%	6.50%	6.00%	5.00%	3.50%	3.00%	2.00%
Global Real Estate	2.75%	2.25%	2.25%	2.25%	2.25%	2.00%	1.75%	1.50%	1.25%	1.25%
Core Fixed Income	3.50%	4.00%	5.00%	5.25%	10.00%	10.00%	19.00%	24.75%	33.00%	40.00%
Senior Debt	0.00%	0.00%	0.00%	0.00%	0.00%	2.00%	2.00%	3.00%	3.00%	3.00%
International Bonds	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	3.00%	3.00%	3.00%
TIPS	0.00%	0.00%	0.00%	0.00%	0.00%	4.00%	4.00%	4.00%	5.00%	7.00%
Short Duration	0.00%	0.00%	0.00%	1.75%	2.00%	2.00%	2.00%	3.25%	10.00%	14.00%
Long Govt Bonds	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Total Equity	94.50%	94.00%	93.00%	91.00%	86.00%	80.00%	71.00%	60.00%	44.00%	31.00%
Total Fixed Income	5.50%	6.00%	7.00%	9.00%	14.00%	20.00%	29.00%	40.00%	56.00%	69.00%
	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%

(1)	Each Fund’s current approximate target investment allocations (expressed as a percentage of net assets). As these are target allocations, the actual allocations of each Fund’s assets may deviate from the percentages shown. Although the Funds expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

Portfolio holdings are subject to change

PORTFOLIO MANAGERS’ REPORT	VOYA TARGET IN-RETIREMENT FUND

Average Annual Total Returns for the Periods Ended May 31, 2019
	1 Year	5 Year	Since Inception of Class I December 20, 2012	Since Inception of Classes A and R6 December 21, 2015	Since Inception of Class R June 1, 2018
Including Sales Charge:
Class A(1)(2)	–2.81%	2.29%	—	3.57%	—
Class I	3.44%	3.77%	4.79%	—	—
Class R(2)	2.87%	3.24%	—	—	4.26%
Class R6(3)	3.55%	3.80%	—	4.82%	—
Excluding Sales Charge:
Class A(2)	3.09%	3.50%	—	4.53%	—
Class I	3.44%	3.77%	4.79%	—	—
Class R(2)	2.87%	3.24%	—	—	4.26%
Class R6(3)	3.55%	3.80%	—	4.82%	—

S&P Target Date Retirement Income Index	2.95%	3.49%	4.18%	4.18%	4.18%

Based on a $250,000 initial investment, the graph and table above illustrate the total return of Voya Target In-Retirement Fund against the index indicated. The index is unmanaged and has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.

The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.

Fund holdings are subject to change daily.

(1)	Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)	The Class A and Class R shares performance shown for the period prior to their inception date is the performance of Class I shares with adjustment for any differences in the expenses between the two classes.

(3)	The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different.

VOYA TARGET RETIREMENT 2020 FUND	PORTFOLIO MANAGERS’ REPORT

Average Annual Total Returns for the Periods Ended May 31, 2019
	1 Year	5 Year	Since Inception of Class I December 20, 2012	Since Inception of Classes A and R6 December 21, 2015	Since Inception of Class R June 1, 2018
Including Sales Charge:
Class A(1)(2)	–3.42%	2.95%	—	4.86%	—
Class I	2.86%	4.46%	6.12%	—	—
Class R(2)	2.29%	3.92%	—	—	5.58%
Class R6(3)	2.78%	4.46%	—	6.12%	—
Excluding Sales Charge:
Class A(2)	2.49%	4.17%	—	5.83%	—
Class I	2.86%	4.46%	6.12%	—	—
Class R(2)	2.29%	3.92%	—	—	5.58%
Class R6(3)	2.78%	4.46%	—	6.12%	—
S&P Target Date 2020 Index	1.98%	4.67%	6.39%	6.39%	6.39%

Based on a $250,000 initial investment, the graph and table above illustrate the total return of Voya Target Retirement 2020 Fund against the index indicated. The index is unmanaged and has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.

The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.

Fund holdings are subject to change daily.

(1)	Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)	The Class A and Class R shares performance shown for the period prior to their inception date is the performance of Class I shares with adjustment for any differences in the expenses between the two classes.

(3)	The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different.

PORTFOLIO MANAGERS’ REPORT	VOYA TARGET RETIREMENT 2025 FUND

Average Annual Total Returns for the Periods Ended May 31, 2019
	1 Year	5 Year	Since Inception of Class I December 20, 2012	Since Inception of Classes A and R6 December 21, 2015	Since Inception of Class R June 1, 2018
Including Sales Charge:
Class A(1)(2)	–4.50%	3.23%	—	5.42%	—
Class I	1.60%	4.73%	6.66%	—	—
Class R(2)	1.09%	4.21%	—	—	6.13%
Class R6(3)	1.64%	4.76%	—	6.68%	—
Excluding Sales Charge:
Class A(2)	1.30%	4.47%	—	6.39%	—
Class I	1.60%	4.73%	6.66%	—	—
Class R(2)	1.09%	4.21%	—	—	6.13%
Class R6(3)	1.64%	4.76%	—	6.68%
S&P Target Date 2025 Index	1.35%	4.97%	6.95%	6.95%	6.95%

Based on a $250,000 initial investment, the graph and table above illustrate the total return of Voya Target Retirement 2025 Fund against the index indicated. The index is unmanaged and has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.

The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.

Fund holdings are subject to change daily.

(1)	Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)	The Class A and Class R shares performance shown for the period prior to their inception date is the performance of Class I shares with adjustment for any differences in the expenses between the two classes.

(3)	The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different.

VOYA TARGET RETIREMENT 2030 FUND	PORTFOLIO MANAGERS’ REPORT

Average Annual Total Returns for the Periods Ended May 31, 2019
	1 Year	5 Year	Since Inception of Class I December 20, 2012	Since Inception of Classes A and R6 December 21, 2015	Since Inception of Class R June 1, 2018
Including Sales Charge:
Class A(1)(2)	–5.26%	3.64%	—	6.07%	—
Class I	0.76%	5.14%	7.33%	—	—
Class R(2)	0.28%	4.62%	—	—	6.80%
Class R6(3)	0.79%	5.16%	—	7.34%	—
Excluding Sales Charge:
Class A(2)	0.53%	4.87%	—	7.05%	—
Class I	0.76%	5.14%	7.33%	—	—
Class R(2)	0.28%	4.62%	—	—	6.80%
Class R6(3)	0.79%	5.16%	—	7.34%	—
S&P Target Date 2030 Index	0.63%	5.25%	7.47%	7.47%	7.47%

Based on a $250,000 initial investment, the graph and table above illustrate the total return of Voya Target Retirement 2030 Fund against the index indicated. The index is unmanaged and has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.

The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.

Fund holdings are subject to change daily.

(1)	Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)	The Class A and Class R shares performance shown for the period prior to their inception date is the performance of Class I shares with adjustment for any differences in the expenses between the two classes.

(3)	The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different.

PORTFOLIO MANAGERS’ REPORT	VOYA TARGET RETIREMENT 2035 FUND

Average Annual Total Returns for the Periods Ended May 31, 2019
	1 Year	5 Year	Since Inception of Class I December 20, 2012	Since Inception of Classes A and R6 December 21, 2015	Since Inception of Class R June 1, 2018
Including Sales Charge:
Class A(1)(2)	–5.92%	3.71%	—	6.33%	—
Class I	0.14%	5.23%	7.60%	—	—
Class R(2)	–0.35%	4.71%	—	—	7.07%
Class R6(3)	0.08%	5.23%	—	7.60%	—
Excluding Sales Charge:
Class A(2)	–0.21%	4.95%	—	7.32%	—
Class I	0.14%	5.23%	7.60%	—	—
Class R(2)	–0.35%	4.71%	—	—	7.07%
Class R6(3)	0.08%	5.23%	—	7.60%	—
S&P Target Date 2035 Index	–0.10%	5.52%	7.91%	7.91%	7.91%

Based on a $250,000 initial investment, the graph and table above illustrate the total return of Voya Target Retirement 2035 Fund against the index indicated. The index is unmanaged and has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.

The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.

Fund holdings are subject to change daily.

(1)	Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)	The Class A and Class R shares performance shown for the period prior to their inception date is the performance of Class I shares with adjustment for any differences in the expenses between the two classes.

(3)	The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different.

VOYA TARGET RETIREMENT 2040 FUND	PORTFOLIO MANAGERS’ REPORT

Average Annual Total Returns for the Periods Ended May 31, 2019
	1 Year	5 Year	Since Inception of Class I December 20, 2012	Since Inception of Classes A and R6 December 21, 2015	Since Inception of Class R June 1, 2018
Including Sales Charge:
Class A(1)(2)	–6.55%	3.92%	—	6.76%	—
Class I	–0.59%	5.42%	8.03%	—	—
Class R(2)	–1.06%	4.91%	—	—	7.49%
Class R6(3)	–0.55%	5.45%	—	8.05%	—
Excluding Sales Charge:
Class A(2)	–0.84%	5.15%	—	7.75%	—
Class I	–0.59%	5.42%	8.03%	—	—
Class R(2)	–1.06%	4.91%	—	—	7.49%
Class R6(3)	–0.55%	5.45%	—	8.05%	—
S&P Target Date 2040 Index	–0.55%	5.70%	8.23%	8.23%	8.23%

Based on a $250,000 initial investment, the graph and table above illustrate the total return of Voya Target Retirement 2040 Fund against the index indicated. The index is unmanaged and has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.

The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.

Fund holdings are subject to change daily.

(1)	Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)	The Class A and Class R shares performance shown for the period prior to their inception date is the performance of Class I shares with adjustment for any differences in the expenses between the two classes.

(3)	The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different.

PORTFOLIO MANAGERS’ REPORT	VOYA TARGET RETIREMENT 2045 FUND

Average Annual Total Returns for the Periods Ended May 31, 2019
	1 Year	5 Year	Since Inception of Class I December 20, 2012	Since Inception of Classes A and R6 December 21, 2015	Since Inception of Class R June 1, 2018
Including Sales Charge:
Class A(1)(2)	–7.04%	3.93%	—	6.89%	—
Class I	–1.02%	5.47%	8.17%	—	—
Class R(2)	–1.52%	4.95%	—	—	7.63%
Class R6(3)	–1.06%	5.50%	—	8.19%	—
Excluding Sales Charge:
Class A(2)	–1.38%	5.18%	—	7.87%	—
Class I	–1.02%	5.47%	8.17%	—	—
Class R(2)	–1.52%	4.95%	—	—	7.63%
Class R6(3)	–1.06%	5.50%	—	8.19%	—
S&P Target Date 2045 Index	–0.86%	5.81%	8.46%	8.46%	8.46%

Based on a $250,000 initial investment, the graph and table above illustrate the total return of Voya Target Retirement 2045 Fund against the index indicated. The index is unmanaged and has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.

The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.

Fund holdings are subject to change daily.

(1)	Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)	The Class A and Class R shares performance shown for the period prior to their inception date is the performance of Class I shares with adjustment for any differences in the expenses between the two classes.

(3)	The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different.

VOYA TARGET RETIREMENT 2050 FUND	PORTFOLIO MANAGERS’ REPORT

Average Annual Total Returns for the Periods Ended May 31, 2019
	1 Year	5 Year	Since Inception of Class I December 20, 2012	Since Inception of Classes A and R6 December 21, 2015	Since Inception of Class R June 1, 2018
Including Sales Charge:
Class A(1)(2)	–7.22%	3.93%	—	6.89%	—
Class I	–1.30%	5.45%	8.15%	—	—
Class R(2)	–1.88%	4.90%	—	—	7.60%
Class R6(3)	–1.34%	5.47%	—	8.17%	—
Excluding Sales Charge:
Class A(2)	–1.55%	5.17%	—	7.88%	—
Class I	–1.30%	5.45%	8.15%	—	—
Class R(2)	–1.88%	4.90%	—	—	7.60%
Class R6(3)	–1.34%	5.47%	—	8.17%	—
S&P Target Date 2050 Index	–1.08%	5.93%	8.69%	8.69%	8.69%

Based on a $250,000 initial investment, the graph and table above illustrate the total return of Voya Target Retirement 2050 Fund against the index indicated. The index is unmanaged and has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.

The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.

Fund holdings are subject to change daily.

(1)	Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)	The Class A and Class R shares performance shown for the period prior to their inception date is the performance of Class I shares with adjustment for any differences in the expenses between the two classes.

(3)	The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different.

PORTFOLIO MANAGERS’ REPORT	VOYA TARGET RETIREMENT 2055 FUND

Average Annual Total Returns for the Periods Ended May 31, 2019
	1 Year	5 Year	Since Inception of Class I December 20, 2012	Since Inception of Classes A and R6 December 21, 2015	Since Inception of Class R June 1, 2018
Including Sales Charge:
Class A(1)(2)	–7.37%	3.95%	—	6.92%	—
Class I	–1.38%	5.48%	8.19%	—	—
Class R(2)	–2.00%	4.93%	—	—	7.63%
Class R6(3)	–1.35%	5.52%	—	8.22%	—
Excluding Sales Charge:
Class A(2)	–1.68%	5.20%	—	7.90%	—
Class I	–1.38%	5.48%	8.19%	—	—
Class R(2)	–2.00%	4.93%	—	—	7.63%
Class R6(3)	–1.35%	5.52%	—	8.22%	—
S&P Target Date 2055 Index	–1.14%	5.99%	8.84%	8.84%	8.84%

Based on a $250,000 initial investment, the graph and table above illustrate the total return of Voya Target Retirement 2055 Fund against the index indicated. The index is unmanaged and has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.

The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.

Fund holdings are subject to change daily.

(1)	Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)	The Class A and Class R shares performance shown for the period prior to their inception date is the performance of Class I shares with adjustment for any differences in the expenses between the two classes.

(3)	The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different.

VOYA TARGET RETIREMENT 2060 FUND	PORTFOLIO MANAGERS’ REPORT

Average Annual Total Returns for the Periods Ended May 31, 2019
	1 Year	Since Inception of Classes A, I, and R6 December 21, 2015	Since Inception of Class R June 1, 2018
Including Sales Charge:
Class A(1)	–7.40%	5.64%	—
Class I	–1.39%	7.76%	—
Class R(2)	–1.89%	—	7.22%
Class R6	–1.36%	7.81%	—
Excluding Sales Charge:
Class A	–1.76%	7.48%	—
Class I	–1.39%	7.76%	—
Class R(2)	–1.89%	—	7.22%
Class R6	–1.36%	7.81%	—
S&P Target Date 2060+ Index	–1.08%	8.91%	8.91%

Based on a $250,000 initial investment, the graph and table above illustrate the total return of Voya Target Retirement 2060 Fund against the index indicated. The index is unmanaged and has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.

The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.

It is important to note that the Fund has a limited operating history. Performance over a longer period of time may be more meaningful than short-term performance.

Fund holdings are subject to change daily.

(1)	Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)	The Class R shares performance shown for the period prior to their inception date is the performance of Class I shares with adjustment for any differences in the expenses between the two classes.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2018 to May 31, 2019. Each Fund’s expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value December 1, 2018	Ending Account Value May 31, 2019	Annualized Expense Ratio*	Expenses Paid During the Period Ended May 31, 2019**	Beginning Account Value December 1, 2018	Ending Account Value May 31, 2019	Annualized Expense Ratio*	Expenses Paid During the Period Ended May 31, 2019**
Voya Target In-Retirement Fund
Class A	$1,000.00	$1,039.40	0.73%	$3.71	$1,000.00	1,021.29	0.73%	$3.68
Class I	1,000.00	1,041.00	0.44	2.24	1,000.00	1,022.74	0.44	2.22
Class R	1,000.00	1,038.20	0.98	4.98	1,000.00	1,020.04	0.98	4.94
Class R6	1,000.00	1,042.20	0.43	2.19	1,000.00	1,022.79	0.43	2.17
Voya Target Retirement 2020 Fund
Class A	$1,000.00	$1,035.60	0.73%	$3.70	$1,000.00	1,021.29	0.73%	$3.68
Class I	1,000.00	1,038.40	0.43	2.19	1,000.00	1,022.79	0.43	2.17
Class R	1,000.00	1,035.40	0.98	4.97	1,000.00	1,020.04	0.98	4.94
Class R6	1,000.00	1,037.60	0.43	2.18	1,000.00	1,022.79	0.43	2.17
Voya Target Retirement 2025 Fund
Class A	$1,000.00	$1,027.60	0.71%	$3.59	$1,000.00	1,021.39	0.71%	$3.58
Class I	1,000.00	1,028.70	0.47	2.38	1,000.00	1,022.59	0.47	2.37
Class R	1,000.00	1,026.30	0.96	4.85	1,000.00	1,020.14	0.96	4.84
Class R6	1,000.00	1,029.20	0.41	2.07	1,000.00	1,022.89	0.41	2.07
Voya Target Retirement 2030 Fund
Class A	$1,000.00	$1,023.70	0.72%	$3.63	$1,000.00	1,021.34	0.72%	$3.63
Class I	1,000.00	1,025.10	0.47	2.37	1,000.00	1,022.59	0.47	2.37
Class R	1,000.00	1,022.00	0.97	4.89	1,000.00	1,020.09	0.97	4.89
Class R6	1,000.00	1,025.30	0.42	2.12	1,000.00	1,022.84	0.42	2.12

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value December 1, 2018	Ending Account Value May 31, 2019	Annualized Expense Ratio*	Expenses Paid During the Period Ended May 31, 2019**	Beginning Account Value December 1, 2018	Ending Account Value May 31, 2019	Annualized Expense Ratio*	Expenses Paid During the Period Ended May 31, 2019**
Voya Target Retirement 2035 Fund
Class A	$1,000.00	$1,018.50	0.72%	$3.62	$1,000.00	1,021.34	0.72%	$3.63
Class I	1,000.00	1,019.50	0.43	2.17	1,000.00	1,022.79	0.43	2.17
Class R	1,000.00	1,017.10	0.97	4.88	1,000.00	1,020.09	0.97	4.89
Class R6	1,000.00	1,019.80	0.42	2.11	1,000.00	1,022.84	0.42	2.12
Voya Target Retirement 2040 Fund
Class A	$1,000.00	$1,014.90	0.73%	$3.67	$1,000.00	1,021.29	0.73%	$3.68
Class I	1,000.00	1,016.60	0.45	2.26	1,000.00	1,022.69	0.45	2.27
Class R	1,000.00	1,014.30	0.98	4.92	1,000.00	1,020.04	0.98	4.94
Class R6	1,000.00	1,016.20	0.42	2.11	1,000.00	1,022.84	0.42	2.12
Voya Target Retirement 2045 Fund
Class A	$1,000.00	$1,012.30	0.76%	$3.81	$1,000.00	1,021.14	0.76%	$3.83
Class I	1,000.00	1,014.20	0.42	2.11	1,000.00	1,022.84	0.42	2.12
Class R	1,000.00	1,011.80	1.01	5.07	1,000.00	1,019.90	1.01	5.09
Class R6	1,000.00	1,013.90	0.42	2.11	1,000.00	1,022.84	0.42	2.12
Voya Target Retirement 2050 Fund
Class A	$1,000.00	$1,013.00	0.76%	$3.81	$1,000.00	1,021.14	0.76%	$3.83
Class I	1,000.00	1,013.90	0.45	2.26	1,000.00	1,022.69	0.45	2.27
Class R	1,000.00	1,010.50	1.01	5.06	1,000.00	1,019.90	1.01	5.09
Class R6	1,000.00	1,013.50	0.42	2.11	1,000.00	1,022.84	0.42	2.12
Voya Target Retirement 2055 Fund
Class A	$1,000.00	$1,011.40	0.78%	$3.91	$1,000.00	1,021.04	0.78%	$3.93
Class I	1,000.00	1,012.90	0.42	2.11	1,000.00	1,022.84	0.42	2.12
Class R	1,000.00	1,009.90	1.03	5.16	1,000.00	1,019.80	1.03	5.19
Class R6	1,000.00	1,013.20	0.42	2.11	1,000.00	1,022.84	0.42	2.12
Voya Target Retirement 2060 Fund
Class A	$1,000.00	$1,010.70	0.73%	$3.66	$1,000.00	1,021.29	0.73%	$3.68
Class I	1,000.00	1,012.80	0.42	2.11	1,000.00	1,022.84	0.42	2.12
Class R	1,000.00	1,010.30	0.98	4.91	1,000.00	1,020.04	0.98	4.94
Class R6	1,000.00	1,013.10	0.42	2.11	1,000.00	1,022.84	0.42	2.12

*	The annualized expense ratios do not include expenses of underlying funds.

**	Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/365 to reflect the most recent fiscal half-year.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Voya Separate Portfolios Trust:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Voya Target In-Retirement Fund, Voya Target Retirement 2020 Fund, Voya Target Retirement 2025 Fund, Voya Target Retirement 2030 Fund, Voya Target Retirement 2035 Fund, Voya Target Retirement 2040 Fund, Voya Target Retirement 2045 Fund, Voya Target Retirement 2050 Fund, Voya Target Retirement 2055 Fund, and Voya Target Retirement 2060 Fund (the “Funds”), each a series of Voya Separate Portfolios Trust, including the portfolio of investments, as of May 31, 2019, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements), and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of May 31, 2019, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of May 31, 2019, by correspondence with the transfer agent, custodian and brokers or by other appropriate auditing procedures when replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Voya investment companies since 1975.

Boston, Massachusetts
July 25, 2019

STATEMENTS OF ASSETS AND LIABILITIES AS OF MAY 31, 2019

	Voya Target In-Retirement Fund	Voya Target Retirement 2020 Fund	Voya Target Retirement 2025 Fund	Voya Target Retirement 2030 Fund
ASSETS:
Investments in affiliated underlying funds at fair value*	$7,504,768	$9,087,997	$15,778,760	$12,622,789
Investments in unaffiliated underlying funds at fair value**	3,247,584	3,307,602	7,900,349	7,537,830
Cash	22,881	12,571	30,330	17,346
Receivables:
Investments in affiliated underlying funds sold	91,294	467,931	368,067	429,088
Investments in unaffiliated underlying funds sold	55,203	36,128	35,047	51,717
Fund shares sold	4,947	13,066	50,564	19,019
Other assets	68	94	125	113
Total assets	10,926,745	12,925,389	24,163,242	20,677,902
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	108,547	71,205	215,244	163,242
Payable for investments in unaffiliated underlying funds purchased	42,315	444,399	235,556	332,641
Payable for fund shares redeemed	—	25	—	—
Payable for unified fees	3,878	3,866	8,146	6,954
Payable for distribution and shareholder service fees	366	563	1,034	967
Payable to trustees under the deferred compensation plan (Note 6)	68	94	125	113
Other accrued expenses and liabilities	453	589	836	867
Total liabilities	155,627	520,741	460,941	504,784
NET ASSETS	$10,771,118	$12,404,648	$23,702,301	$20,173,118
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$10,601,528	$12,311,327	$23,529,042	$20,090,524
Total distributable earnings	169,590	93,321	173,259	82,594
NET ASSETS	$10,771,118	$12,404,648	$23,702,301	$20,173,118

* Cost of investments in affiliated underlying funds	$7,482,127	$9,012,974	$15,770,172	$12,773,416
** Cost of investments in unaffiliated underlying funds	$3,225,274	$3,284,888	$7,909,217	$7,567,778

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF MAY 31, 2019 (CONTINUED)

	Voya Target In-Retirement Fund	Voya Target Retirement 2020 Fund	Voya Target Retirement 2025 Fund	Voya Target Retirement 2030 Fund

Class A
Net assets	$1,683,751	$2,505,709	$4,067,433	$4,445,047
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	155,015	220,150	345,883	379,544
Net asset value and redemption price per share†	$10.86	$11.38	$11.76	$11.71
Maximum offering price per share (5.75%)(1)	$11.52	$12.07	$12.48	$12.42

Class I
Net assets	$79,566	$831,784	$106,094	$177,342
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	7,302	72,735	8,986	15,078
Net asset value and redemption price per share	$10.90	$11.44	$11.81	$11.76

Class R
Net assets	$3,080	$3,057	$350,948	$16,490
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	284	269	29,949	1,412
Net asset value and redemption price per share	$10.84	$11.36	$11.72	$11.68

Class R6
Net assets	$9,004,721	$9,064,098	$19,177,826	$15,534,239
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	826,431	792,310	1,625,688	1,321,872
Net asset value and redemption price per share	$10.90	$11.44	$11.80	$11.75

(1)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.

†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF MAY 31, 2019

	Voya Target Retirement 2035 Fund	Voya Target Retirement 2040 Fund	Voya Target Retirement 2045 Fund	Voya Target Retirement 2050 Fund
ASSETS:
Investments in affiliated underlying funds at fair value*	$12,510,575	$8,293,697	$9,529,763	$5,483,608
Investments in unaffiliated underlying funds at fair value**	7,784,729	6,197,027	7,824,832	4,876,156
Cash	16,717	8,845	7,787	3,968
Receivables:
Investments in affiliated underlying funds sold	321,072	222,791	452,197	142,966
Investments in unaffiliated underlying funds sold	58,143	34,769	118,622	38,204
Fund shares sold	34,672	36,215	24,171	22,631
Reimbursement due from manager	—	—	—	274
Other assets	97	66	72	53
Total assets	20,726,005	14,793,410	17,957,444	10,567,860
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	150,179	116,377	98,512	66,455
Payable for investments in unaffiliated underlying funds purchased	249,657	175,185	484,889	130,168
Payable for fund shares redeemed	10,766	—	5,711	5,465
Payable for unified fees	6,911	5,202	5,879	3,595
Payable for distribution and shareholder service fees	559	540	434	507
Payable to trustees under the deferred compensation plan (Note 6)	97	66	72	53
Other accrued expenses and liabilities	387	260	439	443
Total liabilities	418,556	297,630	595,936	206,686
NET ASSETS	$20,307,449	$14,495,780	$17,361,508	$10,361,174
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$20,394,646	$14,518,522	$17,434,577	$10,420,447
Total distributable loss	(87,197)	(22,742)	(73,069)	(59,273)
NET ASSETS	$20,307,449	$14,495,780	$17,361,508	$10,361,174

* Cost of investments in affiliated underlying funds	$12,715,196	$8,392,162	$9,736,288	$5,586,099
** Cost of investments in unaffiliated underlying funds	$7,915,704	$6,314,121	$7,975,006	$4,972,320

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF MAY 31, 2019 (CONTINUED)

	Voya Target Retirement 2035 Fund	Voya Target Retirement 2040 Fund	Voya Target Retirement 2045 Fund	Voya Target Retirement 2050 Fund

Class A
Net assets	$2,540,700	$2,473,051	$1,922,417	$2,278,047
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	217,908	208,727	160,068	194,089
Net asset value and redemption price per share†	$11.66	$11.85	$12.01	$11.74
Maximum offering price per share (5.75%)(1)	$12.37	$12.57	$12.74	$12.46

Class I
Net assets	$679,900	$104,088	$86,833	$129,271
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	58,058	8,750	7,201	10,977
Net asset value and redemption price per share	$11.71	$11.90	$12.06	$11.78

Class R
Net assets	$2,966	$2,944	$2,926	$3,193
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	255	249	244	272
Net asset value and redemption price per share	$11.64	$11.84	$11.99	$11.72

Class R6
Net assets	$17,083,883	$11,915,697	$15,349,332	$7,950,663
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,460,922	1,002,478	1,273,502	675,292
Net asset value and redemption price per share	$11.69	$11.89	$12.05	$11.77

(1)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.

†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF MAY 31, 2019

	Voya Target Retirement 2055 Fund	Voya Target Retirement 2060 Fund
ASSETS:
Investments in affiliated underlying funds at fair value*	$4,880,989	$2,389,610
Investments in unaffiliated underlying funds at fair value**	4,508,923	2,230,965
Cash	3,221	2,656
Receivables:
Investments in affiliated underlying funds sold	178,432	67,151
Investments in unaffiliated underlying funds sold	59,149	24,854
Fund shares sold	31,550	14,364
Reimbursement due from manager	252	371
Other assets	46	30
Total assets	9,662,562	4,730,001
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	71,637	34,465
Payable for investments in unaffiliated underlying funds purchased	195,158	70,975
Payable for unified fees	3,223	1,617
Payable for distribution and shareholder service fees	359	278
Payable to trustees under the deferred compensation plan (Note 6)	46	30
Other accrued expenses and liabilities	657	347
Total liabilities	271,080	107,712
NET ASSETS	$9,391,482	$4,622,289
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$9,308,815	$4,578,847
Total distributable earnings	82,667	43,442
NET ASSETS	$9,391,482	$4,622,289

*Cost of investments in affiliated underlying funds	$4,953,794	$2,440,462
**Cost of investments in unaffiliated underlying funds	$4,595,212	$2,271,712
Class A
Net assets	$1,658,819	$1,273,562
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	139,959	116,902
Net asset value and redemption price per share†	$11.85	$10.89
Maximum offering price per share (5.75%)(1)	$12.57	$11.55
Class I
Net assets	$83,065	$125,211
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	6,984	11,475
Net asset value and redemption price per share	$11.89	$10.91
Class R
Net assets	$3,391	$6,106
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	287	561
Net asset value and redemption price per share	$11.83	$10.88
Class R6
Net assets	$7,646,207	$3,217,410
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	643,113	294,711
Net asset value and redemption price per share	$11.89	$10.92

(1)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.

†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE YEAR ENDED MAY 31, 2019

	Voya Target In-Retirement Fund	Voya Target Retirement 2020 Fund	Voya Target Retirement 2025 Fund	Voya Target Retirement 2030 Fund
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$158,585	$174,114	$278,856	$200,711
Dividends from unaffiliated underlying funds	68,150	75,157	119,440	108,749
Total investment income	226,735	249,271	398,296	309,460

EXPENSES:
Investment management fees	33,018	37,884	65,623	55,251
Distribution and shareholder service fees:
Class A	5,189	6,849	9,141	9,864
Class R	14	15	1,207	69
Transfer agent fees:
Class A	1,100	1,375	1,761	1,906
Class I	10	36	60	74
Class R	1	2	116	7
Trustee fees	330	378	658	554
Miscellaneous expense	2,028	2,053	1,901	1,943

Interest expense	76	55	—	—
Total expenses	41,766	48,647	80,467	69,668
Net expenses	41,766	48,647	80,467	69,668
Net investment income	184,969	200,624	317,829	239,792
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	(19,206)	(167,680)	(207,303)	(40,644)
Sale of unaffiliated underlying funds	21,063	32,310	15,344	56,040
Capital gain distributions from affiliated underlying funds	96,381	155,567	386,919	332,208
Capital gain distributions from unaffiliated underlying funds	505	639	3,910	5,813
Net realized gain	98,743	20,836	198,870	353,417
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	52,773	103,828	(8,517)	(236,390)
Unaffiliated underlying funds	13,838	7,986	(31,901)	(76,947)
Net change in unrealized appreciation (depreciation)	66,611	111,814	(40,418)	(313,337)
Net realized and unrealized gain	165,354	132,650	158,452	40,080
Increase in net assets resulting from operations	$350,323	$333,274	$476,281	$279,872

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE YEAR ENDED MAY 31, 2019

	Voya Target Retirement 2035 Fund	Voya Target Retirement 2040 Fund	Voya Target Retirement 2045 Fund	Voya Target Retirement 2050 Fund
INVESTMENT INCOME:
Interest	$—	$—	$35	$30
Dividends from affiliated underlying funds	160,835	102,639	89,929	54,704
Dividends from unaffiliated underlying funds	105,897	80,911	95,629	63,466
Total investment income	266,732	183,550	185,593	118,200

EXPENSES:
Investment management fees	51,615	38,488	42,096	28,231
Distribution and shareholder service fees:
Class A	5,974	5,802	4,704	5,182
Class R	14	15	15	15
Transfer agent fees:
Class A	1,280	1,406	1,712	1,861
Class I	45	34	—	35
Class R	1	2	3	3
Trustee fees	518	384	422	283

Miscellaneous expense	1,946	1,984	1,966	2,031
Total expenses	61,393	48,115	50,918	37,641
Waived and reimbursed fees	—	—	(138)	(858)
Net expenses	61,393	48,115	50,780	36,783
Net investment income	205,339	135,435	134,813	81,417
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	(80,504)	(50,739)	(17,452)	(7,300)
Sale of unaffiliated underlying funds	123,498	129,056	181,073	121,458
Capital gain distributions from affiliated underlying funds	310,789	203,059	238,699	156,845
Capital gain distributions from unaffiliated underlying funds	4,713	3,392	4,875	3,175
Net realized gain	358,496	284,768	407,195	274,178
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	(262,115)	(135,998)	(292,431)	(160,871)
Unaffiliated underlying funds	(173,708)	(159,884)	(223,697)	(145,106)
Net change in unrealized appreciation (depreciation)	(435,823)	(295,882)	(516,128)	(305,977)
Net realized and unrealized loss	(77,327)	(11,114)	(108,933)	(31,799)
Increase in net assets resulting from operations	$128,012	$124,321	$25,880	$49,618

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE YEAR ENDED MAY 31, 2019

	Voya Target Retirement 2055 Fund	Voya Target Retirement 2060 Fund
INVESTMENT INCOME:
Interest	$15	$—
Dividends from affiliated underlying funds	43,277	23,327
Dividends from unaffiliated underlying funds	49,320	27,077
Total investment income	92,612	50,404

EXPENSES:
Investment management fees	22,983	12,134
Distribution and shareholder service fees:
Class A	3,572	2,843
Class R	14	16
Transfer agent fees:
Class A	1,507	706
Class R	4	2
Trustee fees	230	123
Miscellaneous expense	2,041	2,086
Total expenses	30,351	17,910
Waived and reimbursed fees	(998)	(1,480)
Net expenses	29,353	16,430
Net investment income	63,259	33,974

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	46,604	30,395
Sale of unaffiliated underlying funds	137,199	73,428
Capital gain distributions from affiliated underlying funds	122,990	68,353
Capital gain distributions from unaffiliated underlying funds	2,513	1,398
Net realized gain	309,306	173,574
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	(156,997)	(114,305)
Unaffiliated underlying funds	(149,756)	(93,781)
Net change in unrealized appreciation (depreciation)	(306,753)	(208,086)
Net realized and unrealized gain (loss)	2,553	(34,512)
Increase (decrease) in net assets resulting from operations	$65,812	$(538)

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Target In-Retirement Fund		Voya Target Retirement 2020 Fund
	Year Ended May 31, 2019	Year Ended May 31, 2018	Year Ended May 31, 2019	Year Ended May 31, 2018
FROM OPERATIONS:
Net investment income	$184,969	$77,435	$200,624	$110,414
Net realized gain	98,743	118,310	20,836	253,543
Net change in unrealized appreciation (depreciation)	66,611	(84,960)	111,814	(129,402)
Increase in net assets resulting from operations	350,323	110,785	333,274	234,555

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):(1)
Class A	(63,926)	(52,594)	(106,912)	(73,603)
Class I	(2,459)	(2,896)	(35,105)	(38,341)
Class R	(92)	—	(122)	—
Class R6	(189,774)	(110,737)	(262,028)	(158,790)
Total distributions	(256,251)	(166,227)	(404,167)	(270,734)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	9,859,975	3,190,087	9,578,752	4,796,014
Reinvestment of distributions	256,251	166,227	404,167	270,734
	10,116,226	3,356,314	9,982,919	5,066,748
Cost of shares redeemed	(5,182,289)	(187,763)	(5,574,248)	(370,349)
Net increase in net assets resulting from capital share transactions	4,933,937	3,168,551	4,408,671	4,696,399
Net increase in net assets	5,028,009	3,113,109	4,337,778	4,660,220

NET ASSETS:
Beginning of year or period	5,743,109	2,630,000	8,066,870	3,406,650
End of year or period	$10,771,118	$5,743,109	$12,404,648	$8,066,870

(1)	Certain prior period amounts have been reclassified to conform to the current year presentation (Note 10).

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Target Retirement 2025 Fund		Voya Target Retirement 2030 Fund
	Year Ended May 31, 2019	Year Ended May 31, 2018	Year Ended May 31, 2019	Year Ended May 31, 2018
FROM OPERATIONS:
Net investment income	$317,829	$129,657	$239,792	$110,806
Net realized gain	198,870	348,450	353,417	417,746
Net change in unrealized appreciation (depreciation)	(40,418)	(116,704)	(313,337)	(106,865)
Increase in net assets resulting from operations	476,281	361,403	279,872	421,687

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):(1)
Class A	(119,993)	(94,798)	(188,545)	(71,398)
Class I	(3,408)	(4,292)	(8,657)	(3,809)
Class R	(12,407)	—	(779)	—
Class R6	(458,615)	(221,145)	(472,730)	(205,999)
Total distributions	(594,423)	(320,235)	(670,711)	(281,206)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	17,288,341	6,877,245	14,784,595	4,466,870
Reinvestment of distributions	594,423	320,235	670,711	281,206
	17,882,764	7,197,480	15,455,306	4,748,076
Cost of shares redeemed	(4,670,093)	(409,782)	(3,616,267)	(601,293)
Net increase in net assets resulting from capital share transactions	13,212,671	6,787,698	11,839,039	4,146,783
Net increase in net assets	13,094,529	6,828,866	11,448,200	4,287,264

NET ASSETS:
Beginning of year or period	10,607,772	3,778,906	8,724,918	4,437,654
End of year or period	$23,702,301	$10,607,772	$20,173,118	$8,724,918

(1)	Certain prior period amounts have been reclassified to conform to the current year presentation (Note 10).

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Target Retirement 2035 Fund		Voya Target Retirement 2040 Fund
	Year Ended May 31, 2019	Year Ended May 31, 2018	Year Ended May 31, 2019	Year Ended May 31, 2018
FROM OPERATIONS:
Net investment income	$205,339	$88,414	$135,435	$47,530
Net realized gain	358,496	412,309	284,768	256,339
Net change in unrealized appreciation (depreciation)	(435,823)	(98,038)	(295,882)	(61,585)
Increase in net assets resulting from operations	128,012	402,685	124,321	242,284

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):(1)
Class A	(123,876)	(67,140)	(113,471)	(68,705)
Class I	(35,717)	(39,263)	(5,131)	(4,843)
Class R	(149)	—	(143)	—
Class R6	(473,521)	(183,392)	(306,451)	(87,293)
Total distributions	(633,263)	(289,795)	(425,196)	(160,841)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	16,836,732	4,282,333	12,204,496	3,400,068
Reinvestment of distributions	633,263	289,795	425,196	160,841
	17,469,995	4,572,128	12,629,692	3,560,909
Cost of shares redeemed	(3,684,474)	(1,163,573)	(2,616,309)	(749,050)
Net increase in net assets resulting from capital share transactions	13,785,521	3,408,555	10,013,383	2,811,859
Net increase in net assets	13,280,270	3,521,445	9,712,508	2,893,302

NET ASSETS:
Beginning of year or period	7,027,179	3,505,734	4,783,272	1,889,970
End of year or period	$20,307,449	$7,027,179	$14,495,780	$4,783,272

(1)	Certain prior period amounts have been reclassified to conform to the current year presentation (Note 10).

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Target Retirement 2045 Fund		Voya Target Retirement 2050 Fund
	Year Ended May 31, 2019	Year Ended May 31, 2018	Year Ended May 31, 2019	Year Ended May 31, 2018
FROM OPERATIONS:
Net investment income	$134,813	$51,527	$81,417	$31,986
Net realized gain	407,195	284,928	274,178	199,332
Net change in unrealized appreciation (depreciation)	(516,128)	(22,924)	(305,977)	(38,472)
Increase in net assets resulting from operations	25,880	313,531	49,618	192,846

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):(1)
Class A	(89,039)	(58,879)	(133,202)	(52,662)
Class I	(4,005)	(4,505)	(7,532)	(5,675)
Class R	(134)	—	(176)	—
Class R6	(382,361)	(121,817)	(223,728)	(73,247)
Total distributions	(475,539)	(185,201)	(364,638)	(131,584)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	14,823,467	2,479,745	8,561,744	2,179,627
Reinvestment of distributions	475,539	185,201	364,638	131,584
	15,299,006	2,664,946	8,926,382	2,311,211
Cost of shares redeemed	(2,208,401)	(481,255)	(2,031,484)	(237,266)
Net increase in net assets resulting from capital share transactions	13,090,605	2,183,691	6,894,898	2,073,945
Net increase in net assets	12,640,946	2,312,021	6,579,878	2,135,207

NET ASSETS:
Beginning of year or period	4,720,562	2,408,541	3,781,296	1,646,089
End of year or period	$17,361,508	$4,720,562	$10,361,174	$3,781,296

(1)	Certain prior period amounts have been reclassified to conform to the current year presentation (Note 10).

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Target Retirement 2055 Fund		Voya Target Retirement 2060 Fund
	Year Ended May 31, 2019	Year Ended May 31, 2018	Year Ended May 31, 2019	Year Ended May 31, 2018
FROM OPERATIONS:
Net investment income	$63,259	$34,745	$33,974	$23,839
Net realized gain	309,306	200,833	173,574	171,635
Net change in unrealized appreciation (depreciation)	(306,753)	(9,090)	(208,086)	(30,198)
Increase (decrease) in net assets resulting from operations	65,812	226,488	(538)	165,276

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):(1)
Class A	(81,698)	(49,476)	(90,986)	(45,447)
Class I	(5,051)	(4,692)	(10,333)	(6,986)
Class R	(169)	—	(233)	—
Class R6	(197,191)	(79,701)	(109,029)	(43,282)
Total distributions	(284,109)	(133,869)	(210,581)	(95,715)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	6,850,204	1,316,714	3,078,764	645,262
Reinvestment of distributions	284,109	133,869	210,581	95,715
	7,134,313	1,450,583	3,289,345	740,977
Cost of shares redeemed	(737,576)	(122,057)	(453,450)	(242,256)
Net increase in net assets resulting from capital share transactions	6,396,737	1,328,526	2,835,895	498,721
Net increase in net assets	6,178,440	1,421,145	2,624,776	568,282

NET ASSETS:
Beginning of year or period	3,213,042	1,791,897	1,997,513	1,429,231
End of year or period	$9,391,482	$3,213,042	$4,622,289	$1,997,513

(1)	Certain prior period amounts have been reclassified to conform to the current year presentation (Note 10).

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Target In-Retirement Fund
Class A
05-31-19	10.88	0.25		0.07	0.32	0.20	0.14	—	0.34	—	10.86	3.09	0.73	0.73	0.73	2.19	1,684	156
05-31-18	10.94	0.22	•	0.21	0.43	0.22	0.27	—	0.49	—	10.88	3.85	3.97	0.51	0.51	1.96	1,594	70
05-31-17	10.46	0.21	•	0.47	0.68	0.15	0.05	—	0.20	—	10.94	6.55	4.76	0.54	0.54	1.99	903	74
12-21-15(5)–05-31-16	10.20	0.06	•	0.24	0.30	0.02	0.02	—	0.04	—	10.46	2.92	9.04	0.47	0.47	1.30	598	44
Class I
05-31-19	10.91	0.27	•	0.08	0.35	0.22	0.14	—	0.36	—	10.90	3.44	0.44	0.44	0.44	2.47	80	156
05-31-18	10.96	0.25		0.21	0.46	0.24	0.27	—	0.51	—	10.91	4.13	3.76	0.27	0.27	2.23	65	70
05-31-17	10.47	0.23		0.48	0.71	0.17	0.05	—	0.22	—	10.96	6.84	4.67	0.28	0.28	2.20	63	74
05-31-16	10.48	0.19		(0.17)	0.02	0.01	0.02	—	0.03	—	10.47	0.21	49.40	0.17	0.17	1.81	59	44
05-31-15	10.73	0.22		0.22	0.44	0.34	0.35	—	0.69	—	10.48	4.34	74.46	0.13	0.13	1.97	59	39
Class R
06-01-18(5)–05-31-19	10.90	0.21	•	0.06	0.27	0.19	0.14	—	0.33	—	10.84	2.68	0.98	0.98	0.98	1.92	3	156
Class R6
05-31-19	10.90	0.24	•	0.13	0.37	0.23	0.14	—	0.37	—	10.90	3.55	0.43	0.43	0.43	2.25	9,005	156
05-31-18	10.96	0.25	•	0.20	0.45	0.24	0.27	—	0.51	—	10.90	4.08	3.69	0.22	0.22	2.30	4,084	70
05-31-17	10.47	0.25	•	0.46	0.71	0.17	0.05	—	0.22	—	10.96	6.85	4.28	0.24	0.24	2.34	1,664	74
12-21-15(5)–05-31-16	10.20	0.07	•	0.24	0.31	0.02	0.02	—	0.04	—	10.47	3.03	8.78	0.20	0.20	1.58	515	44
Voya Target Retirement 2020 Fund
Class A
05-31-19	11.60	0.23		0.03	0.26	0.23	0.25	—	0.48	—	11.38	2.49	0.73	0.73	0.73	1.88	2,506	128
05-31-18	11.55	0.22	•	0.44	0.66	0.24	0.37	—	0.61	—	11.60	5.70	3.08	0.48	0.48	1.89	2,393	80
05-31-17	10.75	0.20	•	0.76	0.96	0.14	0.02	—	0.16	—	11.55	8.94	4.20	0.49	0.49	1.80	137	105
12-21-15(5)–05-31-16	10.96	0.04	•	0.26	0.30	0.17	0.34	—	0.51	—	10.75	2.88	14.30	0.45	0.45	0.78	22	86
Class I
05-31-19	11.65	0.26		0.04	0.30	0.26	0.25	—	0.51	—	11.44	2.86	0.43	0.43	0.43	2.27	832	128
05-31-18	11.58	0.26		0.44	0.70	0.26	0.37	—	0.63	—	11.65	5.96	2.73	0.19	0.19	2.15	761	80
05-31-17	10.76	0.22		0.77	0.99	0.15	0.02	—	0.17	—	11.58	9.25	3.45	0.21	0.21	2.04	706	105
05-31-16	11.39	0.17		(0.29)	(0.12)	0.17	0.34	—	0.51	—	10.76	(0.89)	12.03	0.17	0.17	1.54	636	86
05-31-15	11.52	0.17	•	0.43	0.60	0.37	0.36	—	0.73	—	11.39	5.38	22.77	0.18	0.18	1.52	641	42
Class R
06-01-18(5)–05-31-19	11.64	0.19	•	0.00 *	0.19	0.22	0.25	—	0.47	—	11.36	1.94	0.98	0.98	0.98	1.70	3	128
Class R6
05-31-19	11.66	0.25	•	0.04	0.29	0.26	0.25	—	0.51	—	11.44	2.78	0.43	0.43	0.43	2.20	9,064	128
05-31-18	11.59	0.24		0.46	0.70	0.26	0.37	—	0.63	—	11.66	5.97	2.73	0.18	0.18	2.14	4,912	80
05-31-17	10.76	0.26	•	0.74	1.00	0.15	0.02	—	0.17	—	11.59	9.35	3.44	0.19	0.19	2.33	2,564	105
12-21-15(5)–05-31-16	10.96	0.06	•	0.26	0.32	0.18	0.34	—	0.52	—	10.76	3.00	13.93	0.15	0.15	1.19	3	86
Voya Target Retirement 2025 Fund
Class A
05-31-19	12.02	0.21	•	(0.08)	0.13	0.19	0.20	—	0.39	—	11.76	1.30	0.71	0.71	0.71	1.81	4,067	96
05-31-18	11.76	0.22	•	0.62	0.84	0.25	0.33	—	0.58	—	12.02	7.17	2.78	0.44	0.44	1.82	2,753	80
05-31-17	10.79	0.21	•	0.94	1.15	0.14	0.04	—	0.18	—	11.76	10.85	3.95	0.42	0.42	1.83	825	76
12-21-15(5)–05-31-16	10.53	0.04	•	0.26	0.30	0.02	0.02	—	0.04	—	10.79	2.86	9.11	0.36	0.36	0.90	518	54

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Target Retirement 2025 Fund (continued)
Class I
05-31-19	12.06	0.22		(0.05)	0.17	0.22	0.20	—	0.42	—	11.81	1.60	0.47	0.47	0.47	1.97	106	96
05-31-18	11.79	0.26	•	0.61	0.87	0.27	0.33	—	0.60	—	12.06	7.38	2.52	0.19	0.19	2.12	91	80
05-31-17	10.81	0.23		0.96	1.19	0.17	0.04	—	0.21	—	11.79	11.15	3.71	0.17	0.17	2.07	69	76
05-31-16	11.04	0.16		(0.36)	(0.20)	0.01	0.02	—	0.03	—	10.81	(1.75)	47.30	0.16	0.16	1.56	62	54
05-31-15	11.42	0.18	•	0.44	0.62	0.36	0.64	—	1.00	—	11.04	5.78	70.64	0.15	0.15	1.55	64	52
Class R
06-01-18(5)–05-31-19	12.08	0.19	•	(0.14)	0.05	0.21	0.20	—	0.41	—	11.72	0.59	0.96	0.96	0.96	1.64	351	96
Class R6
05-31-19	12.05	0.23	•	(0.06)	0.17	0.22	0.20	—	0.42	—	11.80	1.64	0.41	0.41	0.41	1.98	19,178	96
05-31-18	11.78	0.26	•	0.61	0.87	0.27	0.33	—	0.60	—	12.05	7.43	2.44	0.14	0.14	2.15	7,764	80
05-31-17	10.80	0.26	•	0.93	1.19	0.17	0.04	—	0.21	—	11.78	11.23	3.63	0.12	0.12	2.28	2,885	76
12-21-15(5)–05-31-16	10.53	0.05	•	0.26	0.31	0.02	0.02	—	0.04	—	10.80	2.96	8.84	0.08	0.08	1.18	515	54
Voya Target Retirement 2030 Fund
Class A
05-31-19	12.27	0.20		(0.18)	0.02	0.21	0.37	—	0.58	—	11.71	0.53	0.72	0.72	0.72	1.71	4,445	103
05-31-18	11.88	0.19	•	0.81	1.00	0.27	0.34	—	0.61	—	12.27	8.40	2.89	0.43	0.43	1.57	2,795	80
05-31-17	10.81	0.19	•	1.12	1.31	0.15	0.09	—	0.24	—	11.88	12.31	3.72	0.45	0.45	1.65	814	68
12-21-15(5)–05-31-16	10.57	0.04	•	0.24	0.28	0.02	0.02	—	0.04	—	10.81	2.71	9.11	0.39	0.39	0.86	519	55
Class I
05-31-19	12.32	0.23	•	(0.19)	0.04	0.23	0.37	—	0.60	—	11.76	0.76	0.47	0.47	0.47	1.88	177	103
05-31-18	11.91	0.25		0.79	1.04	0.29	0.34	—	0.63	—	12.32	8.72	2.58	0.18	0.18	1.98	78	80
05-31-17	10.83	0.21		1.13	1.34	0.17	0.09	—	0.26	—	11.91	12.58	3.47	0.20	0.20	1.86	72	68
05-31-16	11.14	0.17		(0.44)	(0.27)	0.02	0.02	—	0.04	—	10.83	(2.41)	46.50	0.18	0.18	1.61	64	55
05-31-15	11.64	0.18	•	0.56	0.74	0.37	0.87	—	1.24	—	11.14	6.77	69.34	0.18	0.18	1.57	66	71
Class R
06-01-18(5)–05-31-19	12.35	0.19	•	(0.28)	(0.09)	0.21	0.37	—	0.58	—	11.68	(0.36)	0.97	0.97	0.97	1.56	16	103
Class R6
05-31-19	12.31	0.21		(0.16)	0.05	0.24	0.37	—	0.61	—	11.75	0.79	0.42	0.42	0.42	1.74	15,534	103
05-31-18	11.90	0.25	•	0.79	1.04	0.29	0.34	—	0.63	—	12.31	8.78	2.53	0.13	0.13	1.99	5,852	80
05-31-17	10.82	0.23	•	1.12	1.35	0.18	0.09	—	0.27	—	11.90	12.65	3.40	0.15	0.15	2.07	3,552	68
12-21-15(5)–05-31-16	10.57	0.05	•	0.24	0.29	0.02	0.02	—	0.04	—	10.82	2.81	8.84	0.11	0.11	1.14	514	55
Voya Target Retirement 2035 Fund
Class A
05-31-19	12.36	0.17		(0.24)	(0.07)	0.21	0.42	—	0.63	—	11.66	(0.21)	0.72	0.72	0.72	1.47	2,541	124
05-31-18	11.98	0.18	•	0.96	1.14	0.25	0.51	—	0.76	—	12.36	9.51	3.30	0.43	0.43	1.44	1,997	99
05-31-17	10.69	0.17		1.29	1.46	0.15	0.02	—	0.17	—	11.98	13.77	4.08	0.42	0.42	1.61	694	66
12-21-15(5)–05-31-16	10.47	0.03	•	0.23	0.26	0.02	0.02	—	0.04	—	10.69	2.54	9.13	0.36	0.36	0.73	524	43
Class I
05-31-19	12.40	0.22		(0.25)	(0.03)	0.24	0.42	—	0.66	—	11.71	0.14	0.43	0.43	0.43	1.75	680	124
05-31-18	12.01	0.23		0.94	1.17	0.27	0.51	—	0.78	—	12.40	9.75	3.03	0.18	0.18	1.93	662	99
05-31-17	10.71	0.24	•	1.25	1.49	0.17	0.02	—	0.19	—	12.01	14.08	3.82	0.16	0.16	2.10	458	66
05-31-16	11.14	0.16		(0.56)	(0.40)	0.01	0.02	—	0.03	—	10.71	(3.50)	46.77	0.17	0.17	1.53	64	43
05-31-15	11.78	0.18	•	0.55	0.73	0.39	0.98	—	1.37	—	11.14	6.67	68.98	0.18	0.18	1.54	66	76
Class R
06-01-18(5)–05-31-19	12.45	0.15	•	(0.34)	(0.19)	0.20	0.42	—	0.62	—	11.64	(1.15)	0.97	0.97	0.97	1.24	3	124

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Target Retirement 2035 Fund (continued)
Class R6
05-31-19	12.39	0.19	•	(0.23)	(0.04)	0.24	0.42	—	0.66	—	11.69	0.08	0.42	0.42	0.42	1.60	17,084	124
05-31-18	12.00	0.23	•	0.95	1.18	0.28	0.51	—	0.79	—	12.39	9.79	2.99	0.13	0.13	1.84	4,368	99
05-31-17	10.70	0.26	•	1.23	1.49	0.17	0.02	—	0.19	—	12.00	14.12	3.78	0.12	0.12	2.28	2,354	66
12-21-15(5)–05-31-16	10.47	0.05	•	0.22	0.27	0.02	0.02	—	0.04	—	10.70	2.64	8.86	0.08	0.08	1.01	513	43
Voya Target Retirement 2040 Fund
Class A
05-31-19	12.62	0.17		(0.33)	(0.16)	0.20	0.41	—	0.61	—	11.85	(0.84)	0.73	0.73	0.73	1.36	2,473	130
05-31-18	12.12	0.19	•	1.03	1.22	0.24	0.48	—	0.72	—	12.62	10.07	4.65	0.41	0.41	1.48	2,032	104
05-31-17	10.76	0.16		1.40	1.56	0.17	0.03	—	0.20	—	12.12	14.67	6.12	0.41	0.41	1.44	842	43
12-21-15(5)–05-31-16	10.54	0.03	•	0.24	0.27	0.02	0.03	—	0.05	—	10.76	2.56	9.11	0.36	0.36	0.62	521	46
Class I
05-31-19	12.67	0.21		(0.34)	(0.13)	0.23	0.41	—	0.64	—	11.90	(0.59)	0.45	0.45	0.45	1.66	104	130
05-31-18	12.15	0.23		1.03	1.26	0.26	0.48	—	0.74	—	12.67	10.39	4.42	0.16	0.16	1.77	91	104
05-31-17	10.79	0.20		1.38	1.58	0.19	0.03	—	0.22	—	12.15	14.83	5.92	0.17	0.17	1.71	75	43
05-31-16	11.25	0.15		(0.57)	(0.42)	0.01	0.03	—	0.04	—	10.79	(3.70)	45.97	0.17	0.17	1.38	65	46
05-31-15	11.99	0.16	•	0.65	0.81	0.40	1.15	—	1.55	—	11.25	7.31	67.80	0.18	0.18	1.39	68	81
Class R
06-01-18(5)–05-31-19	12.73	0.13		(0.41)	(0.28)	0.20	0.41	—	0.61	—	11.84	(1.84)	0.98	0.98	0.98	1.16	3	130
Class R6
05-31-19	12.66	0.17	•	(0.29)	(0.12)	0.24	0.41	—	0.65	—	11.89	(0.55)	0.42	0.42	0.42	1.42	11,916	130
05-31-18	12.14	0.23	•	1.04	1.27	0.27	0.48	—	0.75	—	12.66	10.44	4.34	0.11	0.11	1.81	2,661	104
05-31-17	10.78	0.19		1.40	1.59	0.20	0.03	—	0.23	—	12.14	14.91	5.84	0.12	0.12	1.69	973	43
12-21-15(5)–05-31-16	10.54	0.04	•	0.25	0.29	0.02	0.03	—	0.05	—	10.78	2.76	8.84	0.08	0.08	0.90	514	46
Voya Target Retirement 2045 Fund
Class A
05-31-19	12.82	0.16		(0.39)	(0.23)	0.18	0.40	—	0.58	—	12.01	(1.38)	0.76	0.76	0.76	1.30	1,922	135
05-31-18	12.24	0.16	•	1.12	1.28	0.22	0.48	—	0.70	—	12.82	10.47	4.25	0.42	0.42	1.28	1,571	82
05-31-17	10.86	0.15		1.43	1.58	0.15	0.05	—	0.20	—	12.24	14.72	5.22	0.42	0.42	1.28	774	48
12-21-15(5)–05-31-16	10.64	0.02	•	0.25	0.27	0.02	0.03	—	0.05	—	10.86	2.58	9.09	0.38	0.38	0.42	569	35
Class I
05-31-19	12.86	0.21		(0.40)	(0.19)	0.21	0.40	—	0.61	—	12.06	(1.02)	0.42	0.42	0.42	1.62	87	135
05-31-18	12.28	0.21	•	1.10	1.31	0.25	0.48	—	0.73	—	12.86	10.67	3.99	0.17	0.17	1.62	84	82
05-31-17	10.88	0.18		1.44	1.62	0.17	0.05	—	0.22	—	12.28	15.12	5.00	0.17	0.17	1.57	76	48
05-31-16	11.36	0.13		(0.56)	(0.43)	0.02	0.03	—	0.05	—	10.88	(3.80)	45.68	0.17	0.17	1.22	66	35
05-31-15	12.08	0.15	•	0.70	0.85	0.39	1.18	—	1.57	—	11.36	7.60	67.49	0.17	0.17	1.26	68	79
Class R
06-01-18(5)–05-31-19	12.93	0.13		(0.49)	(0.36)	0.18	0.40	—	0.58	—	11.99	(2.42)	1.01	1.01	1.01	1.07	3	135
Class R6
05-31-19	12.86	0.16	•	(0.35)	(0.19)	0.22	0.40	—	0.62	—	12.05	(1.06)	0.42	0.42	0.42	1.27	15,349	135
05-31-18	12.27	0.21	•	1.12	1.33	0.26	0.48	—	0.74	—	12.86	10.82	3.92	0.12	0.12	1.66	3,066	82
05-31-17	10.88	0.19	•	1.43	1.62	0.18	0.05	—	0.23	—	12.27	15.09	4.92	0.12	0.12	1.67	1,559	48
12-21-15(5)–05-31-16	10.64	0.03	•	0.26	0.29	0.02	0.03	—	0.05	—	10.88	2.77	8.81	0.09	0.09	0.72	514	35
Voya Target Retirement 2050 Fund
Class A
05-31-19	12.77	0.14		(0.41)	(0.27)	0.20	0.56	—	0.76	—	11.74	(1.55)	0.77	0.76	0.76	1.15	2,278	135
05-31-18	12.25	0.14	•	1.16	1.30	0.23	0.55	—	0.78	—	12.77	10.60	5.43	0.42	0.42	1.08	1,749	86
05-31-17	10.85	0.15		1.44	1.59	0.16	0.03	—	0.19	—	12.25	14.83	6.20	0.41	0.41	1.30	679	45
12-21-15(5)–05-31-16	10.63	0.02	•	0.25	0.27	0.02	0.03	—	0.05	—	10.85	2.58	9.06	0.37	0.37	0.43	549	34

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Target Retirement 2050 Fund (continued)
Class I
05-31-19	12.81	0.19		(0.43)	(0.24)	0.23	0.56	—	0.79	—	11.78	(1.30)	0.46	0.45	0.45	1.43	129	135
05-31-18	12.27	0.21		1.13	1.34	0.25	0.55	—	0.80	—	12.81	10.97	5.13	0.17	0.17	1.58	106	86
05-31-17	10.87	0.18		1.43	1.61	0.18	0.03	—	0.21	—	12.27	15.06	5.90	0.16	0.16	1.57	76	45
05-31-16	11.35	0.13		(0.57)	(0.44)	0.01	0.03	—	0.04	—	10.87	(3.81)	45.65	0.17	0.17	1.22	66	34
05-31-15	12.07	0.15	•	0.69	0.84	0.39	1.17	—	1.56	—	11.35	7.54	67.57	0.17	0.17	1.26	68	79
Class R
06-01-18(5)–05-31-19	12.89	0.12		(0.54)	(0.42)	0.19	0.56	—	0.75	—	11.72	(2.71)	1.02	1.01	1.01	0.90	3	135
Class R6
05-31-19	12.81	0.14	•	(0.38)	(0.24)	0.24	0.56	—	0.80	—	11.77	(1.34)	0.43	0.42	0.42	1.14	7,951	135
05-31-18	12.27	0.19	•	1.16	1.35	0.26	0.55	—	0.81	—	12.81	11.02	5.07	0.12	0.12	1.51	1,926	86
05-31-17	10.87	0.18		1.44	1.62	0.19	0.03	—	0.22	—	12.27	15.11	5.85	0.11	0.11	1.61	891	45
12-21-15(5)–05-31-16	10.63	0.03	•	0.26	0.29	0.02	0.03	—	0.05	—	10.87	2.77	8.79	0.09	0.09	0.72	514	34
Voya Target Retirement 2055 Fund
Class A
05-31-19	12.87	0.13	•	(0.41)	(0.28)	0.19	0.55	—	0.74	—	11.85	(1.68)	0.80	0.78	0.78	1.07	1,659	121
05-31-18	12.30	0.16	•	1.14	1.30	0.22	0.51	—	0.73	—	12.87	10.61	5.53	0.42	0.42	1.27	1,270	71
05-31-17	10.86	0.15		1.47	1.62	0.16	0.02	—	0.18	—	12.30	14.99	6.13	0.42	0.42	1.28	656	44
12-21-15(5)–05-31-16	10.64	0.02	•	0.25	0.27	0.02	0.03	—	0.05	—	10.86	2.57	9.07	0.38	0.38	0.38	533	37
Class I
05-31-19	12.91	0.19		(0.43)	(0.24)	0.23	0.55	—	0.78	—	11.89	(1.38)	0.44	0.42	0.42	1.47	83	121
05-31-18	12.33	0.21		1.13	1.34	0.25	0.51	—	0.76	—	12.91	10.88	5.22	0.17	0.17	1.57	84	71
05-31-17	10.88	0.18		1.47	1.65	0.18	0.02	—	0.20	—	12.33	15.32	5.85	0.17	0.17	1.52	76	44
05-31-16	11.36	0.12		(0.56)	(0.44)	0.01	0.03	—	0.04	—	10.88	(3.81)	45.61	0.18	0.18	1.14	66	37
05-31-15	12.08	0.14	•	0.71	0.85	0.38	1.19	—	1.57	—	11.36	7.65	67.56	0.18	0.18	1.21	68	83
Class R
06-01-18(5)–05-31-19	12.99	0.12		(0.54)	(0.42)	0.19	0.55	—	0.74	—	11.83	(2.82)	1.05	1.03	1.03	0.86	3	121
Class R6
05-31-19	12.91	0.13	•	(0.37)	(0.24)	0.23	0.55	—	0.78	—	11.89	(1.35)	0.44	0.42	0.42	1.10	7,646	121
05-31-18	12.32	0.21	•	1.15	1.36	0.26	0.51	—	0.77	—	12.91	11.02	5.18	0.12	0.12	1.59	1,859	71
05-31-17	10.87	0.16	•	1.50	1.66	0.19	0.02	—	0.21	—	12.32	15.38	5.80	0.12	0.12	1.40	1,059	44
12-21-15(5)–05-31-16	10.64	0.03	•	0.25	0.28	0.02	0.03	—	0.05	—	10.87	2.67	8.80	0.10	0.10	0.65	513	37
Voya Target Retirement 2060 Fund
Class A
05-31-19	12.14	0.13	•	(0.42)	(0.29)	0.19	0.77	—	0.96	—	10.89	(1.76)	0.78	0.73	0.73	1.10	1,274	114
05-31-18	11.62	0.15	•	1.09	1.24	0.22	0.50	—	0.72	—	12.14	10.65	7.38	0.42	0.42	1.27	1,016	69
05-31-17	10.24	0.14		1.39	1.53	0.14	0.01	—	0.15	—	11.62	15.02	7.83	0.41	0.41	1.30	622	36
12-21-15(5)–05-31-16	10.00	0.02	•	0.23	0.25	0.01	—	—	0.01	—	10.24	2.52	12.92	0.41	0.41	0.35	515	17
Class I
05-31-19	12.15	0.18		(0.43)	(0.25)	0.22	0.77	—	0.99	—	10.91	(1.39)	0.47	0.42	0.42	1.46	125	114
05-31-18	11.64	0.22	•	1.04	1.26	0.25	0.50	—	0.75	—	12.15	10.80	7.16	0.17	0.17	1.82	120	69
05-31-17	10.25	0.17		1.39	1.56	0.16	0.01	—	0.17	—	11.64	15.35	7.67	0.17	0.17	1.55	59	36
12-21-15(5)–05-31-16	10.00	0.02	•	0.24	0.26	0.01	—	—	0.01	—	10.25	2.63	12.77	0.19	0.19	0.57	51	17
Class R
06-01-18(5)–05-31-19	12.25	0.09	•	(0.51)	(0.42)	0.18	0.77	—	0.95	—	10.88	(2.77)	1.03	0.98	0.98	0.75	6	114
Class R6
05-31-19	12.16	0.13	•	(0.38)	(0.25)	0.22	0.77	—	0.99	—	10.92	(1.36)	0.47	0.42	0.42	1.10	3,217	114
05-31-18	11.64	0.19	•	1.08	1.27	0.25	0.50	—	0.75	—	12.16	10.91	7.09	0.12	0.12	1.51	861	69
05-31-17	10.25	0.15		1.42	1.57	0.17	0.01	—	0.18	—	11.64	15.40	7.56	0.12	0.12	1.47	748	36
12-21-15(5)–05-31-16	10.00	0.03	•	0.23	0.26	0.01	—	—	0.01	—	10.25	2.63	12.66	0.14	0.14	0.62	513	17

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include expenses of the Underlying Funds.
(5)	Commencement of operations.
•	Calculated using average number of shares outstanding throughout the year or period.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF MAY 31, 2019

NOTE 1 — ORGANIZATION

Voya Separate Portfolios Trust (the “Trust”) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized on March 2, 2007 and was established under a Declaration of Trust dated March 2, 2007. It consists of fifteen separate active investment series. The ten series (each, a “Fund” and collectively, the “Funds”) included in this report are: Voya Target In-Retirement Fund (“In-Retirement”), Voya Target Retirement 2020 Fund (“Retirement 2020”), Voya Target Retirement 2025 Fund (“Retirement 2025”), Voya Target Retirement 2030 Fund (“Retirement 2030”), Voya Target Retirement 2035 Fund (“Retirement 2035”), Voya Target Retirement 2040 Fund (“Retirement 2040”), Voya Target Retirement 2045 Fund (“Retirement 2045”), Voya Target Retirement 2050 Fund (“Retirement 2050”), Voya Target Retirement 2055 Fund (“Retirement 2055”), and Voya Target Retirement 2060 Fund (“Retirement 2060”), each a diversified series of the Trust.

Each Fund offers the following classes of shares: Class A, Class I, Class R and Class R6. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees (if any), shareholder servicing fees (if any) and transfer agency fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a fund are charged directly to that fund. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder servicing fees, if applicable.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Funds. Voya Investments has engaged Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, to serve as the Sub-Adviser to the Funds. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Funds.

The investment companies in which the Funds invest are collectively referred to as the “Underlying Funds.”

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A.  Security Valuation. Each Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and a Fund does not transact purchase and redemption orders. To the extent a Fund’s assets are traded in other markets on days when a Fund does not price its shares, the value of a Fund’s assets will likely change and you will not be able to purchase or redeem shares of a Fund.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade

NOTES TO FINANCIAL STATEMENTS AS OF MAY 31, 2019 (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, each Fund will determine a fair value for the relevant asset in accordance with procedures adopted by the Funds’ Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which each Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Funds’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Funds. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.

Each investment asset or liability of a Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the

NOTES TO FINANCIAL STATEMENTS AS OF MAY 31, 2019 (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Funds’ investments under these levels of classification is included within the Portfolio of Investments. The Funds classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between levels of a Fund’s assets and liabilities. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Fund has a significant amount of Level 3 investments.

B.  Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method. Capital gain dividends from Underlying Funds are recorded as distributions of realized gains from Underlying Funds.

C.  Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1) Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2) Purchases and sales of investment securities, income and expenses — at the exchange rates prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.

Reported net realized foreign exchange gains or losses arise from the difference between the amounts of foreign withholding tax reclaims recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received. Net unrealized foreign exchange gains and losses arise from changes in the value of foreign/withholding tax reclaim receivables, resulting from changes in the exchange rate.

D.  Distributions to Shareholders. The Funds record distributions to their shareholders on the ex-dividend date. The Funds declare and pay dividends and capital gain distributions, if any, at least annually to comply with the distribution requirements of the Internal Revenue Code and may make distributions on a more frequent basis. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E.  Federal Income Taxes. It is the policy of each Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Funds’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

The Funds may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F.  Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.  Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTES TO FINANCIAL STATEMENTS AS OF MAY 31, 2019 (CONTINUED)

NOTE 3 — INVESTMENT TRANSACTIONS

For the year ended May 31, 2019, the cost of purchases and the proceeds from the sales of investments were as follows:

	Purchases	Sales
In-Retirement	$17,515,551	$12,672,956
Retirement 2020	16,378,016	12,179,205
Retirement 2025	28,823,773	15,909,200
Retirement 2030	25,748,387	14,349,910
Retirement 2035	29,554,739	16,204,059
Retirement 2040	22,213,229	12,489,704
Retirement 2045	27,143,691	14,394,103
Retirement 2050	16,047,433	9,430,668
Retirement 2055	13,178,644	6,998,522
Retirement 2060	6,149,460	3,487,169

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Investment Adviser provides the Funds with advisory and administrative services under a management agreement (the “Bundled Fee Agreement”). Pursuant to this Bundled Fee Agreement, the Investment Adviser is responsible for providing or procuring, at the Investment Adviser’s expense, the services reasonably necessary for the ordinary operation of each Fund, including, among other things, custodial, administrative, transfer agency (with the exception of fees paid for omnibus accounts or record keeping services), fund accounting, auditing and ordinary legal expenses. This Bundled Fee Agreement compensates the Investment Adviser with a management fee (a “unified fee”) equal to 0.40% of each Fund’s average daily net assets.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Fund. Voya IM provides investment advice for the Funds and is paid by the Investment Adviser based on the average daily net assets of each respective Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Funds’ assets in accordance with the Funds’ investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Each share class of the Funds (except as noted below) has a plan (each a “Plan” and collectively, the “Plans”), whereby the Distributor is reimbursed or compensated (depending on the class of shares) by the Funds for expenses incurred in the distribution of each Fund’s shares (“Distribution Fees”). Pursuant to the Plans, the Distributor is entitled to a payment each month to reimburse or compensate expenses incurred in the distribution and promotion of each Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the

Distributor. Under the Plans, each class of shares of the Funds, with the exception of Class I and Class R6, pays the Distributor Distribution Fees and/or Service Fees based on average daily net assets at the following rates:

Fund	Class A	Class R
In-Retirement	0.25%	0.50%
Retirement 2020	0.25%	0.50%
Retirement 2025	0.25%	0.50%
Retirement 2030	0.25%	0.50%
Retirement 2035	0.25%	0.50%
Retirement 2040	0.25%	0.50%
Retirement 2045	0.25%	0.50%
Retirement 2050	0.25%	0.50%
Retirement 2055	0.25%	0.50%
Retirement 2060	0.25%	0.50%

The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares of the Funds and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A shares. For year ended May 31, 2019, the Distributor retained the following amounts in sales charges:

Class A
Initial Sales Charges:
In-Retirement	$241
Retirement 2020	425
Retirement 2025	1,581
Retirement 2030	745
Retirement 2035	1,614
Retirement 2040	624
Retirement 2045	2,258
Retirement 2050	1,634
Retirement 2055	1,264
Retirement 2060	211

For the year ended May 31, 2019, the Distributor did not retain any Contingent Deferred Sales Charges.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At May 31, 2019, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the following Funds:

Subsidiary	Fund	Percentage
Voya Institutional Trust Company	In-Retirement	12.84%
	Retirement 2020	27.86
	Retirement 2025	5.73
	Retirement 2030	8.41
	Retirement 2040	6.56
	Retirement 2060	5.60
Voya Investment Management Co. LLC	In-Retirement	11.63
	Retirement 2025	5.58
	Retirement 2030	6.68
	Retirement 2035	6.73
	Retirement 2040	9.52
	Retirement 2045	7.94
	Retirement 2050	13.30
	Retirement 2055	14.69
	Retirement 2060	29.45

NOTES TO FINANCIAL STATEMENTS AS OF MAY 31, 2019 (CONTINUED)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

Subsidiary	Fund	Percentage
Voya Retirement Insurance and Annuity Company	In-Retirement	64.78%
	Retirement 2020	43.69
	Retirement 2025	69.45
	Retirement 2030	64.80
	Retirement 2035	75.88
	Retirement 2040	67.16
	Retirement 2045	80.34
	Retirement 2050	68.15
	Retirement 2055	70.52
	Retirement 2060	48.23

Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.

The Funds have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Funds. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). The Funds purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, resulting in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

NOTE 7 — EXPENSE LIMITATION AGREEMENT

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the Funds whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses and extraordinary expenses to the levels listed below:

Fund(1)	Class A	Class I	Class R	Class R6
In-Retirement	0.89%	0.64%	1.14%	0.49%
Retirement 2020	0.89%	0.64%	1.14%	0.49%
Retirement 2025	0.89%	0.64%	1.14%	0.49%
Retirement 2030	0.89%	0.64%	1.14%	0.49%
Retirement 2035	0.89%	0.64%	1.14%	0.49%
Retirement 2040	0.89%	0.64%	1.14%	0.49%
Retirement 2045	0.89%	0.64%	1.14%	0.49%

Fund(1)	Class A	Class I	Class R	Class R6
Retirement 2050	0.89%	0.64%	1.14%	0.49%
Retirement 2055	0.89%	0.64%	1.14%	0.49%
Retirement 2060	0.89%	0.64%	1.14%	0.49%

(1)	These operating expense limits take into account the operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by each Fund will vary based on each Fund’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

The Investment Adviser may at a later date recoup from a Fund for class specific fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of May 31, 2019, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, are as follows:

	May 31,
	2020	2021	2022	Total
Retirement 2045	—	—	$138	$138
Retirement 2050	—	—	858	858
Retirement 2055	—	—	998	998
Retirement 2060	—	—	1,480	1,480

The Expense Limitation Agreement is contractual through October 1, 2019 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective May 17, 2019, each Fund, in addition to certain other funds managed by the Investment Adviser, has entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through May 15, 2020. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of a Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 17, 2019, the predecessor line of credit was for an aggregate amount of $400,000,000 and paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through May 17, 2019.

NOTES TO FINANCIAL STATEMENTS AS OF MAY 31, 2019 (CONTINUED)

NOTE 8 — LINE OF CREDIT (continued)

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The below Funds utilized the line of credit during the year ended May 31, 2019 as follows:

Fund	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
In-Retirement	1	$810,000	3.44%
Retirement 2020	1	586,000	3.44

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
In-Retirement
Class A
5/31/2019	92,303	—	6,225	(90,059)	8,469	1,002,702	—	63,926	(972,121)	94,507
5/31/2018	62,711	—	4,799	(3,490)	64,020	689,167	—	52,594	(38,615)	703,146
Class I
5/31/2019	1,144	—	239	(73)	1,310	12,353	—	2,459	(801)	14,011
5/31/2018	—	—	264	—	264	—	—	2,896	—	2,896
Class R
6/1/2018(1)–5/31/2019	275	—	9	—	284	3,000	—	92	—	3,092
Class R6
5/31/2019	821,216	—	18,443	(387,732)	451,927	8,841,920	—	189,774	(4,209,367)	4,822,327
5/31/2018	226,040	—	10,085	(13,450)	222,675	2,500,920	—	110,737	(149,148)	2,462,509
Retirement 2020
Class A
5/31/2019	162,556	—	10,010	(158,756)	13,810	1,882,176	—	106,911	(1,822,756)	166,331
5/31/2018	199,896	—	6,313	(11,684)	194,525	2,350,691	—	73,603	(137,916)	2,286,378
Class I
5/31/2019	6,755	—	3,275	(2,618)	7,412	79,081	—	35,105	(31,069)	83,117
5/31/2018	1,104	—	3,277	—	4,381	13,000	—	38,341	—	51,341
Class R
6/1/2018(1)–5/31/2019	258	—	11	—	269	3,000	—	122	—	3,122
Class R6
5/31/2019	672,644	—	24,443	(326,246)	370,841	7,614,495	—	262,029	(3,720,423)	4,156,101
5/31/2018	206,243	—	13,572	(19,661)	200,154	2,432,323	—	158,790	(232,433)	2,358,680
Retirement 2025
Class A
5/31/2019	197,723	—	10,908	(91,745)	116,886	2,337,109	—	119,993	(1,086,583)	1,370,519
5/31/2018	174,874	—	7,854	(23,836)	158,892	2,102,764	—	94,798	(288,082)	1,909,480
Class I
5/31/2019	1,207	—	309	(33)	1,483	14,336	—	3,408	(393)	17,351
5/31/2018	1,278	—	355	(20)	1,613	15,820	—	4,292	(246)	19,866
Class R
6/1/2018(1)–5/31/2019	31,082	—	1,131	(2,264)	29,949	380,888	—	12,407	(26,888)	366,407
Class R6
5/31/2019	1,238,648	—	41,617	(298,809)	981,456	14,556,008	—	458,615	(3,556,229)	11,458,394
5/31/2018	391,093	—	18,292	(9,999)	399,386	4,758,661	—	221,145	(121,454)	4,858,352

NOTES TO FINANCIAL STATEMENTS AS OF MAY 31, 2019 (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Retirement 2030
Class A
5/31/2019	178,594	—	17,329	(44,122)	151,801	2,176,172	—	188,545	(532,839)	1,831,878
5/31/2018	166,226	—	5,795	(12,750)	159,271	2,039,596	—	71,398	(157,857)	1,953,137
Class I
5/31/2019	14,661	—	793	(6,729)	8,725	180,300	—	8,657	(83,185)	105,772
5/31/2018	—	—	308	—	308	—	—	3,810	—	3,810
Class R
6/1/2018(1)–5/31/2019	1,340	—	72	—	1,412	16,700	—	779	—	17,479
Class R6
5/31/2019	1,052,415	—	43,370	(249,311)	846,474	12,411,423	—	472,730	(3,000,243)	9,883,910
5/31/2018	195,916	—	16,693	(35,650)	176,959	2,427,274	—	205,998	(443,436)	2,189,836
Retirement 2035
Class A
5/31/2019	64,440	—	11,480	(19,629)	56,291	787,956	—	123,876	(235,102)	676,730
5/31/2018	103,672	—	5,423	(5,409)	103,686	1,278,150	—	67,140	(67,305)	1,277,985
Class I
5/31/2019	3,851	—	3,298	(2,454)	4,695	48,052	—	35,717	(31,336)	52,433
5/31/2018	12,097	—	3,161	—	15,258	150,000	—	39,263	—	189,263
Class R
6/1/2018(1)–5/31/2019	241	—	14	—	255	3,000	—	149	—	3,149
Class R6
5/31/2019	1,347,512	—	43,804	(283,038)	1,108,278	15,997,724	—	473,521	(3,418,036)	13,053,209
5/31/2018	228,553	—	14,801	(86,932)	156,422	2,854,183	—	183,392	(1,096,268)	1,941,307
Retirement 2040
Class A
5/31/2019	95,836	—	10,372	(58,435)	47,773	1,151,340	—	113,472	(691,325)	573,487
5/31/2018	102,743	—	5,431	(16,735)	91,439	1,290,923	—	68,705	(217,106)	1,142,522
Class I
5/31/2019	1,125	—	467	(5)	1,587	14,089	—	5,131	(65)	19,155
5/31/2018	614	—	382	(1)	995	7,846	—	4,843	(17)	12,672
Class R
6/1/2018(1)–5/31/2019	236	—	13	—	249	3,000	—	143	—	3,143
Class R6
5/31/2019	918,385	—	27,935	(154,032)	792,288	11,036,067	—	306,450	(1,924,919)	9,417,598
5/31/2018	165,824	—	6,895	(42,635)	130,084	2,101,299	—	87,293	(531,927)	1,656,665
Retirement 2045
Class A
5/31/2019	64,841	—	8,050	(35,352)	37,539	813,916	—	89,039	(435,767)	467,188
5/31/2018	70,134	—	4,582	(15,419)	59,297	890,284	—	58,879	(197,425)	751,738
Class I
5/31/2019	382	—	361	(57)	686	4,731	—	4,006	(707)	8,030
5/31/2018	—	—	350	—	350	—	—	4,506	—	4,506
Class R
6/1/2018(1)–5/31/2019	232	—	12	—	244	3,000	—	134	—	3,134
Class R6
5/31/2019	1,141,963	—	34,509	(141,356)	1,035,116	14,001,820	—	382,360	(1,771,927)	12,612,253
5/31/2018	123,816	—	9,465	(21,895)	111,386	1,589,461	—	121,816	(283,830)	1,427,447
Retirement 2050
Class A
5/31/2019	61,667	—	12,333	(16,863)	57,137	779,137	—	133,202	(208,756)	703,583
5/31/2018	81,095	—	4,114	(3,710)	81,499	1,031,176	—	52,661	(47,393)	1,036,444
Class I
5/31/2019	2,033	—	696	(62)	2,667	25,510	—	7,532	(767)	32,275
5/31/2018	1,719	—	442	(18)	2,143	22,393	—	5,675	(235)	27,833
Class R
6/1/2018(1)–5/31/2019	256	—	16	—	272	3,290	—	176	—	3,466
Class R6
5/31/2019	649,751	—	20,677	(145,526)	524,902	7,753,807	—	223,728	(1,821,961)	6,155,574
5/31/2018	86,663	—	5,714	(14,609)	77,768	1,126,058	—	73,248	(189,638)	1,009,668

NOTES TO FINANCIAL STATEMENTS AS OF MAY 31, 2019 (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Retirement 2055
Class A
5/31/2019	40,602	—	7,482	(6,766)	41,318	499,452	—	81,698	(85,461)	495,689
5/31/2018	45,661	—	3,835	(4,220)	45,276	579,386	—	49,476	(54,346)	574,516
Class I
5/31/2019	—	—	462	—	462	—	—	5,051	—	5,051
5/31/2018	—	—	363	—	363	—	—	4,692	—	4,692
Class R
6/1/2018(1)–5/31/2019	271	—	16	—	287	3,500	—	169	—	3,669
Class R6
5/31/2019	533,756	—	18,041	(52,740)	499,057	6,347,252	—	197,191	(652,115)	5,892,328
5/31/2018	57,136	—	6,169	(5,226)	58,079	737,328	—	79,701	(67,711)	749,318
Retirement 2060
Class A
5/31/2019	29,550	—	9,062	(5,420)	33,192	337,221	—	90,986	(62,173)	366,034
5/31/2018	30,468	—	3,735	(3,994)	30,209	367,389	—	45,448	(48,784)	364,053
Class I
5/31/2019	693	—	1,029	(111)	1,611	8,515	—	10,333	(1,288)	17,560
5/31/2018	4,266	—	574	(61)	4,779	53,492	—	6,986	(756)	59,722
Class R
6/1/2018(1)–5/31/2019	538	—	23	—	561	6,361	—	233	—	6,594
Class R6
5/31/2019	247,481	—	10,859	(34,466)	223,874	2,726,667	—	109,029	(389,989)	2,445,707
5/31/2018	18,479	—	3,554	(15,486)	6,547	224,381	—	43,281	(192,716)	74,946

(1)	Commencement of operations.

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital. Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended May 31, 2019		Year Ended May 31, 2018
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
In-Retirement	$156,483	$99,768	$120,792	$45,435
Retirement 2020	227,920	176,247	223,711	47,023
Retirement 2025	366,240	228,183	244,253	75,982
Retirement 2030	263,340	407,371	177,792	103,414
Retirement 2035	263,629	369,634	193,017	96,778
Retirement 2040	195,759	229,437	67,262	93,579
Retirement 2045	176,778	298,761	99,732	85,469
Retirement 2050	118,073	246,565	47,521	84,063
Retirement 2055	88,745	195,364	51,144	82,725
Retirement 2060	51,973	158,608	36,248	59,467

NOTES TO FINANCIAL STATEMENTS AS OF MAY 31, 2019 (CONTINUED)

NOTE 10 — FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings as of May 31, 2019 were:

	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)
In-Retirement	$147,457	$ 82,217	$ (60,036)
Retirement 2020	103,776	90,404	(100,792)
Retirement 2025	124,660	343,790	(295,103)
Retirement 2030	138,094	296,816	(352,236)
Retirement 2035	181,006	281,419	(549,553)
Retirement 2040	155,688	178,016	(356,398)
Retirement 2045	163,388	254,227	(490,632)
Retirement 2050	101,707	146,151	(307,094)
Retirement 2055	124,544	176,312	(218,157)
Retirement 2060	52,986	113,793	(123,316)

As of May 31, 2019, the Funds did not have any capital loss carryovers for U.S. federal income tax purposes.

The Funds’ major tax jurisdictions are U.S. federal and Arizona state.

As of May 31, 2019, no provision for income tax is required in the Funds’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the earliest tax year that remains subject to examination by these jurisdictions is 2014.

Prior to the reclassification of distributions on the Statement of Changes in Net Assets, the characteristics of distributions for the year ended May 31, 2018 were as follows:

	In-Retirement	Retirement 2020	Retirement 2025	Retirement 2030	Retirement 2035	Retirement 2040	Retirement 2045	Retirement 2050	Retirement 2055	Retirement 2060
Distributions from net investment income:
Class A	$(23,422)	$(29,465)	$(40,630)	$(31,305)	$(22,206)	$(22,943)	$(18,736)	$(15,335)	$ (14,991)	$ (13,777)
Class I	(1,356)	(15,777)	(1,907)	(1,738)	(13,695)	(1,708)	(1,550)	(1,786)	(1,531)	(2,308)
Class R6	(52,465)	(65,535)	(99,339)	(95,119)	(64,394)	(31,057)	(42,777)	(23,400)	(26,456)	(14,437)
	$(77,243)	$(110,777)	$(141,876)	$(128,162)	$(100,295)	$(55,708)	$(63,063)	$(40,521)	$ (42,978)	$ (30,522)
Distributions from net realized gains:
Class A	$(29,172)	$(44,138)	$(54,168)	$(40,093)	$(44,934)	$(45,762)	$(40,143)	$(37,327)	$ (34,485)	$ (31,670)
Class I	(1,540)	(22,564)	(2,385)	(2,071)	(25,568)	(3,135)	(2,955)	(3,889)	(3,161)	(4,678)
Class R6	(58,272)	(93,255)	(121,806)	(110,880)	(118,998)	(56,236)	(79,040)	(49,847)	(53,245)	(28,845)
	$(88,984)	$(159,957)	$(178,359)	$(153,044)	$(189,500)	$(105,133)	$(122,138)	$(91,063)	$ (90,891)	$ (65,193)
Undistributed (distributions in excess of) net investment income or accumulated net investment loss at end of year	$27,145	$37,530	$32,771	$21,741	$12,559	$4,915	$2,552	$85	$ 900	$ (11)

NOTE 11 — OTHER ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization On Purchased Callable Debt Securities (“ASU 2017-08”). The update shortens the amortization period for the premium on certain purchased callable debt securities to the earliest call date. ASU 2017-08 will be effective for interim and annual periods beginning after December 15, 2018.

Also, in August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for annual periods beginning after December 15, 2019.

As of May 31, 2019, management of the Funds is currently assessing the potential impact to the financial statements that may result from adopting these ASUs.

NOTES TO FINANCIAL STATEMENTS AS OF MAY 31, 2019 (CONTINUED)

NOTE 12 — SUBSEQUENT EVENTS

The Funds have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. No such subsequent events were identified.

VOYA TARGET	PORTFOLIO OF INVESTMENTS
IN-RETIREMENT FUND	AS OF MAY 31, 2019

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 28.2%
1,649	iShares 20+ Year Treasury Bond ETF	$217,388	2.0
1,911	iShares Core S&P 500 ETF	529,920	4.9
10,743	iShares Core U.S. Aggregate Bond ETF	1,186,027	11.0
13,483	Schwab U.S. TIPS ETF	755,318	7.0
1,553	Vanguard Real Estate ETF	134,940	1.3
1,391	Vanguard Russell 1000 Growth ETF	211,849	2.0

	Total Exchange-Traded Funds (Cost $3,001,900)	3,035,442	28.2

MUTUAL FUNDS: 71.6%
	Affiliated Investment Companies: 69.6%
33,609	Voya Floating Rate Fund — Class P3	323,320	3.0
34,036	Voya Global Bond Fund — Class P3	325,385	3.0
229,076	Voya Intermediate Bond Fund — Class P3	2,327,413	21.6
14,787	Voya Large Cap Growth Fund — Class P3	636,144	5.9
41,760	Voya Large Cap Value Fund — Class P3	505,719	4.7

Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
18,690	Voya Multi-Manager Emerging Markets Equity Fund — Class P3	$214,752	2.0
47,054	Voya Multi-Manager International Factors Fund — Class P3	427,718	4.0
153,783	Voya Short Term Bond Fund — Class P3	1,508,612	14.0
78,992	Voya Strategic Income Opportunities Fund — Class R6	810,458	7.5
37,302	Voya U.S. High Dividend Low Volatility Fund — Class P3	425,247	3.9
		7,504,768	69.6

	Unaffiliated Investment Companies: 2.0%
6,962	TIAA-CREF S&P 500 Index Fund — Class I	212,142	2.0

	Total Mutual Funds (Cost $7,705,501)	7,716,910	71.6
	Total Investments in Securities (Cost $10,707,401)	$10,752,352	99.8
	Assets in Excess of Other Liabilities	18,766	0.2
	Net Assets	$10,771,118	100.0

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of May 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$3,035,442	$—	$—	$3,035,442
Mutual Funds	7,716,910	—	—	7,716,910
Total Investments, at fair value	$10,752,352	$—	$—	$10,752,352

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended May 31, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2018	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 05/31/2019	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund Class — I	$287,296	$—	$ (287,674)	$378	$—	$37	$319	$—
Voya Floating Rate Fund Class — P3	—	704,669	(382,292)	943	323,320	20,081	(8,619)	—

See Accompanying Notes to Financial Statements

VOYA TARGET	PORTFOLIO OF INVESTMENTS
IN-RETIREMENT FUND	AS OF MAY 31, 2019 (CONTINUED)

Issuer	Beginning Fair Value at 5/31/2018	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 05/31/2019	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Global Bond Fund Class — R6	$169,831	$—	$(171,656)	$1,825	$—	$56	$—	$—
Voya Global Bond Fund Class — P3	—	492,342	(171,386)	4,429	325,385	8,173	(3,894)	—
Voya Global Real Estate Fund Class — P3	—	75,495	(75,495)	—	—	337	(4,841)	—
Voya Global Real Estate Fund Class — R6	57,072	—	(63,166)	6,094	—	—	—	—
Voya High Yield Bond Fund Class — P3	—	138,695	(138,695)	—	—	855	(1,714)	—
Voya High Yield Bond Fund Class — R6	114,606	—	(116,392)	1,786	—	45	—	—
Voya Intermediate Bond Fund Class — R6	1,153,797	—	(1,173,647)	19,850	—	262	—	—
Voya Intermediate Bond Fund Class — P3	—	4,464,086	(2,177,403)	40,730	2,327,413	65,242	19,074	—
Voya Large Cap Growth Fund Class— R6	286,521	—	(276,037)	(10,484)	—	—	—	—
Voya Large Cap Growth Fund Class— P3	—	1,236,911	(584,925)	(15,842)	636,144	1,514	34,808	19,645
Voya Large Cap Value Fund Class — R6	283,618	—	(288,227)	4,609	—	—	—	—
Voya Large Cap Value Fund Class — P3	—	1,074,127	(563,989)	(4,419)	505,719	6,932	(13,229)	26,289
Voya MidCap Opportunities Fund Class — R6	57,965	—	(57,492)	(473)	—	—	—	—
Voya MidCap Opportunities Fund Class — P3	—	133,059	(133,059)	—	—	—	(6,847)	10,724
Voya Multi-Manager Emerging Markets Equity Fund Class — I	166,979	—	(171,821)	4,842	—	—	—	—
Voya Multi-Manager Emerging Markets Equity Fund Class — P3	—	487,778	(272,231)	(795)	214,752	1,406	(16,000)	—
Voya Multi-Manager International Factors Fund Class — I	281,828	—	(284,510)	2,682	—	—	—	—
Voya Multi-Manager International Factors Fund Class — P3	—	883,301	(449,167)	(6,416)	427,718	9,267	(40,769)	14,011
Voya Multi-Manager Mid Cap Value Fund Class — I	57,897	—	(57,219)	(678)	—	—	—	—
Voya Multi-Manager Mid Cap Value Fund Class — P3	—	134,867	(134,867)	—	—	792	(10,721)	9,784
Voya Short Term Bond Fund Class — R6	574,971	—	(580,438)	5,467	—	83	—	—
Voya Short Term Bond Fund Class — P3	—	2,448,944	(950,294)	9,962	1,508,612	28,955	(1,034)	—
Voya Strategic Income Opportunities Fund Class — R6	—	993,919	(187,352)	3,891	810,458	4,304	60	—
Voya U.S. High Dividend Low Volatility Fund Class — I	377,590	77,999	(450,291)	(5,298)	—	1,506	2,381	—
Voya U.S. High Dividend Low Volatility Fund Class — P3	—	1,137,157	(701,600)	(10,310)	425,247	8,737	31,820	15,928
	$3,869,971	$14,483,349	$(10,901,325)	$52,773	$7,504,768	$158,585	$(19,206)	$96,381

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

VOYA TARGET	PORTFOLIO OF INVESTMENTS
IN-RETIREMENT FUND	AS OF MAY 31, 2019 (CONTINUED)

At May 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at year end were:

Cost for federal income tax purposes was $10,812,388.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$124,246
Gross Unrealized Depreciation	(184,282)
Net Unrealized Depreciation	$(60,036)

See Accompanying Notes to Financial Statements

VOYA TARGET	PORTFOLIO OF INVESTMENTS
RETIREMENT 2020 FUND	AS OF MAY 31, 2019

Shares			Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 24.7%
1,903		iShares 20+ Year Treasury Bond ETF	$250,872	2.0
2,206		iShares Core S&P 500 ETF	611,724	4.9
7,893		iShares Core U.S. Aggregate Bond ETF	871,388	7.1
11,119		Schwab U.S. TIPS ETF	622,886	5.0
1,793		Vanguard Real Estate ETF	155,793	1.3
3,613		Vanguard Russell 1000 Growth ETF	550,260	4.4
		Total Exchange-Traded Funds (Cost $3,030,015)	3,062,923	24.7

MUTUAL FUNDS: 75.2%
		Affiliated Investment Companies: 73.2%
38,796		Voya Floating Rate Fund — Class P3	373,216	3.0
39,294		Voya Global Bond Fund — Class P3	375,650	3.0
246,278		Voya Intermediate Bond Fund — Class P3	2,502,185	20.2
19,898		Voya Large Cap Growth Fund — Class P3	856,011	6.9
53,296		Voya Large Cap Value Fund — Class P3	645,414	5.2
5,301	(1)	Voya MidCap Opportunities Fund — Class P3	123,307	1.0
32,386		Voya Multi-Manager Emerging Markets Equity Fund — Class P3	372,110	3.0

Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
108,698	Voya Multi-Manager International Factors Fund — Class P3	$988,067	8.0
13,107	Voya Multi-Manager Mid Cap Value Fund — Class P3	122,554	1.0
126,849	Voya Short Term Bond Fund — Class P3	1,244,388	10.0
72,959	Voya Strategic Income Opportunities Fund — Class R6	748,563	6.0
64,608	Voya U.S. High Dividend Low Volatility Fund — Class P3	736,532	5.9
		9,087,997	73.2

	Unaffiliated Investment Companies: 2.0%
8,030	TIAA-CREF S&P 500 Index Fund — Class I	244,679	2.0
	Total Mutual Funds (Cost $9,267,847)	9,332,676	75.2
	Total Investments in Securities (Cost $12,297,862)	$12,395,599	99.9
	Assets in Excess of Other Liabilities	9,049	0.1
	Net Assets	$12,404,648	100.0

(1)	Non-income producing security.

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of May 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$3,062,923	$—	$—	$3,062,923
Mutual Funds	9,332,676	—	—	9,332,676
Total Investments, at fair value	$12,395,599	$—	$—	$12,395,599

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

See Accompanying Notes to Financial Statements

VOYA TARGET	PORTFOLIO OF INVESTMENTS
RETIREMENT 2020 FUND	AS OF MAY 31, 2019 (CONTINUED)

The following table provides transactions during the year ended May 31, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2018	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2019	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund Class — I	$403,296	$—	$(404,062)	$766	$—	$52	$497	$—
Voya Floating Rate Fund Class — P3	—	837,129	(463,120)	(793)	373,216	23,427	(9,864)	—
Voya Global Bond Fund Class — R6	238,232	—	(241,540)	3,308	—	91	—	—
Voya Global Bond Fund Class — P3	—	561,657	(188,993)	2,986	375,650	9,172	(4,817)	—
Voya Global Real Estate Fund Class — P3	—	112,654	(112,654)	—	—	452	(6,644)	—
Voya Global Real Estate Fund Class — R6	80,287	—	(88,584)	8,297	—	—	—	—
Voya High Yield Bond Fund Class — P3	—	206,065	(206,065)	—	—	1,162	(3,637)	—
Voya High Yield Bond Fund Class — R6	160,941	—	(164,643)	3,702	—	73	—	—
Voya Intermediate Bond Fund Class — R6	1,451,905	—	(1,479,445)	27,540	—	380	—	—
Voya Intermediate Bond Fund Class — P3	—	4,461,923	(2,018,655)	58,917	2,502,185	67,109	(7,573)	—
Voya Large Cap Growth Fund Class — R6	482,552	—	(459,532)	(23,020)	—	—	—	—
Voya Large Cap Growth Fund Class — P3	—	1,655,235	(817,176)	17,952	856,011	2,289	19,414	29,697
Voya Large Cap Value Fund Class — R6	475,649	—	(485,198)	9,549	—	—	—	—
Voya Large Cap Value Fund Class — P3	—	1,454,954	(824,042)	14,502	645,414	10,194	(47,067)	39,754
Voya MidCap Opportunities Fund Class — R6	81,549	—	(81,579)	30	—	—	—	—
Voya MidCap Opportunities Fund Class — P3	—	232,013	(109,915)	1,209	123,307	—	(15,782)	13,196
Voya Multi-Manager Emerging Markets Equity Fund Class — I	273,773	—	(281,222)	7,449	—	—	—	—
Voya Multi-Manager Emerging Markets Equity Fund Class — P3	—	736,173	(366,426)	2,363	372,110	2,162	(32,894)	—
Voya Multi-Manager International Equity Fund Class — I	238,949	—	(242,960)	4,011	—	—	—	—
Voya Multi-Manager International Equity Fund Class — P3	—	498,271	(498,271)	—	—	3,510	(11,783)	9,955
Voya Multi-Manager International Factors Fund Class — I	396,032	—	(391,308)	(4,724)	—	—	—	—
Voya Multi-Manager International Factors Fund Class — P3	—	1,374,456	(345,154)	(41,235)	988,067	11,410	(26,380)	17,251
Voya Multi-Manager Mid Cap Value Fund Class — I	81,237	—	(80,404)	(833)	—	—	—	—
Voya Multi-Manager Mid Cap Value Fund Class — P3	—	238,545	(111,920)	(4,071)	122,554	975	(20,382)	12,034
Voya Short Term Bond Fund Class — R6	585,026	—	(590,839)	5,813	—	97	—	—

See Accompanying Notes to Financial Statements

VOYA TARGET	PORTFOLIO OF INVESTMENTS
RETIREMENT 2020 FUND	AS OF MAY 31, 2019 (CONTINUED)

Issuer	Beginning Fair Value at 5/31/2018	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2019	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Short Term Bond Fund Class — P3	$—	$1,858,646	$(625,098)	$10,840	$1,244,388	$24,578	$(5,875)	$—
Voya Small Company Fund Class — R6	83,284	—	(80,364)	(2,920)	—	—	—	—
Voya Small Company Fund Class — P3	—	179,447	(179,447)	—	—	218	(6,640)	12,489
Voya Strategic Income Opportunities Fund Class — R6	—	797,584	(52,616)	3,595	748,563	3,375	62	—
Voya U.S. High Dividend Low Volatility Fund Class — I	571,977	171,282	(733,799)	(9,460)	—	2,174	7,619	—
Voya U.S. High Dividend Low Volatility Fund Class — P3	—	1,219,625	(491,148)	8,055	736,532	11,215	4,066	21,191
	$5,604,689	$16,595,659	$(13,216,179)	$103,828	$9,087,997	$174,114	$(167,680)	$155,567

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At May 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at year end were:

Cost for federal income tax purposes was $12,496,391.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$185,697
Gross Unrealized Depreciation	(286,489)
Net Unrealized Depreciation	$(100,792)

See Accompanying Notes to Financial Statements

VOYA TARGET	PORTFOLIO OF INVESTMENTS
RETIREMENT 2025 FUND	AS OF MAY 31, 2019

Shares			Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 31.3%
3,640		iShares 20+ Year Treasury Bond ETF	$479,861	2.0
10,969		iShares Core S&P 500 ETF	3,041,704	12.9
12,940		iShares Core U.S. Aggregate Bond ETF	1,428,576	6.0
17,013		Schwab U.S. TIPS ETF	953,068	4.0
4,115		Vanguard Real Estate ETF	357,552	1.5
7,679		Vanguard Russell 1000 Growth ETF	1,169,512	4.9
		Total Exchange-Traded Funds (Cost $7,424,943)	7,430,273	31.3

MUTUAL FUNDS: 68.6%
		Affiliated Investment Companies: 66.6%
74,319		Voya Floating Rate Fund — Class P3	714,950	3.0
75,273		Voya Global Bond Fund — Class P3	719,612	3.0
324,605		Voya Intermediate Bond Fund — Class P3	3,297,991	14.0
40,957		Voya Large Cap Growth Fund — Class P3	1,761,964	7.5
97,389		Voya Large Cap Value Fund — Class P3	1,179,379	5.0
12,687	(1)	Voya MidCap Opportunities Fund — Class P3	295,109	1.2
72,344		Voya Multi-Manager Emerging Markets Equity Fund — Class P3	831,235	3.5
71,027		Voya Multi-Manager International Equity Fund — Class P3	767,090	3.2
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
201,619	Voya Multi-Manager International Factors Fund — Class P3	$1,832,718	7.8
31,369	Voya Multi-Manager Mid Cap Value Fund — Class P3	293,302	1.2
78,955	Voya Short Term Bond Fund — Class P3	774,549	3.3
35,385	Voya Small Company Fund — Class P3	469,916	2.0
116,462	Voya Strategic Income Opportunities Fund — Class R6	1,194,895	5.0
144,390	Voya U.S. High Dividend Low Volatility Fund — Class P3	1,646,050	6.9
		15,778,760	66.6

	Unaffiliated Investment Companies: 2.0%
15,427	TIAA-CREF S&P 500 Index Fund — Class I	470,076	2.0
	Total Mutual Funds (Cost $16,254,446)	16,248,836	68.6

	Total Investments in Securities (Cost $23,679,389)	$23,679,109	99.9
	Assets in Excess of Other Liabilities	23,192	0.1
	Net Assets	$23,702,301	100.0

(1)	Non-income producing security.

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of May 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$7,430,273	$—	$—	$7,430,273
Mutual Funds	16,248,836	—	—	16,248,836
Total Investments, at fair value	$23,679,109	$—	$—	$23,679,109

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

See Accompanying Notes to Financial Statements

VOYA TARGET	PORTFOLIO OF INVESTMENTS
RETIREMENT 2025 FUND	AS OF MAY 31, 2019 (CONTINUED)

The following table provides transactions during the year ended May 31, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2018	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2019	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund Class — I	$531,019	$—	$(532,532)	$1,513	$—	$68	$—	$—
Voya Floating Rate Fund Class — P3	—	1,304,382	(585,902)	(3,530)	714,950	39,847	(14,039)	—
Voya Global Bond Fund Class — R6	313,992	—	(319,087)	5,095	—	115	—	—
Voya Global Bond Fund Class — P3	—	886,773	(173,926)	6,765	719,612	16,602	(4,950)	—
Voya Global Real Estate Fund Class — P3	—	133,427	(133,427)	—	—	570	(8,678)	—
Voya Global Real Estate Fund Class — R6	105,736	—	(116,742)	11,006	—	—	—	—
Voya High Yield Bond Fund Class — P3	—	240,296	(240,296)	—	—	1,474	(4,636)	—
Voya High Yield Bond Fund Class — R6	211,900	—	(216,738)	4,838	—	93	—	—
Voya Intermediate Bond Fund Class — R6	1,616,448	—	(1,645,618)	29,170	—	406	—	—
Voya Intermediate Bond Fund Class — P3	—	5,476,608	(2,277,609)	98,992	3,297,991	97,835	1,685	—
Voya Large Cap Growth Fund Class — R6	809,035	—	(755,255)	(53,780)	—	—	—	—
Voya Large Cap Growth Fund Class — P3	—	2,318,052	(573,710)	17,622	1,761,964	5,216	65,114	67,668
Voya Large Cap Value Fund Class — R6	791,815	—	(804,838)	13,023	—	—	—	—
Voya Large Cap Value Fund Class — P3	—	2,246,586	(1,076,071)	8,864	1,179,379	21,851	(60,642)	90,626
Voya MidCap Opportunities Fund Class — R6	188,015	—	(186,830)	(1,185)	—	—	—	—
Voya MidCap Opportunities Fund Class — P3	—	490,879	(195,928)	158	295,109	—	(29,082)	41,919
Voya Multi-Manager Emerging Markets Equity Fund Class — I	515,111	—	(518,552)	3,441	—	—	—	—
Voya Multi-Manager Emerging Markets Equity Fund Class — P3	—	1,425,883	(606,772)	12,124	831,235	6,267	(44,424)	—
Voya Multi-Manager International Equity Fund Class — I	471,549	—	(472,580)	1,031	—	—	—	—
Voya Multi-Manager International Equity Fund Class — P3	—	1,329,608	(564,461)	1,943	767,090	9,573	(44,941)	27,147
Voya Multi-Manager International Factors Fund Class — I	573,387	—	(562,238)	(11,149)	—	—	—	—
Voya Multi-Manager International Factors Fund Class — P3	—	2,217,636	(286,183)	(98,735)	1,832,718	22,813	(17,987)	34,490
Voya Multi-Manager Mid Cap Value Fund Class — I	187,540	—	(184,835)	(2,705)	—	—	—	—
Voya Multi-Manager Mid Cap Value Fund Class — P3	—	510,014	(201,786)	(14,926)	293,302	3,100	(40,797)	38,265
Voya Short Term Bond Fund Class — R6	345,365	—	(348,519)	3,154	—	55	—	—

See Accompanying Notes to Financial Statements

VOYA TARGET	PORTFOLIO OF INVESTMENTS
RETIREMENT 2025 FUND	AS OF MAY 31, 2019 (CONTINUED)

Issuer	Beginning Fair Value at 5/31/2018	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2019	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Short Term Bond Fund Class — P3	$—	$1,412,400	$(645,828)	$7,977	$774,549	$21,086	$(977)	$—
Voya Small Company Fund Class — R6	218,710	—	(211,726)	(6,984)	—	—	—	—
Voya Small Company Fund Class — P3	—	664,264	(158,206)	(36,142)	469,916	792	(21,369)	45,406
Voya Strategic Income Opportunities Fund Class — R6	—	1,273,481	(84,324)	5,738	1,194,895	6,019	215	—
Voya U.S. High Dividend Low Volatility Fund Class — I	806,117	125,263	(919,183)	(12,197)	—	2,937	3,330	—
Voya U.S. High Dividend Low Volatility Fund Class — P3	—	2,192,932	(547,244)	362	1,646,050	22,139	14,875	41,398
	$7,685,739	$24,248,484	$(16,146,946)	$(8,517)	$15,778,760	$278,856	$(207,303)	$386,919

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At May 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at year end were:

Cost for federal income tax purposes was $23,974,211.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$266,076
Gross Unrealized Depreciation	(561,179)
Net Unrealized Depreciation	$(295,103)

See Accompanying Notes to Financial Statements

VOYA TARGET	PORTFOLIO OF INVESTMENTS
RETIREMENT 2030 FUND	AS OF MAY 31, 2019

Shares			Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 34.4%
3,109		iShares 20+ Year Treasury Bond ETF	$409,859	2.0
10,087		iShares Core S&P 500 ETF	2,797,126	13.9
7,366		iShares Core U.S. Aggregate Bond ETF	813,206	4.0
14,527		Schwab U.S. TIPS ETF	813,802	4.0
4,099		Vanguard Real Estate ETF	356,162	1.8
7,540		Vanguard Russell 1000 Growth ETF	1,148,342	5.7
5,748		Vanguard Value ETF	598,999	3.0

		Total Exchange-Traded Funds (Cost $6,943,463)	6,937,496	34.4

MUTUAL FUNDS: 65.5%
		Affiliated Investment Companies: 62.5%
42,258		Voya Floating Rate Fund — Class P3	406,517	2.0
221,331		Voya Intermediate Bond Fund — Class P3	2,248,720	11.1
34,852		Voya Large Cap Growth Fund — Class P3	1,499,346	7.4
66,364		Voya Large Cap Value Fund — Class P3	803,673	4.0
12,984	(1)	Voya MidCap Opportunities Fund — Class P3	302,014	1.5
88,144		Voya Multi-Manager Emerging Markets Equity Fund — Class P3	1,012,772	5.0
130,464		Voya Multi-Manager International Equity Fund — Class P3	1,409,009	7.0
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
199,685	Voya Multi-Manager International Factors Fund — Class P3	$1,815,132	9.0
32,101	Voya Multi-Manager Mid Cap Value Fund — Class P3	300,148	1.5
41,440	Voya Short Term Bond Fund — Class P3	406,527	2.0
30,176	Voya Small Company Fund — Class P3	400,742	2.0
79,465	Voya Strategic Income Opportunities Fund — Class R6	815,316	4.0
105,515	Voya U.S. High Dividend Low Volatility Fund — Class P3	1,202,873	6.0
		12,622,789	62.5

	Unaffiliated Investment Companies: 3.0%
19,702	TIAA-CREF S&P 500 Index Fund — Class I	600,334	3.0

	Total Mutual Funds (Cost $13,397,731)	13,223,123	65.5
	Total Investments in Securities (Cost $20,341,194)	$20,160,619	99.9
	Assets in Excess of Other Liabilities	12,499	0.1
	Net Assets	$20,173,118	100.0

(1)	Non-income producing security.

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of May 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$6,937,496	$—	$—	$6,937,496
Mutual Funds	13,223,123	—	—	13,223,123
Total Investments, at fair value	$20,160,619	$—	$—	$20,160,619

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

See Accompanying Notes to Financial Statements

VOYA TARGET	PORTFOLIO OF INVESTMENTS
RETIREMENT 2030 FUND	AS OF MAY 31, 2019 (CONTINUED)

The following table provides transactions during the year ended May 31, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2019	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund Class — I	$349,530	$—	$(350,908)	$1,378	$—	$45	$—	$—
Voya Floating Rate Fund Class — P3	—	877,695	(471,174)	(4)	406,517	25,233	(11,660)	—
Voya Global Real Estate Fund Class — P3	—	190,379	(190,379)	—	—	1,330	(11,252)	—
Voya Global Real Estate Fund Class — R6	130,339	—	(144,042)	13,703	—	—	—	—
Voya High Yield Bond Fund Class — P3	—	224,498	(224,498)	—	—	1,332	(3,740)	—
Voya High Yield Bond Fund Class — R6	174,223	—	(177,998)	3,775	—	77	—	—
Voya Intermediate Bond Fund Class — R6	1,238,282	—	(1,256,283)	18,001	—	313	—	—
Voya Intermediate Bond Fund Class — P3	—	4,937,146	(2,746,269)	57,843	2,248,720	77,140	20,670	—
Voya Large Cap Growth Fund Class — P3	—	1,923,095	(442,329)	18,580	1,499,346	4,095	58,496	53,126
Voya Large Cap Value Fund Class — R6	652,684	—	(654,490)	1,806	—	—	—	—
Voya Large Cap Value Fund Class — P3	—	1,884,903	(1,096,511)	15,281	803,673	18,014	(38,785)	71,144
Voya Large Cap Growth Fund Class — R6	665,029	—	(614,708)	(50,321)	—	—	—	—
Voya MidCap Opportunities Fund Class — R6	176,913	—	(171,994)	(4,919)	—	—	—	—
Voya MidCap Opportunities Fund Class — P3	—	471,250	(166,545)	(2,691)	302,014	—	(17,735)	37,576
Voya Multi-Manager Emerging Markets Equity Fund Class — I	450,609	—	(457,252)	6,643	—	—	—	—
Voya Multi-Manager Emerging Markets Equity Fund Class — P3	—	1,584,254	(558,099)	(13,383)	1,012,772	5,035	(38,546)	—
Voya Multi-Manager International Equity Fund Class — I	560,627	—	(531,532)	(29,095)	—	—	—	—
Voya Multi-Manager International Equity Fund Class — P3	—	1,697,506	(224,039)	(64,458)	1,409,009	10,857	14,014	30,790
Voya Multi-Manager International Factors Fund Class — I	643,393	—	(619,182)	(24,211)	—	—	—	—
Voya Multi-Manager International Factors Fund Class — P3	—	2,197,134	(266,292)	(115,710)	1,815,132	24,429	3,240	36,935
Voya Multi-Manager Mid Cap Value Fund Class — I	176,374	—	(170,170)	(6,204)	—	—	—	—
Voya Multi-Manager Mid Cap Value Fund Class — P3	—	490,347	(169,447)	(20,752)	300,148	2,779	(26,950)	34,308
Voya Short Term Bond Fund Class — P3	—	570,496	(166,854)	2,885	406,527	4,762	566	—
Voya Small Company Fund Class — R6	180,130	—	(174,188)	(5,942)	—	—	—	—
Voya Small Company Fund Class — P3	—	556,349	(120,656)	(34,951)	400,742	621	(12,169)	35,619

See Accompanying Notes to Financial Statements

VOYA TARGET	PORTFOLIO OF INVESTMENTS
RETIREMENT 2030 FUND	AS OF MAY 31, 2019 (CONTINUED)

Issuer	Beginning Fair Value at 5/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2019	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Strategic Income Opportunities Fund Class — R6	$—	$851,242	$(39,861)	$3,935	$815,316	$4,121	$143	$—
Voya U.S. High Dividend Low Volatility Fund Class — I	663,322	243,792	(896,738)	(10,376)	—	2,737	6,359	—
Voya U.S. High Dividend Low Volatility Fund Class — P3	—	1,771,495	(571,419)	2,797	1,202,873	17,791	16,705	32,710
	$6,061,455	$20,471,581	$(13,673,857)	$(236,390)	$12,622,789	$200,711	$(40,644)	$332,208

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At May 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at year end were:

Cost for federal income tax purposes was $20,512,855.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$196,861
Gross Unrealized Depreciation	(549,097)
Net Unrealized Depreciation	$(352,236)

See Accompanying Notes to Financial Statements

VOYA TARGET	PORTFOLIO OF INVESTMENTS
RETIREMENT 2035 FUND	AS OF MAY 31, 2019

Shares			Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 34.8%
3,133		iShares 20+ Year Treasury Bond ETF	$413,023	2.0
11,256		iShares Core S&P 500 ETF	3,121,289	15.4
14,642		Schwab U.S. TIPS ETF	820,245	4.0
3,544		Vanguard Global ex-U.S. Real Estate ETF	203,638	1.0
2,361		Vanguard Real Estate ETF	205,147	1.0
9,582		Vanguard Russell 1000 Growth ETF	1,459,339	7.2
8,208		Vanguard Value ETF	855,356	4.2

		Total Exchange-Traded Funds (Cost $7,184,578)	7,078,037	34.8

MUTUAL FUNDS: 65.1%
		Affiliated Investment Companies: 61.6%
42,599		Voya Floating Rate Fund — Class P3	409,798	2.0
162,286		Voya Intermediate Bond Fund — Class P3	1,648,827	8.1
35,161		Voya Large Cap Growth Fund — Class P3	1,512,640	7.5
66,970		Voya Large Cap Value Fund — Class P3	811,008	4.0
17,453	(1)	Voya MidCap Opportunities Fund — Class P3	405,950	2.0
106,634		Voya Multi-Manager Emerging Markets Equity Fund — Class P3	1,225,222	6.0
169,106		Voya Multi-Manager International Equity Fund — Class P3	1,826,350	9.0
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
201,317	Voya Multi-Manager International Factors Fund — Class P3	$1,829,969	9.0
43,147	Voya Multi-Manager Mid Cap Value Fund — Class P3	403,426	2.0
41,777	Voya Short Term Bond Fund — Class P3	409,829	2.0
30,420	Voya Small Company Fund — Class P3	403,978	2.0
40,055	Voya Strategic Income Opportunities Fund — Class R6	410,963	2.0
106,370	Voya U.S. High Dividend Low Volatility Fund — Class P3	1,212,615	6.0
		12,510,575	61.6

	Unaffiliated Investment Companies: 3.5%
23,193	TIAA-CREF S&P 500 Index Fund — Class I	706,692	3.5

	Total Mutual Funds (Cost $13,446,322)	13,217,267	65.1

	Total Investments in Securities (Cost $20,630,900)	$20,295,304	99.9
	Assets in Excess of Other Liabilities	12,145	0.1
	Net Assets	$20,307,449	100.0

(1)	Non-income producing security.

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of May 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$7,078,037	$—	$—	$7,078,037
Mutual Funds	13,217,267	—	—	13,217,267
Total Investments, at fair value	$20,295,304	$—	$—	$20,295,304

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

See Accompanying Notes to Financial Statements

VOYA TARGET	PORTFOLIO OF INVESTMENTS
RETIREMENT 2035 FUND	AS OF MAY 31, 2019 (CONTINUED)

The following table provides transactions during the year ended May 31, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2019	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund Class — I	$281,500	$—	$(282,382)	$882	$—	$36	$—	$—
Voya Floating Rate Fund Class — P3	—	873,865	(463,761)	(306)	409,798	23,371	(10,442)	—
Voya Global Real Estate Class — P3	—	172,335	(172,335)	—	—	1,215	(6,735)	—
Voya Global Real Estate Fund Class — R6	104,924	—	(113,728)	8,804	—	—	—	—
Voya High Yield Bond Fund Class — P3	—	214,435	(214,435)	—	—	1,168	(3,821)	—
Voya High Yield Bond Fund Class — R6	140,282	—	(143,893)	3,611	—	64	—	—
Voya Intermediate Bond Fund Class — R6	669,974	—	(680,543)	10,569	—	174	—	—
Voya Intermediate Bond Fund Class — P3	—	3,226,204	(1,618,352)	40,975	1,648,827	50,298	16,087	—
Voya Large Cap Growth Fund Class — R6	607,753	—	(572,646)	(35,107)	—	—	—	—
Voya Large Cap Growth Fund Class — P3	—	2,191,344	(694,079)	15,375	1,512,640	4,319	49,633	56,032
Voya Large Cap Value Fund Class — R6	313,149	—	(312,776)	(373)	—	—	—	—
Voya Large Cap Value Fund Class — P3	—	1,839,414	(1,031,082)	2,676	811,008	10,508	(24,808)	40,238
Voya MidCap Opportunities Fund Class — R6	180,293	—	(175,208)	(5,085)	—	—	—	—
Voya MidCap Opportunities Fund Class — P3	—	604,461	(193,721)	(4,790)	405,950	—	(18,245)	43,785
Voya Multi-Manager Emerging Markets Equity Fund Class — I	412,977	—	(428,538)	15,561	—	—	—	—
Voya Multi-Manager Emerging Markets Equity Fund Class — P3	—	1,869,520	(628,435)	(15,863)	1,225,222	5,755	(52,283)	—
Voya Multi-Manager International Equity Fund Class — I	521,126	—	(496,563)	(24,563)	—	—	—	—
Voya Multi-Manager International Equity Fund Class — P3	—	2,186,134	(281,623)	(78,161)	1,826,350	11,656	4,425	33,056
Voya Multi-Manager International Factors Fund Class — I	518,319	—	(502,633)	(15,686)	—	—	—	—
Voya Multi-Manager International Factors Fund Class — P3	—	2,230,769	(292,500)	(108,300)	1,829,969	22,726	(8,113)	34,359
Voya Multi-Manager Mid Cap Value Fund Class — I	177,296	—	(175,904)	(1,392)	—	—	—	—
Voya Multi-Manager Mid Cap Value Fund Class — P3	—	629,542	(196,822)	(29,294)	403,426	3,236	(32,286)	39,953
Voya Short Term Bond Fund Class — P3	—	692,375	(284,910)	2,364	409,829	4,560	1,356	—
Voya Small Company Fund Class — R6	145,528	—	(140,187)	(5,341)	—	—	—	—
Voya Small Company Fund Class — P3	—	555,097	(115,018)	(36,101)	403,978	579	(9,742)	33,180

See Accompanying Notes to Financial Statements

VOYA TARGET	PORTFOLIO OF INVESTMENTS
RETIREMENT 2035 FUND	AS OF MAY 31, 2019 (CONTINUED)

Issuer	Beginning Fair Value at 5/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2019	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Strategic Income Opportunities Fund Class — R6	$—	$433,625	$(24,631)	$1,969	$410,963	$2,057	$84	$—
Voya U.S. High Dividend Low Volatility Fund Class — I	534,875	292,158	(817,657)	(9,376)	—	2,500	5,867	—
Voya U.S. High Dividend Low Volatility Fund Class — P3	—	1,812,861	(605,083)	4,837	1,212,615	16,613	8,519	30,186
	$4,607,996	$19,824,139	$(11,659,445)	$(262,115)	$12,510,575	$160,835	$(80,504)	$310,789

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At May 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at year end were:

Cost for federal income tax purposes was $20,844,857.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$98,801
Gross Unrealized Depreciation	(648,354)
Net Unrealized Depreciation	$(549,553)

See Accompanying Notes to Financial Statements

VOYA TARGET	PORTFOLIO OF INVESTMENTS
RETIREMENT 2040 FUND	AS OF MAY 31, 2019

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 39.3%
2,236	iShares 20+ Year Treasury Bond ETF	$294,772	2.0
8,553	iShares Core S&P 500 ETF	2,371,747	16.4
2,162	iShares Russell Mid-Cap Growth ETF	288,584	2.0
2,529	Vanguard Global ex-U.S. Real Estate ETF	145,316	1.0
2,107	Vanguard Real Estate ETF	183,077	1.3
7,312	Vanguard Russell 1000 Growth ETF	1,113,618	7.7
12,407	Vanguard Value ETF	1,292,933	8.9
	Total Exchange-Traded Funds (Cost $5,794,458)	5,690,047	39.3

MUTUAL FUNDS: 60.7%
	Affiliated Investment Companies: 57.2%
115,961	Voya Intermediate Bond Fund — Class P3	1,178,165	8.1
25,201	Voya Large Cap Growth Fund — Class P3	1,084,156	7.5
82,568	Voya Multi-Manager Emerging Markets Equity Fund — Class P3	948,711	6.5
157,805	Voya Multi-Manager International Equity Fund — Class P3	1,704,292	11.8
131,911	Voya Multi-Manager International Factors Fund — Class P3	1,199,067	8.3
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
30,838	Voya Multi-Manager Mid Cap Value Fund — Class P3	$288,337	2.0
29,861	Voya Short Term Bond Fund — Class P3	292,935	2.0
32,613	Voya Small Company Fund — Class P3	433,102	3.0
28,631	Voya Strategic Income Opportunities Fund — Class R6	293,752	2.0
76,419	Voya U.S. High Dividend Low Volatility Fund — Class P3	871,180	6.0
		8,293,697	57.2

	Unaffiliated Investment Companies: 3.5%
16,639	TIAA-CREF S&P 500 Index Fund — Class I	506,980	3.5

	Total Mutual Funds
	(Cost $8,911,825)	8,800,677	60.7
	Total Investments in Securities (Cost $14,706,283)	$14,490,724	100.0
	Assets in Excess of Other Liabilities	5,056	0.0
	Net Assets	$14,495,780	100.0

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of May 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$5,690,047	$—	$—	$5,690,047
Mutual Funds	8,800,677	—	—	8,800,677
Total Investments, at fair value	$14,490,724	$—	$—	$14,490,724

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

See Accompanying Notes to Financial Statements

VOYA TARGET	PORTFOLIO OF INVESTMENTS
RETIREMENT 2040 FUND	AS OF MAY 31, 2019 (CONTINUED)

The following table provides transactions during the year ended May 31, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2019	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund Class — I	$143,312	$—	$(143,871)	$559	$—	$18	$—	$—
Voya Floating Rate Fund Class — P3	—	457,883	(457,883)	—	—	10,591	(4,260)	—
Voya Global Real Estate Fund Class — R6	71,362	—	(76,529)	5,167	—	—	—	—
Voya Global Real Estate Fund Class — P3	—	132,973	(132,973)	—	—	941	(3,695)	—
Voya High Yield Bond Fund Class — R6	95,319	—	(97,238)	1,919	—	43	—	—
Voya High Yield Bond Fund Class — P3	—	164,951	(164,951)	—	—	872	(2,187)	—
Voya Intermediate Bond Fund Class — R6	335,533	—	(339,145)	3,612	—	88	—	—
Voya Intermediate Bond Fund Class — P3	—	2,021,194	(874,459)	31,430	1,178,165	30,153	8,940	—
Voya Large Cap Growth Fund Class — R6	437,646	—	(416,894)	(20,752)	—	—	—	—
Voya Large Cap Growth Fund Class — P3	—	1,612,528	(563,305)	34,933	1,084,156	3,137	30,448	40,609
Voya Large Cap Value Fund Class — R6	214,454	—	(212,684)	(1,770)	—	—	—	—
Voya Large Cap Value Fund Class — P3	—	1,284,517	(1,284,517)	—	—	7,718	21,966	27,938
Voya Multi-Manager Emerging Markets Equity Fund Class — I	286,637	—	(296,333)	9,696	—	—	—	—
Voya Multi-Manager Emerging Markets Equity Fund Class — P3	—	1,426,802	(460,424)	(17,667)	948,711	3,956	(46,779)	—
Voya Multi-Manager International Equity Fund Class — I	378,092	—	(363,938)	(14,154)	—	—	—	—
Voya Multi-Manager International Equity Fund Class — P3	—	1,976,278	(202,928)	(69,058)	1,704,292	8,510	(1,735)	24,132
Voya Multi-Manager International Factors Fund Class — I	329,119	—	(322,651)	(6,468)	—	—	—	—
Voya Multi-Manager International Factors Fund Class — P3	—	1,450,911	(186,668)	(65,176)	1,199,067	14,515	(9,782)	21,945
Voya Multi-Manager Mid — Cap Value Fund Class — I	143,911	—	(140,533)	(3,378)	—	—	—	—
Voya Multi-Manager Mid — Cap Value Fund Class — P3	—	824,900	(538,379)	1,816	288,337	2,730	(40,033)	33,708
Voya Short Term Bond Fund Class — P3	—	452,186	(161,207)	1,956	292,935	3,415	886	—
Voya Small Company Fund Class — R6	148,100	—	(142,836)	(5,264)	—	—	—	—
Voya Small Company Fund Class — P3	—	586,197	(117,773)	(35,322)	433,102	594	(10,448)	34,046
Voya Strategic Income Opportunities Fund Class — R6	—	307,253	(14,910)	1,409	293,752	1,485	65	—
Voya U.S. High Dividend Low Volatility Fund Class — I	363,786	277,890	(634,976)	(6,700)	—	1,935	4,761	—

See Accompanying Notes to Financial Statements

VOYA TARGET	PORTFOLIO OF INVESTMENTS
RETIREMENT 2040 FUND	AS OF MAY 31, 2019 (CONTINUED)

Issuer	Beginning Fair Value at 5/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2019	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya U.S. High Dividend Low Volatility Fund Class — P3	$—	$1,329,755	$(475,789)	$17,214	$871,180	$11,938	$1,114	$20,681
	$2,947,271	$14,306,218	$(8,823,794)	$(135,998)	$8,293,697	$102,639	$(50,739)	$203,059

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At May 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at year end were:

Cost for federal income tax purposes was $14,847,122.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$126,545
Gross Unrealized Depreciation	(482,943)
Net Unrealized Depreciation	$(356,398)

See Accompanying Notes to Financial Statements

VOYA TARGET RETIREMENT 2045 FUND	PORTFOLIO OF INVESTMENTS AS OF MAY 31, 2019

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 41.1%
2,685	iShares 20+ Year Treasury Bond ETF	$353,964	2.0
10,580	iShares Core S&P 500 ETF	2,933,833	17.0
2,920	iShares Russell Mid-Cap Growth ETF	389,762	2.2
3,037	Vanguard Global ex-U.S. Real Estate ETF	174,506	1.0
2,529	Vanguard Real Estate ETF	219,745	1.3
9,345	Vanguard Russell 1000 Growth ETF	1,423,244	8.2
15,724	Vanguard Value ETF	1,638,598	9.4
	Total Exchange-Traded Funds (Cost $7,258,062)	7,133,652	41.1

MUTUAL FUNDS: 58.9%
	Affiliated Investment Companies: 54.9%
56,544	Voya Intermediate Bond Fund — Class P3	574,491	3.3
30,099	Voya Large Cap Growth Fund — Class P3	1,294,876	7.5
106,605	Voya Multi-Manager Emerging Markets Equity Fund — Class P3	1,224,895	7.1
217,344	Voya Multi-Manager International Equity Fund — Class P3	2,347,313	13.5
162,919	Voya Multi-Manager International Factors Fund — Class P3	1,480,933	8.5

Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
41,590	Voya Multi-Manager Mid Cap Value Fund — Class P3	$388,870	2.2
31,323	Voya Short Term Bond Fund — Class P3	307,283	1.8
39,097	Voya Small Company Fund — Class P3	519,213	3.0
34,323	Voya Strategic Income Opportunities Fund — Class R6	352,151	2.0
91,205	Voya U.S. High Dividend Low Volatility Fund — Class P3	1,039,738	6.0
		9,529,763	54.9

	Unaffiliated Investment Companies: 4.0%
22,684	TIAA-CREF S&P 500 Index Fund — Class I	691,180	4.0
	Total Mutual Funds (Cost $10,453,232)	10,220,943	58.9
	Total Investments in Securities (Cost $17,711,294)	$17,354,595	100.0
	Assets in Excess of Other Liabilities	6,913	0.0
	Net Assets	$17,361,508	100.0

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of May 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$7,133,652	$—	$—	$7,133,652
Mutual Funds	10,220,943	—	—	10,220,943
Total Investments, at fair value	$17,354,595	$—	$—	$17,354,595

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

See Accompanying Notes to Financial Statements

VOYA TARGET RETIREMENT 2045 FUND	PORTFOLIO OF INVESTMENTS AS OF MAY 31, 2019 (CONTINUED)

The following table provides transactions during the year ended May 31, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/19	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund Class — I	$82,565	$—	$(82,716)	$151	$—	$11	$—	$—
Voya Floating Rate Fund Class — P3	—	252,982	(252,982)	—	—	5,378	(3,475)	—
Voya Global Real Estate Fund Class — R6	70,420	—	(76,926)	6,506	—	—	—	—
Voya Global Real Estate Fund Class — P3	—	137,401	(137,401)	—	—	963	(4,973)	—
Voya Intermediate Bond Fund Class — R6	201,188	—	(205,063)	3,875	—	32	—	—
Voya Intermediate Bond Fund Class — P3	—	1,534,537	(971,636)	11,590	574,491	17,921	11,301	—
Voya Large Cap Growth Fund Class — R6	480,540	—	(439,348)	(41,192)	—	—	—	—
Voya Large Cap Growth Fund Class — P3	—	2,151,356	(887,980)	31,500	1,294,876	3,884	54,440	50,389
Voya Large Cap Value Fund Class — R6	205,605	—	(204,084)	(1,521)	—	—	—	—
Voya Large Cap Value Fund Class — P3	—	1,518,827	(1,518,827)	—	—	7,884	18,710	28,312
Voya Multi-Manager Emerging Markets Equity Fund Class — I	328,074	—	(329,816)	1,742	—	—	—	—
Voya Multi-Manager Emerging Markets Equity Fund Class — P3	—	1,874,559	(622,707)	(26,957)	1,224,895	4,436	(52,059)	—
Voya Multi-Manager International Equity Fund Class — I	419,888	—	(393,397)	(26,491)	—	—	—	—
Voya Multi-Manager International Equity Fund Class — P3	—	2,631,389	(181,166)	(102,910)	2,347,313	10,682	14,007	30,294
Voya Multi-Manager International Factors Fund Class — I	324,897	—	(310,966)	(13,931)	—	—	—	—
Voya Multi-Manager International Factors Fund Class — P3	—	1,715,867	(153,317)	(81,617)	1,480,933	16,199	432	24,492
Voya Multi-Manager Mid — Cap Value Fund Class — I	177,011	—	(173,950)	(3,061)	—	—	—	—
Voya Multi-Manager Mid — Cap Value Fund Class — P3	—	1,096,450	(703,402)	(4,178)	388,870	3,573	(51,387)	44,110
Voya Short Term Bond Fund Class — P3	—	328,294	(22,550)	1,539	307,283	870	84	—
Voya Small Company Fund Class — R6	146,572	—	(141,150)	(5,422)	—	—	—	—
Voya Small Company Fund Class — P3	—	665,503	(100,728)	(45,562)	519,213	663	(8,302)	37,998
Voya Strategic Income Opportunities Fund Class — R6	—	375,940	(25,463)	1,674	352,151	1,740	87	—
Voya U.S. High Dividend Low Volatility Fund Class — I	359,210	296,822	(649,470)	(6,562)	—	1,980	3,867	—
Voya U.S. High Dividend Low Volatility Fund Class — P3	—	1,705,643	(674,301)	8,396	1,039,738	13,713	(184)	23,104
	$2,795,970	$16,285,570	$(9,259,346)	$(292,431)	$9,529,763	$89,929	$(17,452)	$238,699

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

VOYA TARGET RETIREMENT 2045 FUND	PORTFOLIO OF INVESTMENTS AS OF MAY 31, 2019 (CONTINUED)

At May 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at year end were:

Cost for federal income tax purposes was $17,845,227.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$103,760
Gross Unrealized Depreciation	(594,392)
Net Unrealized Depreciation	$(490,632)

See Accompanying Notes to Financial Statements

VOYA TARGET RETIREMENT 2050 FUND	PORTFOLIO OF INVESTMENTS AS OF MAY 31, 2019

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS:42.6%
1,602	iShares 20+ Year Treasury Bond ETF	$211,192	2.0
6,869	iShares Core S&P 500 ETF	1,904,773	18.5
1,742	iShares Russell Mid-Cap Growth ETF	232,522	2.2
1,812	Vanguard Global ex-U.S. Real Estate ETF	104,118	1.0
1,509	Vanguard Real Estate ETF	131,117	1.3
5,745	Vanguard Russell 1000 Growth ETF	874,964	8.4
9,135	Vanguard Value ETF	951,958	9.2
	Total Exchange-Traded Funds (Cost $4,498,345)	4,410,644	42.6

MUTUAL FUNDS: 57.4%
	Affiliated Investment Companies: 52.9%
31,185	Voya Intermediate Bond Fund — Class P3	316,839	3.1
16,212	Voya Large Cap Growth Fund — Class P3	697,447	6.7
63,643	Voya Multi-Manager Emerging Markets Equity Fund — Class P3	731,259	7.1
139,369	Voya Multi-Manager International Equity Fund — Class P3	1,505,181	14.5
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
97,266	Voya Multi-Manager International Factors Fund — Class P3	$884,149	8.5
24,829	Voya Multi-Manager Mid Cap Value Fund — Class P3	232,154	2.2
23,341	Voya Small Company Fund — Class P3	309,967	3.0
20,493	Voya Strategic Income Opportunities Fund — Class R6	210,263	2.0
52,311	Voya U.S. High Dividend Low Volatility Fund — Class P3	596,349	5.8
		5,483,608	52.9

	Unaffiliated Investment Companies: 4.5%
15,278	TIAA-CREF S&P 500 Index Fund—Class I	465,512	4.5
	Total Mutual Funds (Cost $6,060,074)	5,949,120	57.4
	Total Investments in Securities (Cost $10,558,419)	$10,359,764	100.0
	Assets in Excess of Other Liabilities	1,410	0.0
	Net Assets	$10,361,174	100.0

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of May 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$4,410,644	$—	$—	$4,410,644
Mutual Funds	5,949,120	—	—	5,949,120
Total Investments, at fair value	$10,359,764	$—	$—	$10,359,764

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

See Accompanying Notes to Financial Statements

VOYA TARGET RETIREMENT 2050 FUND	PORTFOLIO OF INVESTMENTS AS OF MAY 31, 2019 (CONTINUED)

The following table provides transactions during the year ended May 31, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/19	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Global Real Estate Fund Class — R6	$56,455	$—	$(61,452)	$4,997	$—	$—	$—	$—
Voya Global Real Estate Fund Class — P3	—	105,358	(105,358)	—	—	697	(3,819)	—
Voya Intermediate Bond Fund Class — R6	151,902	—	(154,763)	2,861	—	40	—	—
Voya Intermediate Bond Fund Class — P3	—	894,496	(585,154)	7,497	316,839	11,275	5,163	—
Voya Large Cap Growth Fund Class — R6	384,765	—	(352,990)	(31,775)	—	—	—	—
Voya Large Cap Growth Fund Class — P3	—	1,296,773	(630,237)	30,911	697,447	2,525	44,540	32,821
Voya Large Cap Value Fund Class — R6	150,448	—	(149,318)	(1,130)	—	—	—	—
Voya Large Cap Value Fund Class — P3	—	997,631	(997,631)	—	—	4,949	16,687	18,020
Voya Multi-Manager Emerging Markets Equity Fund Class — I	284,062	—	(288,335)	4,273	—	—	—	—
Voya Multi-Manager Emerging Markets Equity Fund Class — P3	—	1,214,618	(471,464)	(11,895)	731,259	3,159	(40,093)	—
Voya Multi-Manager International Equity Fund Class — I	373,679	—	(355,068)	(18,611)	—	—	—	—
Voya Multi-Manager International Equity Fund Class — P3	—	1,770,911	(198,223)	(67,507)	1,505,181	7,736	8,779	21,937
Voya Multi-Manager International Factors Fund Class — I	260,350	—	(252,306)	(8,044)	—	—	—	—
Voya Multi-Manager International Factors Fund Class — P3	—	1,082,608	(148,223)	(50,236)	884,149	10,557	(2,190)	15,961
Voya Multi-Manager Mid Cap Value Fund Class — I	133,330	—	(131,432)	(1,898)	—	—	—	—
Voya Multi-Manager Mid Cap Value Fund Class — P3	—	714,074	(485,584)	3,664	232,154	2,293	(36,511)	28,310
Voya Small Company Fund Class — R6	117,285	—	(113,093)	(4,192)	—	—	—	—
Voya Small Company Fund Class — P3	—	425,615	(87,633)	(28,015)	309,967	432	(5,142)	24,767
Voya Strategic Income Opportunities Fund Class — R6	—	223,430	(14,177)	1,010	210,263	1,074	59	—
Voya U.S. High Dividend Low Volatility Fund Class — I	287,589	218,744	(501,472)	(4,861)	—	1,435	4,693	—
Voya U.S. High Dividend Low Volatility Fund Class — P3	—	953,070	(368,801)	12,080	596,349	8,532	534	15,029
	$2,199,865	$9,897,328	$(6,452,714)	$(160,871)	$5,483,608	$54,704	$(7,300)	$156,845

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

VOYA TARGET RETIREMENT 2050 FUND	PORTFOLIO OF INVESTMENTS AS OF MAY 31, 2019 (CONTINUED)

At May 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at year end were:

Cost for federal income tax purposes was $10,666,858.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$80,825
Gross Unrealized Depreciation	(387,919)
Net Unrealized Depreciation	$(307,094)

See Accompanying Notes to Financial Statements

VOYA TARGET RETIREMENT 2055 FUND	PORTFOLIO OF INVESTMENTS AS OF MAY 31, 2019

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 43.5%
1,450	iShares 20+ Year Treasury Bond ETF	$191,154	2.0
6,553	iShares Core S&P 500 ETF	1,817,146	19.4
1,752	iShares Russell Mid-Cap Growth ETF	233,857	2.5
1,640	Vanguard Global ex-U.S. Real Estate ETF	94,235	1.0
1,366	Vanguard Real Estate ETF	118,692	1.3
5,199	Vanguard Russell 1000 Growth ETF	791,808	8.4
8,044	Vanguard Value ETF	838,265	8.9
	Total Exchange-Traded Funds (Cost $4,157,412)	4,085,157	43.5

MUTUAL FUNDS: 56.5%
	Affiliated Investment Companies: 52.0%
37,692	Voya Intermediate Bond Fund — Class P3	382,948	4.1
14,202	Voya Large Cap Growth Fund — Class P3	610,958	6.5
61,817	Voya Multi-Manager Emerging Markets Equity Fund — Class P3	710,281	7.6
126,353	Voya Multi-Manager International Equity Fund — Class P3	1,364,616	14.5
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
88,186	Voya Multi-Manager International Factors Fund — Class P3	$801,612	8.5
25,011	Voya Multi-Manager Mid Cap Value Fund — Class P3	233,848	2.5
21,160	Voya Small Company Fund — Class P3	281,007	3.0
43,484	Voya U.S. High Dividend Low Volatility Fund — Class P3	495,719	5.3
		4,880,989	52.0

	Unaffiliated Investment Companies: 4.5%
13,908	TIAA-CREF S&P 500 Index Fund — Class I	423,766	4.5
	Total Mutual Funds (Cost $5,391,594)	5,304,755	56.5
	Total Investments in Securities (Cost $9,549,006)	$9,389,912	100.0
	Assets in Excess of Other Liabilities	1,570	0.0
	Net Assets	$9,391,482	100.0

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of May 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$4,085,157	$—	$—	$4,085,157
Mutual Funds	5,304,755	—	—	5,304,755
Total Investments, at fair value	$9,389,912	$—	$—	$9,389,912

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

See Accompanying Notes to Financial Statements

VOYA TARGET RETIREMENT 2055 FUND	PORTFOLIO OF INVESTMENTS AS OF MAY 31, 2019 (CONTINUED)

The following table provides transactions during the year ended May 31, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/19	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Global Real Estate Fund Class — R6	$47,943	$—	$(52,861)	$4,918	$—	$—	$—	$—
Voya Global Real Estate Fund Class — P3	—	70,455	(70,455)	—	—	476	(3,948)	—
Voya Intermediate Bond Fund Class — R6	128,926	—	(131,420)	2,494	—	34	—	—
Voya Intermediate Bond Fund Class — P3	—	872,643	(497,498)	7,803	382,948	9,694	5,300	—
Voya Large Cap Growth Fund Class — R6	327,166	—	(290,285)	(36,881)	—	—	—	—
Voya Large Cap Growth Fund Class — P3	—	1,088,727	(500,554)	22,785	610,958	1,980	55,081	25,668
Voya Large Cap Value Fund Class — R6	127,385	—	(125,974)	(1,411)	—	—	—	—
Voya Large Cap Value Fund Class — P3	—	739,490	(739,490)	—	—	4,090	18,694	14,248
Voya Multi-Manager Emerging Markets Equity Fund Class — I	236,617	—	(229,638)	(6,979)	—	—	—	—
Voya Multi-Manager Emerging Markets Equity Fund Class — P3	—	1,000,095	(277,566)	(12,248)	710,281	2,477	(18,634)	—
Voya Multi-Manager International Equity Fund Class — I	317,489	—	(293,201)	(24,288)	—	—	—	—
Voya Multi-Manager International Equity Fund Class — P3	—	1,482,777	(76,242)	(41,919)	1,364,616	6,050	7,593	17,157
Voya Multi-Manager International Factors Fund Class — I	221,156	—	(209,427)	(11,729)	—	—	—	—
Voya Multi-Manager International Factors Fund Class — P3	—	896,941	(58,172)	(37,157)	801,612	8,257	2,978	12,483
Voya Multi-Manager Mid Cap Value Fund Class — I	117,573	—	(115,486)	(2,087)	—	—	—	—
Voya Multi-Manager Mid Cap Value Fund Class — P3	—	539,337	(306,542)	1,053	233,848	1,806	(26,865)	22,301
Voya Small Company Fund Class — R6	99,781	—	(96,019)	(3,762)	—	—	—	—
Voya Small Company Fund Class — P3	—	346,525	(45,580)	(19,938)	281,007	338	(4,685)	19,370
Voya U.S. High Dividend Low Volatility Fund Class — I	244,460	92,511	(332,504)	(4,467)	—	980	1,609	—
Voya U.S. High Dividend Low Volatility Fund Class — P3	—	883,844	(394,941)	6,816	495,719	7,095	9,481	11,763
	$1,868,496	$8,013,345	$(4,843,855)	$(156,997)	$4,880,989	$43,277	$46,604	$122,990

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

VOYA TARGET RETIREMENT 2055 FUND	PORTFOLIO OF INVESTMENTS AS OF MAY 31, 2019 (CONTINUED)

At May 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at year end were:

Cost for federal income tax purposes was $9,608,069.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$64,818
Gross Unrealized Depreciation	(282,975)
Net Unrealized Depreciation	$(218,157)

See Accompanying Notes to Financial Statements

VOYA TARGET RETIREMENT 2060 FUND	PORTFOLIO OF INVESTMENTS AS OF MAY 31, 2019

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 43.8%
714	iShares 20+ Year Treasury Bond ETF	$94,127	2.0
3,225	iShares Core S&P 500 ETF	894,292	19.4
862	iShares Russell Mid-Cap Growth ETF	115,060	2.5
1,009	Vanguard Global ex-U.S. Real Estate ETF	57,977	1.3
807	Vanguard Real Estate ETF	70,120	1.5
2,559	Vanguard Russell 1000 Growth ETF	389,736	8.4
3,849	Vanguard Value ETF	401,104	8.7
	Total Exchange-Traded Funds (Cost $2,056,929)	2,022,416	43.8

MUTUAL FUNDS: 56.2%
	Affiliated Investment Companies: 51.7%
16,235	Voya Intermediate Bond Fund — Class P3	164,944	3.6
6,986	Voya Large Cap Growth Fund — Class P3	300,542	6.5
30,418	Voya Multi-Manager Emerging Markets Equity Fund — Class P3	349,502	7.6
62,176	Voya Multi-Manager International Equity Fund — Class P3	671,504	14.5
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
43,392	Voya Multi-Manager International Factors Fund — Class P3	$394,437	8.5
12,307	Voya Multi-Manager Mid Cap Value Fund — Class P3	115,068	2.5
10,412	Voya Small Company Fund — Class P3	138,272	3.0
22,398	Voya U.S. High Dividend Low Volatility Fund — Class P3	255,341	5.5
		2,389,610	51.7

	Unaffiliated Investment Companies: 4.5%
6,844	TIAA-CREF S&P 500 Index Fund — Class I	208,549	4.5
	Total Mutual Funds (Cost $2,655,245)	2,598,159	56.2
	Total Investments in Securities (Cost $4,712,174)	$4,620,575	100.0
	Assets in Excess of Other Liabilities	1,714	0.0
	Net Assets	$4,622,289	100.0

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of May 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$2,022,416	$—	$—	$2,022,416
Mutual Funds	2,598,159	—	—	2,598,159
Total Investments, at fair value	$4,620,575	$—	$—	$4,620,575

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

See Accompanying Notes to Financial Statements

VOYA TARGET RETIREMENT 2060 FUND	PORTFOLIO OF INVESTMENTS AS OF MAY 31, 2019 (CONTINUED)

The following table provides transactions during the year ended May 31, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/19	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Global Real Estate Fund Class — R6	$29,834	$—	$(33,238)	$3,404	$—	$—	$—	$—
Voya Global Real Estate Fund Class — P3	—	39,452	(39,452)	—	—	268	(2,858)	—
Voya Intermediate Bond Fund Class — R6	80,227	—	(81,689)	1,462	—	(21)	—	—
Voya Intermediate Bond Fund Class — P3	—	399,346	(238,010)	3,608	164,944	4,994	2,049	—
Voya Large Cap Growth Fund Class — R6	203,427	—	(177,822)	(25,605)	—	—	—	—
Voya Large Cap Growth Fund Class — P3	—	564,424	(271,350)	7,468	300,542	1,102	36,811	14,278
Voya Large Cap Value Fund Class — R6	80,294	—	(80,897)	603	—	—	—	—
Voya Large Cap Value Fund Class — P3	—	351,157	(351,157)	—	—	2,147	4,824	7,895
Voya Multi-Manager Emerging Markets Equity Fund Class — I	148,361	—	(137,360)	(11,001)	—	—	—	—
Voya Multi-Manager Emerging Markets Equity Fund Class — P3	—	484,712	(125,793)	(9,417)	349,502	1,376	(2,952)	—
Voya Multi-Manager International Equity Fund Class — I	197,483	—	(179,872)	(17,611)	—	—	—	—
Voya Multi-Manager International Equity Fund Class — P3	—	741,380	(48,342)	(21,534)	671,504	3,365	3,712	9,545
Voya Multi-Manager International Factors Fund Class — I	137,585	—	(128,700)	(8,885)	—	—	—	—
Voya Multi-Manager International Factors Fund Class — P3	—	448,672	(34,853)	(19,382)	394,437	4,593	1,124	6,944
Voya Multi-Manager Mid Cap Value Fund Class — I	74,368	—	(73,525)	(843)	—	—	—	—
Voya Multi-Manager Mid Cap Value Fund Class — P3	—	263,408	(147,818)	(522)	115,068	1,002	(15,982)	12,373
Voya Small Company Fund Class — R6	62,020	—	(59,726)	(2,294)	—	—	—	—
Voya Small Company Fund Class — P3	—	175,962	(25,725)	(11,965)	138,272	188	(2,960)	10,776
Voya U.S. High Dividend Low Volatility Fund Class — I	151,994	29,691	(179,002)	(2,683)	—	552	656	—
Voya U.S. High Dividend Low Volatility Fund Class — P3	—	472,778	(218,329)	892	255,341	3,761	5,971	6,542
	$1,165,593	$3,970,982	$(2,632,660)	$(114,305)	$2,389,610	$23,327	$30,395	$68,353
The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

VOYA TARGET RETIREMENT 2060 FUND	PORTFOLIO OF INVESTMENTS AS OF MAY 31, 2019 (CONTINUED)

At May 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at year end were:

Cost for federal income tax purposes was $4,743,891.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$29,394
Gross Unrealized Depreciation	(152,710)
Net Unrealized Depreciation	$(123,316)

See Accompanying Notes to Financial Statements

TAX INFORMATION (UNAUDITED)

Dividends and distributions paid during the year ended May 31, 2019 were as follows:

Fund Name	Type	Per Share Amount
Voya Target In-Retirement Fund
Class A	NII	$0.1957
Class I	NII	$0.2227
Class R	NII	$0.1925
Class R6	NII	$0.2250
All Classes	STCG	$0.0013
All Classes	LTCG	$0.1393
Voya Target Retirement 2020 Fund
Class A	NII	$0.2251
Class I	NII	$0.2566
Class R	NII	$0.2221
Class R6	NII	$0.2574
All Classes	STCG	$0.0342
All Classes	LTCG	$0.2185
Voya Target Retirement 2025 Fund
Class A	NII	$0.1932
Class I	NII	$0.2167
Class R	NII	$0.2071
Class R6	NII	$0.2218
All Classes	STCG	$0.0384
All Classes	LTCG	$0.1581
Voya Target Retirement 2030 Fund
Class A	NII	$0.2087
Class I	NII	$0.2335
Class R	NII	$0.2088
Class R6	NII	$0.2365
All Classes	STCG	$0.0076
All Classes	LTCG	$0.3650
Voya Target Retirement 2035 Fund
Class A	NII	$0.2080
Class I	NII	$0.2391
Class R	NII	$0.2027
Class R6	NII	$0.2415
All Classes	STCG	$0.0360
All Classes	LTCG	$0.3793
Fund Name	Type	Per Share Amount
Voya Target Retirement 2040 Fund
Class A	NII	$0.2041
Class I	NII	$0.2331
Class R	NII	$0.1979
Class R6	NII	$0.2379
All Classes	STCG	$0.0648
All Classes	LTCG	$0.3437
Voya Target Retirement 2045 Fund
Class A	NII	$0.1823
Class I	NII	$0.2141
Class R	NII	$0.1768
Class R6	NII	$0.2192
All Classes	STCG	$0.0158
All Classes	LTCG	$0.3848
Voya Target Retirement 2050 Fund
Class A	NII	$0.2030
Class I	NII	$0.2314
Class R	NII	$0.1938
Class R6	NII	$0.2357
All Classes	STCG	$0.0310
All Classes	LTCG	$0.5311
Voya Target Retirement 2055 Fund
Class A	NII	$0.1943
Class I	NII	$0.2285
Class R	NII	$0.1856
Class R6	NII	$0.2315
All Classes	STCG	$0.0190
All Classes	LTCG	$0.5269
Voya Target Retirement 2060 Fund
Class A	NII	$0.1892
Class I	NII	$0.2194
Class R	NII	$0.1842
Class R6	NII	$0.2216
All Classes	STCG	$0.0331
All Classes	LTCG	$0.7333

NII — Net investment income
STCG — Short-term capital gain
LTCG — Long-term capital gain

Of the ordinary distributions made during the year ended May 31, 2019, the following percentages qualify for the dividends received deduction (DRD) available to corporate shareholders:

Voya Target In-Retirement Fund	9.85%
Voya Target Retirement 2020 Fund	14.89%
Voya Target Retirement 2025 Fund	21.26%
Voya Target Retirement 2030 Fund	25.06%
Voya Target Retirement 2035 Fund	20.91%
Voya Target Retirement 2040 Fund	20.33%
Voya Target Retirement 2045 Fund	22.97%
Voya Target Retirement 2050 Fund	23.59%
Voya Target Retirement 2055 Fund	19.58%
Voya Target Retirement 2060 Fund	21.78%

For the year ended May 31, 2019, the following are percentages of ordinary distributions paid by the Funds that are designated as qualifying dividend income (QDI) subject to reduced income tax rates for individuals:

Voya Target In-Retirement Fund	14.69%
Voya Target Retirement 2020 Fund	22.38%
Voya Target Retirement 2025 Fund	32.61%
Voya Target Retirement 2030 Fund	39.30%
Voya Target Retirement 2035 Fund	34.18%
Voya Target Retirement 2040 Fund	33.05%
Voya Target Retirement 2045 Fund	37.17%
Voya Target Retirement 2050 Fund	38.09%
Voya Target Retirement 2055 Fund	31.94%
Voya Target Retirement 2060 Fund	35.52%

TAX INFORMATION (UNAUDITED) (CONTINUED)

The Funds designate the following amounts of long-term capital gain distributions as 20% rate long-term capital gain dividends under Internal Revenue Code Section 852(b)(3)(C):

Voya Target In-Retirement Fund	$99,768
Voya Target Retirement 2020 Fund	$176,247
Voya Target Retirement 2025 Fund	$228,183
Voya Target Retirement 2030 Fund	$407,371
Voya Target Retirement 2035 Fund	$369,634
Voya Target Retirement 2040 Fund	$229,437
Voya Target Retirement 2045 Fund	$298,761
Voya Target Retirement 2050 Fund	$246,565
Voya Target Retirement 2055 Fund	$195,364
Voya Target Retirement 2060 Fund	$158,608

The Funds designate the following amounts as Section 199A dividends:

Voya Target In-Retirement Fund	$591
Voya Target Retirement 2020 Fund	$745
Voya Target Retirement 2025 Fund	$1,730
Voya Target Retirement 2030 Fund	$1,445
Voya Target Retirement 2035 Fund	$1,323
Voya Target Retirement 2040 Fund	$954
Voya Target Retirement 2045 Fund	$1,061
Voya Target Retirement 2050 Fund	$666
Voya Target Retirement 2055 Fund	$578
Voya Target Retirement 2060 Fund	$290

The Regulated Investment Company Modernization Act of 2010 allows qualified fund-of-funds to elect to pass through the ability to take foreign tax credits (or deductions) to the extent that foreign taxes are passed through from underlying funds. A qualified fund-of-funds is a regulated investment company that has at least 50% of the value of its total assets invested in other regulated investment companies at the end of each quarter of the taxable year. Pursuant to Section 853 of the Internal Revenue Code, the Funds designate the following amounts as foreign taxes paid for the year ended May 31, 2019:

	Creditable Foreign Taxes Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income*
Voya Target In-Retirement Fund	$1,261	$0.0013	5.65%
Voya Target Retirement 2020 Fund	$2,615	$0.0024	8.84%
Voya Target Retirement 2025 Fund	$6,111	$0.0030	13.57%
Voya Target Retirement 2030 Fund	$5,983	$0.0035	14.76%
Voya Target Retirement 2035 Fund	$6,415	$0.0037	14.38%
Voya Target Retirement 2040 Fund	$4,677	$0.0038	13.82%
Voya Target Retirement 2045 Fund	$5,390	$0.0037	15.31%
Voya Target Retirement 2050 Fund	$3,659	$0.0042	15.41%
Voya Target Retirement 2055 Fund	$2,862	$0.0036	12.87%
Voya Target Retirement 2060 Fund	$1,593	$0.0038	14.35%

*	None of the Funds listed above derived any income from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. Shareholders are strongly advised to consult their own tax advisors regarding the appropriate treatment of foreign taxes paid.

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in the calendar year.

TRUSTEE AND OFFICER INFORMATION (UNAUDITED)

The business and affairs of the Trust are managed under the direction of the Board. A Trustee, who is not an interested person of the Trust, as defined in the 1940 Act, is an independent trustee (“Independent Trustee”). The Trustees and Officers of the Trust are listed below. The Statement of Additional Information includes additional information about Trustees of the Trust and is available, without charge, upon request at (800) 992-0180.

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) — During the Past 5 Years	Number of funds in Fund Complex Overseen by Trustee(2)	Other Board Positions Held by Trustee

Independent Trustees:
Colleen D. Baldwin 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 59	Trustee	July 2007–Present	President, Glantuam Partners, LLC, a business consulting firm (January 2009–Present).	149	Dentaquest (February 2014–Present); RSR Partners, Inc. (2016–Present).
John V. Boyer 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 66	Chairperson Trustee	January 2014–Present May 2007–Present	President and Chief Executive Officer, Bechtler Arts Foundation, an arts and education foundation (January 2008–Present).	149	None.
Patricia W. Chadwick 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 70	Trustee	May 2007–Present	Consultant and President, Ravengate Partners LLC, a consulting firm that provides advice regarding financial markets and the global economy (January 2000–Present).	149	Wisconsin Energy Corporation (June 2006–Present); The Royce Fund (22 funds) (December 2009–Present); and AMICA Mutual Insurance Company (1992–Present).
Martin J. Gavin 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, AZ 85258 Age: 69	Trustee	August 2015–Present	Retired. Formerly, President and Chief Executive Officer, Connecticut Children’s Medical Center (May 2006–November 2015).	149	None.
Russell H. Jones 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 75	Trustee	May 2013–Present	Retired.	149	None.
Joseph E. Obermeyer 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 61	Trustee	May 2013–Present	President, Obermeyer & Associates, Inc., a provider of financial and economic consulting services (November 1999–Present).	149	None.
Sheryl K. Pressler 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 68	Trustee	May 2007–Present	Consultant (May 2001–Present).	149	None.
Christopher P. Sullivan 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 65	Trustee	October 2015–Present	Retired.	149	None.
Roger B. Vincent 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 73	Trustee	May 2007–Present	Retired.	149	None.

TRUSTEE AND OFFICER INFORMATION (UNAUDITED) (CONTINUED)

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) — During the Past 5 Years	Number of funds in Fund Complex Overseen by Trustee(2)	Other Board Positions Held by Trustee

Trustee who is an “interested person”:
Dina Santoro(3) 230 Park Avenue New York, New York 10169 Age: 46	Trustee	July 2018–Present	President, Voya Investments, LLC and Voya Capital, LLC (March 2018–Present); Senior Vice President, Voya Investments Distributor, LLC (April 2018–Present); Managing Director, Head of Product and Marketing Strategy, Voya Investment Management (September 2017–Present). Formerly, Managing Director, Quantitative Management Associates, LLC (January 2004–August 2017).	149	Voya Investments, LLC, Voya Capital, LLC, and Voya Funds Services, LLC (March 2018–Present); Voya Investments Distributor, LLC (April 2018–Present).

(1)	Trustees serve until their successors are duly elected and qualified. The tenure of each Trustee who is not an “interested person” as defined in the 1940 Act, of each Fund (“Independent Trustee”) is subject to the Board’s retirement policy which states that each duly elected or appointed Independent Trustee shall retire from and cease to be a member of the Board of Trustees at the close of business on December 31 of the calendar year in which the Independent Trustee attains the age of 75. A majority vote of the Board’s other Independent Trustees may extend the retirement date of an Independent Trustee if the retirement would trigger a requirement to hold a meeting of shareholders of the Trust under applicable law, whether for the purposes of appointing a successor to the Independent Trustee or otherwise comply under applicable law, in which case the extension would apply until such time as the shareholder meeting can be held or is no longer required (as determined by a vote of a majority of the other Independent Trustees).

(2)	For the purposes of this table, “Fund Complex” means the Voya family of funds including the following investment companies: Voya Asia Pacific High Dividend Equity Income Fund; Voya Balanced Portfolio, Inc.; Voya Emerging Markets High Dividend Equity Fund; Voya Equity Trust; Voya Funds Trust; Voya Global Advantage and Premium Opportunity Fund; Voya Global Equity Dividend and Premium Opportunity Fund; Voya Government Money Market Portfolio; Voya Infrastructure, Industrials and Materials Fund; Voya Intermediate Bond Portfolio; Voya International High Dividend Equity Income Fund; Voya Investors Trust; Voya Mutual Funds; Voya Natural Resources Equity Income Fund; Voya Partners, Inc.; Voya Prime Rate Trust; Voya Senior Income Fund; Voya Separate Portfolios Trust; Voya Series Fund, Inc.; Voya Strategic Allocation Portfolios, Inc.; Voya Variable Funds; Voya Variable Insurance Trust; Voya Variable Portfolios, Inc.; and Voya Variable Products Trust. The number of funds in the Fund Complex is as of June 30, 2019.

(3)	Effective July 10, 2018, Ms. Santoro was appointed to the Board of Trustees and is deemed to be an “interested person” of the Trust as defined in the 1940 Act, because of her current affiliation with the Voya funds, Voya Financial, Inc. or Voya Financial, Inc.’s affiliates.

.

TRUSTEE AND OFFICER INFORMATION (UNAUDITED) (CONTINUED)

Name, Address and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) — During the Past 5 Years

Michael Bell One Orange Way Windsor, Connecticut 06095 Age: 50	Chief Executive Officer	March 2018–Present
Chief Executive Officer and Director, Voya Investments, LLC, Voya Capital, LLC, and Voya Funds Services, LLC (March 2018–Present); Senior Vice President and Treasurer, Voya Investments Distributor, LLC (November 2015– Present); Chief Financial Officer, Voya Investment Management (September 2014– Present). Formerly, Senior Vice President, Chief Financial Officer and Treasurer, Voya Investments, LLC (November 2015–March 2018); Chief Financial Officer and Chief Accounting Officer, Hartford Investment Management (September 2003–September 2014).

Dina Santoro 230 Park Avenue New York, New York 10169 Age: 46	President	March 2018–Present
President and Director, Voya Investments, LLC and Voya Capital, LLC (March 2018–Present); Director, Voya Funds Services, LLC (March 2018–Present); Director and Senior Vice President, Voya Investments Distributor, LLC (April 2018–Present); Managing Director, Head of Product and Marketing Strategy, Voya Investment Management (September 2017–Present). Formerly, Managing Director, Quantitative Management Associates, LLC (January 2004–August 2017).

Stanley D. Vyner 230 Park Avenue New York, New York 10169 Age: 69	Executive Vice President Chief Investment Risk Officer	March 2007–Present September 2009–Present	Executive Vice President, Voya Investments, LLC (July 2000–Present) and Chief Investment Risk Officer, Voya Investments, LLC (January 2003–Present).

James M. Fink 5780 Powers Ferry Road NW Atlanta, Georgia 30327 Age: 61	Executive Vice President	March 2018–Present
Managing Director, Voya Investments, LLC, Voya Capital, LLC, and Voya Funds Services, LLC (March 2018–Present); Senior Vice President, Voya Investments Distributor, LLC (April 2018–Present); Chief Administrative Officer, Voya Investment Management (September 2017–Present). Formerly, Managing Director, Operations, Voya Investment Management (March 1999–September 2017).

Kevin M. Gleason 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 53	Chief Compliance Officer	February 2012–Present	Senior Vice President, Voya Investment Management and Chief Compliance Officer, Voya Family of Funds (February 2012–Present).

Todd Modic 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 51	Senior Vice President, Chief/Principal Financial Officer and Assistant Secretary	March 2007–Present	President, Voya Funds Services, LLC (March 2018–Present) and Senior Vice President, Voya Investments, LLC (April 2005–Present).

Kimberly A. Anderson 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 55	Senior Vice President	March 2007–Present	Senior Vice President, Voya Investments, LLC (September 2003–Present).

Robert Terris 5780 Powers Ferry Road NW Atlanta, Georgia 30327 Age: 49	Senior Vice President	March 2007–Present
Senior Vice President, Voya Investments Distributor, LLC (April 2018–Present); Senior Vice President, Head of Division Operations, Voya Investments, LLC (October 2015–Present) and Voya Funds Services, LLC (March 2006– Present).

Fred Bedoya 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 46	Vice President and Treasurer	September 2012–Present	Vice President, Voya Investments, LLC (October 2015–Present) and Voya Funds Services, LLC (July 2012–Present).

TRUSTEE AND OFFICER INFORMATION (UNAUDITED) (CONTINUED)

Name, Address and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) — During the Past 5 Years

Maria M. Anderson 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 61	Vice President	March 2007–Present	Vice President, Voya Investments, LLC (October 2015–Present) and Voya Funds Services, LLC (September 2004–Present).

Sara M. Donaldson 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 59	Vice President	September 2014–Present
Vice President, Voya Investments, LLC (October 2015–Present). Formerly, Vice President, Voya Funds Services, LLC (April 2014–October 2015). Formerly, Director, Compliance, AXA Rosenberg Global Services, LLC (September 1997–March 2014).

Micheline S. Faver 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 42	Vice President	September 2016–Present
Vice President, Head of Fund Compliance and Chief Compliance Officer, Voya Investments, LLC (June 2016–Present). Formerly, Vice President, Mutual Fund Compliance (March 2014–June 2016); Assistant Vice President, Mutual Fund Compliance (May 2013–March 2014).

Robyn L. Ichilov 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 51	Vice President	March 2007–Present	Vice President, Voya Funds Services, LLC (November 1995–Present) and Voya Investments, LLC (August 1997–Present).

Jason Kadavy 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 43	Vice President	September 2012–Present	Vice President, Voya Investments, LLC (October 2015–Present) and Voya Funds Services, LLC (July 2007–Present).

Andrew K. Schlueter 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 43	Vice President	March 2018–Present
Vice President, Voya Investments Distributor, LLC (April 2018–Present); Vice President, Voya Investments, LLC and Voya Funds Services, LLC (March 2018–Present); Vice President, Head of Mutual Fund Operations, Voya Investment Management (February 2018–Present). Formerly, Vice President, Voya Investment Management (March 2014–February 2018); Assistant Vice President, Voya Investment Management (March 2011–March 2014).

Craig Wheeler 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 50	Vice President	May 2013–Present	Vice President–Director of Tax, Voya Investments, LLC (October 2015–Present). Formerly, Vice President–Director of Tax, Voya Funds Services, LLC (March 2013–October 2015).

Monia Piacenti One Orange Way Windsor, Connecticut 06095 Age: 42	Anti-Money Laundering Officer	June 2018–Present
Anti-Money Laundering Officer, Voya Investments Distributor, LLC, Voya Investment Management and Voya Investment Management Trust Co. (June 2018–Present); Compliance Consultant, Voya Financial, Inc. (January 2019– Present). Formerly, Senior Compliance Officer, Voya Investment Management (December 2009–December 2018).

Huey P. Falgout, Jr. 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 55	Secretary	March 2007–Present
Senior Vice President and Secretary of Voya Investments, LLC (December 2018–Present) and Voya Funds Services, LLC (March 2010– Present); Managing Director and Chief Counsel, Voya Investment Management–Mutual Fund Legal Department (March 2019–Present). Formerly, Senior Vice President and Chief Counsel, Voya Investment Management–Mutual Fund Legal Department (March 2010–February 2019).

Paul A. Caldarelli 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 67	Assistant Secretary	June 2010–Present	Vice President and Senior Counsel, Voya Investment Management–Mutual Fund Legal Department (March 2010–Present).

TRUSTEE AND OFFICER INFORMATION (UNAUDITED) (CONTINUED)

Name, Address and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) — During the Past 5 Years

Theresa K. Kelety 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 56	Assistant Secretary	March 2007–Present	Vice President and Senior Counsel, Voya Investment Management–Mutual Fund Legal Department (March 2010–Present).

(1)	The Officers hold office until the next annual meeting of the Board of Trustees and until their successors shall have been elected and qualified.

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Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Independent Registered Public Accounting Firm
KPMG LLP
Two Financial Center
60 South Street
Boston, Massachusetts 02111

Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286

Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com	167983	(0519-072519)

Item 2. Code of Ethics.

As of the end of the period covered by this report, Registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the Code during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code during the period covered by this report. The code of ethics is filed herewith pursuant to Item 10(a)(1), Ex-99.CODE ETH.

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that Colleen D. Baldwin, Martin J. Gavin, Joseph E. Obermeyer, and Roger B. Vincent are audit committee financial experts, as defined in Item 3 of Form N-CSR. Ms. Baldwin, Mr. Gavin, Mr. Obermeyer and Mr. Vincent are “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees: The aggregate fees billed for each of the last two fiscal years for professional services rendered by KPMG LLP (“KPMG”), the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $215,000 for the year ended May 31, 2019 and $205,000 for the year ended May 31, 2018.

(b)	Audit-Related Fees: The aggregate fees billed in each of the last two fiscal years for assurance and related services by KPMG that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the year ended May 31, 2019 and $27,000 for the year ended May 31, 2018.

(c)	Tax Fees: The aggregate fees billed in each of the last two fiscal years for professional services rendered by KPMG for tax compliance, tax advice, and tax planning were $84,750 for the year ended May 31, 2019 and $84,750 for the year ended May 31, 2018. Such services included review of excise distribution calculations (if applicable), preparation of the Funds’ federal, state, and excise tax returns, tax services related to mergers and routine consulting.

(d)	All Other Fees: The aggregate fees billed in each of the last two fiscal years for products and services provided by KPMG, other than the services reported in paragraphs (a) through (c) of this Item were $42 for the year ended May 31, 2019 and $0 for the year ended May 31, 2018.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

AUDIT AND NON-AUDIT SERVICES
PRE-APPROVAL POLICY

I.	Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Directors or Trustees (the “Committee”) of the Voya funds (each a “Fund,” collectively, the “Funds”) set out on Exhibit A to this Audit and Non-Audit Services Pre-Approval Policy (“Policy”) is responsible for the oversight of the work of the Funds’ independent auditors. As part of its responsibilities, the Committee must pre-approve the audit and non-audit services performed by the auditors in order to assure that the provision of these services does not impair the auditors’ independence from the Funds. The Committee has adopted, and the Board has ratified, this Policy, which sets out the procedures and conditions under which the services of the independent auditors may be pre-approved.

Under Securities and Exchange Commission (“SEC”) rules promulgated in accordance with the Act, the Funds may establish two different approaches to pre-approving audit and non-audit services. The Committee may approve services without consideration of specific case-by-case services (“general pre-approval”) or it may pre-approve specific services (“specific pre-approval”). The Committee believes that the combination of these approaches contemplated in this Policy results in an effective and efficient method for pre-approving audit and non-audit services to be performed by the Funds’ independent auditors. Under this Policy, services that are not of a type that may receive general pre-approval require specific pre-approval by the Committee. Any proposed services that exceed pre-approved cost levels or budgeted amounts will also require the Committee’s specific pre-approval.

For both types of approval, the Committee considers whether the subject services are consistent with the SEC’s rules on auditor independence and that such services are compatible with maintaining the auditors independence. The Committee also considers whether a particular audit firm is in the best position to provide effective and efficient services to the Funds. Reasons that the auditors are in the best position include the auditors’ familiarity with the Funds’ business, personnel, culture, accounting systems, risk profile, and other factors, and whether the services will enhance the Funds’ ability to manage and control risk or improve audit quality. Such factors will be considered as a whole, with no one factor being determinative.

The appendices attached to this Policy describe the audit, audit-related, tax-related, and other services that have the Committee’s general pre-approval. For any service that has been approved through general pre-approval, the general pre-approval will remain in place for a period 12 months from the date of pre-approval, unless the Committee determines that a different period is appropriate. The Committee will annually review and pre-approve the services that may be provided by the independent auditors without specific pre-approval. The Committee will revise the list of services subject to general pre-approval as appropriate. This Policy does not serve as a delegation to Fund management of the Committee’s duty to pre-approve services performed by the Funds’ independent auditors.

1

II.	Audit Services

The annual audit services engagement terms and fees are subject to the Committee’s specific pre-approval. Audit services are those services that are normally provided by auditors in connection with statutory and regulatory filings or engagements or those that generally only independent auditors can reasonably provide. They include the Funds’ annual financial statement audit and procedures that the independent auditors must perform in order to form an opinion on the Funds’ financial statements (e.g., information systems and procedural reviews and testing). The Committee will monitor the audit services engagement and approve any changes in terms, conditions or fees deemed by the Committee to be necessary or appropriate.

The Committee may grant general pre-approval to other audit services, such as statutory audits and services associated with SEC registration statements, periodic reports and other documents filed with the SEC or issued in connection with securities offerings.

The Committee has pre-approved the audit services listed on Appendix A. The Committee must specifically approve all audit services not listed on Appendix A.

III.	Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or the review of the Funds’ financial statements or are traditionally performed by the independent auditors. The Committee believes that the provision of audit-related services will not impair the independent auditors’ independence, and therefore may grant pre-approval to audit-related services. Audit-related services include accounting consultations related to accounting, financial reporting or disclosure matters not classified as “audit services;” assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures relating to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Form N-SAR or Form N-CSR.

The Committee has pre-approved the audit-related services listed on Appendix B. The Committee must specifically approve all audit-related services not listed on Appendix B.

IV.	Tax Services

The Committee believes the independent auditors can provide tax services to the Funds, including tax compliance, tax planning, and tax advice, without compromising the auditors’ independence. Therefore, the Committee may grant general pre-approval with respect to tax services historically provided by the Funds’ independent auditors that do not, in the Committee’s view, impair auditor independence and that are consistent with the SEC’s rules on auditor independence.

The Committee will not grant pre-approval if the independent auditors initially recommends a transaction the sole business purpose of which is tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Committee may consult outside counsel to determine that tax planning and reporting positions are consistent with this Policy.

The Committee has pre-approved the tax-related services listed on Appendix C. The Committee must specifically approve all tax-related services not listed on Appendix C.

V.	Other Services

The Committee believes it may grant approval of non-audit services that are permissible services for independent auditors to a Fund. The Committee has determined to grant general pre-approval to other services that it believes are routine and recurring, do not impair auditor independence, and are consistent with SEC rules on auditor independence.

The Committee has pre-approved the non-audit services listed on Appendix D. The Committee must specifically approve all non-audit services not listed on Appendix D.

A list of the SEC’s prohibited non-audit services is attached to this Policy as Appendix E. The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of these impermissible services and the applicability of exceptions to certain of the SEC’s prohibitions.

VI.	Pre-approval of Fee levels and Budgeted Amounts

The Committee will annually establish pre-approval fee levels or budgeted amounts for audit, audit- related, tax and non-audit services to be provided to the Funds by the independent auditors. Any proposed services exceeding these levels or amounts require the Committee’s specific pre-approval. The Committee considers fees for audit and non-audit services when deciding whether to pre- approve services. The Committee may determine, for a pre-approval period of 12 months, the appropriate ratio between the total amount of fees for the Fund’s audit, audit-related, and tax services (including fees for services provided to Fund affiliates that are subject to pre-approval), and the total amount of fees for certain permissible non-audit services for the Fund classified as other services (including any such services provided to Fund affiliates that are subject to pre-approval).

VII.	Procedures

Requests or applications for services to be provided by the independent auditors will be submitted to management. If management determines that the services do not fall within those services generally pre-approved by the Committee and set out in the appendices to these procedures, management will submit the services to the Committee or its delagee. Any such submission will include a detailed description of the services to be rendered. Notwithstanding this paragraph, the Committee will, on a quarterly basis, receive from the independent auditors a list of services provided for the previous calendar quarter on a cumulative basis by the auditors during the Pre-Approval Period.

VIII.	Delegation

The Committee may delegate pre-approval authority to one or more of the Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions, including any pre-approved services, to the Committee at its next scheduled meeting. The Committee will identify any member to whom pre-approval authority is delegated in writing. The member will retain such authority for a period of 12 months from the date of pre-approval unless the Committee determines that a different period is appropriate. The period of delegated authority may be terminated by the Committee or at the option of the member.

IX.	Additional Requirements

The Committee will take any measures the Committee deems necessary or appropriate to oversee the work of the independent auditors and to assure the auditors’ independence from the Funds. This may include reviewing a formal written statement from the independent auditors delineating all relationships between the auditors and the Funds, consistent with Independence Standards Board No. 1, and discussing with the auditors their methods and procedures for ensuring independence.

Part of KPMG’s performance of an audit in accordance with standards of the Public Company Accounting Oversight Board (US) includes their responsibility to maintain and monitor auditor independence with respect to the Voya funds. Using a proprietary system called Sentinel, the audit team is able to identify and manage potential conflicts of interest across the member firms of the KPMG International Network and prevent the provision of prohibited services to the Voya entities that would impair KPMG independence with the respect to the Voya funds. KPMG requests pre- approval from the Voya funds Audit Committee for services provided to the Voya funds and for services to affiliated entities that relate to the financial reporting or nature of operations of the Voya Funds. Additionally, KPMG provides an annual summary of the fees for services that have commenced for Voya funds and Affiliates.

Last Approved: November 16, 2018

Appendix A

Pre-Approved Audit Services for the Pre-Approval Period January 1, 2019 through December 31, 2019

Service
	The Fund(s)	Fee Range
Statutory audits or financial audits (including tax services associated with audit services)	√	As presented to Audit Committee[1]
Services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., consents), and assistance in responding to SEC comment letters.	√	Not to exceed $9,750 per filing
Consultations by Fund management with respect to accounting or disclosure treatment of transactions or events and/or the actual or potential effect of final or proposed rules, standards or interpretations by the SEC, Financial Accounting Standards Board, or other regulatory or standard setting bodies.	√	Not to exceed $8,000 during the Pre- Approval Period
Seed capital audit and related review and issuance of consent on the N-2 registration statement	√	Not to exceed $14,750 per audit
Audit of summary portfolio of investments	√	Not to exceed $565 per fund

[1]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Appendix B

Pre-Approved Audit-Related Services for the Pre-Approval Period January 1, 2019 through December 31, 2019

Service
	The Fund(s)	Fund Affiliates	Fee Range
Services related to Fund mergers (Excludes tax services - See Appendix C for tax services associated with Fund mergers)	√	√	Not to exceed $10,000 per merger
Consultations by Fund management with respect to accounting or disclosure treatment of transactions or events and/or the actual or potential effect of final or proposed rules, standards or interpretations by the SEC, Financial Accounting Standards Board, or other regulatory or standard setting bodies. [Note: Under SEC rules some consultations may be “audit” services and others may be “audit-related” services.]	√		Not to exceed $5,000 per occurrence during the Pre-Approval Period
Review of the Funds’ semi-annual and quarterly financial statements	√		Not to exceed $2,700 per set of financial statements per fund
Reports to regulatory or government agencies related to the annual engagement	√		Up to $5,000 per occurrence during the Pre-Approval Period
Regulatory compliance assistance	√	√	Not to exceed $5,000 per quarter
Training courses		√	Not to exceed $5,000 per course
For Prime Rate Trust, agreed upon procedures for quarterly reports to rating agencies	√		Not to exceed $9,450 per quarter

Appendix C

Pre-Approved Tax Services for the Pre-Approval Period January 1, 2019 through December 31, 2019

Service
	The Fund(s)	Fund Affiliates	Fee Range
Preparation of federal and state income tax returns and federal excise tax returns for the Funds including assistance and review with excise tax distributions	√		As presented to Audit Committee[2]
Review of IRC Sections 851(b) and 817(h) diversification testing on a real-time basis	√		As presented to Audit Committee[2]
Tax assistance and advice regarding statutory, regulatory or administrative developments	√	√	Not to exceed $5,000 for the Funds or for the Funds’ investment adviser during the Pre- Approval Period

[2]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Appendix C, continued

Pre-Approved Tax Services for the Pre-Approval Period January 1, 2019 through December 31, 2019

Service
	The Fund(s)	Fund Affiliates	Fee Range
Tax and technology training sessions		√	Not to exceed $5,000 per course during the Pre- Approval Period
Tax services associated with Fund mergers	√	√	Not to exceed $4,000 per fund per merger during the Pre- Approval Period
Other tax-related assistance and consultation, including, without limitation, assistance in evaluating derivative financial instruments and international tax issues, qualification and distribution issues, year-end reporting for 1099’s and similar routine tax consultations as requested.	√		Not to exceed $120,000 during the Pre- Approval Period

Appendix D

Pre-Approved Other Services for the Pre-Approval Period January 1, 2019 through December 31, 2019

Service
	The Fund(s)	Fund Affiliates	Fee Range
Agreed-upon procedures for Class B share 12b-1 programs		√	Not to exceed $60,000 during the Pre- Approval Period
Security counts performed pursuant to Rule 17f-2 of the 1940 Act (i.e., counts for Funds holding securities with affiliated sub-custodians)

Cost to be borne 50% by the Funds and 50% by Voya Investments, LLC.	√	√	Not to exceed $5,700 per Fund during the Pre- Approval Period
Agreed upon procedures for 15 (c) FACT Books	√		Not to exceed $50,000 during the Pre- Approval Period

Appendix E

Prohibited Non-Audit Services

Dated:          January 1, 2019 to December 31, 2019

•	Bookkeeping or other services related to the accounting records or financial statements of the Funds

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions

•	Human resources

•	Broker-dealer, investment adviser, or investment banking services

•	Legal services

•	Expert services unrelated to the audit
•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible

EXHIBIT A

VOYA ASIA PACIFIC HIGH DIVIDEND EQUITY INCOME FUND
VOYA BALANCED PORTFOLIO, INC.
VOYA EMERGING MARKETS HIGH DIVIDEND EQUITY FUND
VOYA EQUITY TRUST
VOYA FUNDS TRUST
VOYA GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND
VOYA GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND
VOYA INFRASTRUCTURE, INDUSTRIALS, AND MATERIALS FUND
VOYA INTERMEDIATE BOND PORTFOLIO
VOYA INTERNATIONAL HIGH DIVIDEND EQUITY INCOME FUND VOYA
INVESTORS TRUST
VOYA GOVERNMENT MONEY MARKET PORTFOLIO
VOYA MUTUAL FUNDS
VOYA PARTNERS, INC.
VOYA PRIME RATE TRUST
VOYA NATURAL RESOURCES EQUITY INCOME FUND
VOYA SENIOR INCOME FUND
VOYA SEPARATE PORTFOLIOS TRUST
VOYA SERIES FUND, INC.
VOYA STRATEGIC ALLOCATIONS PORTFOLIOS, INC.
VOYA VARIABLE FUNDS
VOYA VARIABLE INSURANCE TRUST
VOYA VARIABLE PORTFOLIOS INC,
VOYA VARIABLE PRODUCTS TRUST

(e)(2)	Percentage of services referred to in 4(b) – (4)(d) that were approved by the audit committee

100% of the services were approved by the audit committee.

(f)	Percentage of hours expended attributable to work performed by other than full time employees of KPMG if greater than 50%

Not applicable.

(g)	Non-Audit Fees: The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to each Registrant by the independent registered public accounting firm for each Registrant’s fiscal years ended May 31, 2019 and May 31, 2018; and (ii) the aggregate non-audit fees billed to the investment adviser, or any of its affiliates that provide ongoing services to the registrant, by the independent registered public accounting firm for the same time periods.

Registrant/Investment Adviser	2019	2018
Voya Separate Portfolios Trust	$84,792	$111,750
Voya Investments, LLC (1)	$55,200	$77,700

(1) Each Registrant’s investment adviser and any of its affiliates, which are subsidiaries of Voya Financial, Inc.

(h)	Principal Accountants Independence: The Registrant’s Audit committee has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining KPMG’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Separate Portfolios Trust

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: August 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: August 8, 2019

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: August 8, 2019